UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09036

UBS Relationship Funds

(Exact name of registrant as specified in charter)

51 West 52nd Street, New York, New York 10019-6114

(Address of principal executive offices) (Zip code)

Mark F. Kemper, Esq.
UBS Global Asset Management (US) Inc.
51 West 52nd Street
New York, NY 10019-6114
(Name and address of agent for service)

Copy to:
Bruce Leto, Esq.
Stradley Ronon Stevens & Young, LLP
2600 One Commerce Square
Philadelphia, PA 215-564

Registrant’s telephone number, including area code: 212-882 5000

Date of fiscal year end: December 31

Date of reporting period: September 30, 2005

Item 1.  Schedule of Investments

UBS Global Securities Relationship Fund — Schedule of Investments

September 30, 2005 (Unaudited)

	Shares	Value

Equities — 60.61%
U.S. Equities — 36.94%
7-Eleven, Inc. (a)	68,100	$2,425,041
Allergan, Inc.	165,800	15,190,596
American Electric Power Co., Inc.	169,250	6,719,225
American International Group, Inc.	229,100	14,195,036
Applied Materials, Inc.	347,300	5,890,208
Baker Hughes, Inc.	67,800	4,046,304
Borg-Warner, Inc.	75,100	4,240,146
Bristol-Myers Squibb Co.	212,800	5,119,968
Burlington Northern Santa Fe Corp.	178,000	10,644,400
Caremark Rx, Inc. (a)	108,700	5,427,391
Cendant Corp.	259,300	5,351,952
Cephalon, Inc. (a)(b)	118,200	5,486,844
Citigroup, Inc.	611,575	27,838,894
Clear Channel Communications, Inc.	216,200	7,110,818
Costco Wholesale Corp.	313,500	13,508,715
Dex Media, Inc.	154,800	4,301,892
DIRECTV Group, Inc. (a)	225,500	3,377,990
Exelon Corp.	343,500	18,356,640
Expedia, Inc. (a)	313,700	6,214,397
ExxonMobil Corp.	159,700	10,147,338
FedEx Corp.	107,100	9,331,623
Fifth Third BanCorp.	292,800	10,754,544
FirstEnergy Corp.	227,820	11,873,978
Freddie Mac	228,300	12,889,818
Genzyme Corp. (a)	193,100	13,833,684
Hartford Financial Services Group, Inc.	91,500	7,061,055
Hewlett-Packard Co.	241,900	7,063,480
IAC/InterActiveCorp. (a)	118,400	3,001,440
Illinois Tool Works, Inc.	158,500	13,049,305
Johnson & Johnson	379,224	23,997,295
Johnson Controls, Inc.	162,500	10,083,125
JPMorgan Chase & Co.	425,400	14,433,822
Kimberly-Clark Corp.	133,400	7,941,302
Kohl’s Corp. (a)	174,650	8,763,937
Kroger Co. (a)	480,500	9,893,495
Lockheed Martin Corp.	155,500	9,491,720
Marathon Oil Corp.	174,300	12,014,499
Masco Corp.	454,500	13,944,060
Medco Health Solutions, Inc. (a)	163,000	8,937,290
Medtronic, Inc.	86,900	4,659,578
Mellon Financial Corp.	424,300	13,564,871
Mettler Toledo International, Inc. (a)	142,300	7,254,454
Microsoft Corp.	823,400	21,186,082
Morgan Stanley	343,750	18,541,875
Mylan Laboratories, Inc.	368,900	7,105,014
NiSource, Inc.	168,600	4,088,550
Northrop Grumman Corp.	140,400	7,630,740
Omnicom Group, Inc.	153,200	12,812,116
Oracle Corp. (a)	705,400	8,739,906
Pepco Holdings, Inc.	132,300	3,078,621
PNC Financial Services Group, Inc.	147,300	8,546,346
SBC Communications, Inc.	336,700	8,070,699
Sempra Energy	160,600	7,557,836
Sprint Nextel Corp.	868,726	20,658,304
Symantec Corp. (a)	254,876	5,775,490
Time Warner, Inc.	622,700	11,277,097
UnitedHealth Group, Inc.	382,300	21,485,260
Univision Communications, Inc. (a)	242,400	6,430,872
Waters Corp. (a)	54,400	2,263,040
WellPoint, Inc. (a)	135,600	10,281,192
Wells Fargo & Co.	333,900	19,556,523
Wyeth	307,900	14,246,533
Xilinx, Inc.	160,100	4,458,785

Total U.S. Equities		633,223,051

International Equities — 23.67%
Australia — 0.62%
National Australia Bank Ltd. (b)	126,174	3,184,459
Qantas Airways Ltd.	1,037,986	2,671,258
QBE Insurance Group Ltd.	333,551	4,758,099

		10,613,816

Austria — 0.22%
Telekom Austria AG	186,920	3,729,710

Belgium — 0.46%
Fortis	82,479	2,399,507
KBC Groep NV S.A.	47,543	3,863,383
Solvay S.A.	14,002	1,633,286

		7,896,176

Bermuda — 0.47%
Accenture Ltd., Class A	319,100	8,124,286

Canada — 1.14%
Alcan, Inc.	82,930	2,633,095
Bank of Nova Scotia (b)	69,000	2,580,812
Canadian National Railway Co.	26,500	1,883,724
Canadian Tire Corp. Ltd.	32,600	1,766,512
Cott Corp. (a)	73,300	1,293,455
Inco Ltd.	45,000	2,132,130
Magna International, Inc., Class A	21,700	1,634,512
Manulife Financial Corp.	36,200	1,933,827
Petro-Canada	86,800	3,639,228

		19,497,295

Denmark — 0.06%
A.P. Moller - Maersk A/S	106	1,085,739

Finland — 0.40%
Neste Oil Oyj (a)	27,350	1,016,605
Nokia Oyj	133,360	2,241,349
UPM-Kymmene Oyj	175,460	3,522,197

		6,780,151

France — 1.96%
BNP Paribas	52,202	3,980,787
France Telecom S.A.	204,504	5,887,858
LVMH Moet Hennessy Louis Vuitton S.A.	19,285	1,595,016
Sanofi-Aventis S.A.	74,405	6,167,314
Total S.A.	51,630	14,136,455
Unibail REIT	12,407	1,806,987

		33,574,417

Germany — 1.53%
Allianz AG	8,709	1,179,571

1

UBS Global Securities Relationship Fund — Schedule of Investments

September 30, 2005 (Unaudited)

	Shares	Value

Bayerische Motoren Werke AG	40,999	$1,930,753
Deutsche Postbank AG	62,995	3,456,481
Deutsche Telekom AG	186,523	3,404,705
E.ON AG	55,444	5,109,044
Fresenius Medical Care AG (b)	27,560	2,517,000
Hannover Rueckversicherung AG	29,172	1,012,931
MAN AG	54,303	2,794,277
Metro AG	40,192	1,985,303
Premiere AG (a)(b)	34,887	982,978
Siemens AG	24,869	1,921,930

		26,294,973

Hong Kong — 0.39%
Esprit Holdings Ltd.	258,000	1,928,910
Hutchison Telecommunications International Ltd. (a)	1,156,000	1,676,388
Sun Hung Kai Properties Ltd.	190,000	1,967,903
Yue Yuen Industrial Holdings (b)	402,500	1,105,121

		6,678,322

Ireland — 0.58%
Bank of Ireland	425,116	6,739,915
CRH PLC	115,534	3,141,070

		9,880,985

Italy — 0.47%
ENI SpA	113,673	3,386,502
UniCredito Italiano SpA	819,789	4,635,495

		8,021,997

Japan — 5.04%
Aeon Co. Ltd.	112,200	2,257,067
Asahi Breweries Ltd.	201,700	2,557,287
Astellas Pharma, Inc.	22,900	862,740
Bank of Yokohama Ltd.	421,000	3,213,032
Bridgestone Corp.	119,000	2,551,350
Canon, Inc.	80,000	4,326,804
East Japan Railway Co.	571	3,264,584
Funai Electric Co. Ltd. (b)	16,500	1,467,443
Honda Motor Co. Ltd.	47,900	2,713,235
Kao Corp.	107,000	2,638,654
KDDI Corp.	387	2,185,283
Meitec Corp.	21,500	688,592
Mitsubishi Corp.	194,300	3,840,057
Mitsui Fudosan Co. Ltd.	195,000	2,936,871
Mitsui Sumitomo Insurance Co. Ltd.	204,000	2,365,061
Murata Manufacturing Co. Ltd.	34,000	1,898,888
NEC Electronics Corp. (b)	16,200	540,286
Nippon Paper Group, Inc.	375	1,359,847
Nissan Motor Co. Ltd. (b)	378,000	4,322,287
Nitto Denko Corp.	59,500	3,354,553
NOK Corp. (b)	70,300	2,096,471
Nomura Holdings, Inc.	120,900	1,878,462
NTN Corp. (b)	204,000	1,222,128
NTT DoCoMo, Inc.	2,372	4,227,493
Rohm Co. Ltd.	39,100	3,398,050
Sekisui House Ltd.	221,000	2,712,290
Shin-Etsu Chemical Co. Ltd.	74,900	3,271,175
Sompo Japan Insurance, Inc.	308,000	4,084,383
Sumitomo Mitsui Financial Group, Inc.	487	4,597,573
Sumitomo Trust & Banking Co. Ltd.	271,000	2,233,227
Takefuji Corp.	28,260	2,206,644
Tokyo Gas Co. Ltd. (b)	663,000	2,696,691
Yokogawa Electric Corp.	154,900	2,421,765

		86,390,273

Netherlands — 1.40%
ABN AMRO Holding NV	351,076	8,435,866
ASML Holding NV (a)	154,661	2,547,140
Koninklijke (Royal) Philips Electronics NV	81,144	2,163,049
Reed Elsevier NV	159,442	2,206,815
Royal KPN NV	271,253	2,439,690
TNT NV	180,731	4,503,958
VNU NV	54,065	1,704,548

		24,001,066

Norway — 0.14%
Telenor ASA	269,800	2,419,156

Panama — 0.54%
Carnival Corp.	183,400	9,166,332

Singapore — 0.12%
DBS Group Holdings Ltd.	166,000	1,552,412
Jardine Cycle & Carriage Ltd.	62,000	407,339

		1,959,751

Spain — 0.19%
Repsol YPF S.A.	102,389	3,328,085

Sweden — 0.28%
Electrolux AB, B Shares	102,700	2,411,531
Sandvik AB	48,100	2,398,917

		4,810,448

Switzerland — 2.27%
Actelion NV (a)(b)	19,793	2,141,651
Adecco S.A.	52,070	2,386,920
Credit Suisse Group	210,000	9,333,333
Holcim Ltd.	48,534	3,235,600
Nestle S.A.	12,773	3,754,871
Novartis AG	92,114	4,690,544
Roche Holding AG	44,659	6,228,186
Straumann Holding AG	8,193	2,203,547
Swiss Reinsurance Co.	75,758	4,994,710

		38,969,362

United Kingdom — 5.39%
Balfour Beatty PLC	158,281	917,049
Barclays PLC	744,691	7,548,890
BP PLC	1,009,914	12,033,013
Collins Stewart Tullett PLC	137,004	1,548,768
Diageo PLC	378,281	5,454,118
Electrocomponents PLC	313,512	1,349,147
Gallaher Group PLC	265,315	4,130,445
GUS PLC	126,246	1,908,456
HBOS PLC	181,453	2,739,808
ITV PLC	499,012	997,566
Kesa Electricals PLC	340,301	1,536,673
Kingfisher PLC	736,754	2,815,326
O2 PLC (a)	1,808,610	5,047,388
Prudential PLC	660,215	6,009,290
Rentokil Initial PLC	358,373	1,047,681
Royal Bank of Scotland Group PLC	301,839	8,591,792

2

UBS Global Securities Relationship Fund — Schedule of Investments

September 30, 2005 (Unaudited)

	Shares	Value

Scottish & Southern Energy PLC	107,678	$1,960,175
Taylor Nelson Sofres PLC	428,010	1,514,385
Tesco PLC (b)	1,149,935	6,296,313
Vodafone Group PLC	5,356,926	13,978,483
Wolseley PLC	156,987	3,329,931
WPP Group PLC	161,361	1,647,126

		92,401,823

Total International Equities		405,624,163

Total Equities (Cost $903,098,461)		1,038,847,214

	Face
	Amount

Bonds — 19.67%
U.S. Bonds — 15.91%
U.S. Corporate Bonds — 2.45%
Albertson’s, Inc.
8.000%, due 05/01/31	$365,000	332,371
Alcoa, Inc.
6.000%, due 01/15/12	225,000	238,072
Allstate Corp.
7.200%, due 12/01/09	325,000	353,647
Altria Group, Inc.
7.750%, due 01/15/27	180,000	209,893
American Electric Power Co., Inc.
6.125%, due 05/15/06	250,000	252,430
American Express Co.
3.750%, due 11/20/07	80,000	78,723
American General Finance Corp.
5.375%, due 10/01/12	160,000	161,795
AT&T Corp.
9.750%, due 11/15/31	285,000	360,881
AvalonBay Communities, Inc. REIT
7.500%, due 08/01/09	105,000	114,517
Avon Products, Inc.
7.150%, due 11/15/09	100,000	109,056
Bank of America Corp.
7.400%, due 01/15/11	1,075,000	1,200,520
BellSouth Corp.
6.550%, due 06/15/34	300,000	322,466
Boeing Capital Corp.
7.375%, due 09/27/10	425,000	474,145
Bombardier Capital, Inc., 144A
6.125%, due 06/29/06	250,000	250,313
Bristol-Myers Squibb Co.
5.750%, due 10/01/11	325,000	340,903
Burlington Northern Santa Fe Corp.
7.082%, due 05/13/29	115,000	137,161
C.S. First Boston USA, Inc.
3.875%, due 01/15/09	285,000	277,859
6.500%, due 01/15/12	320,000	346,507
Capital One Financial Corp.
5.500%, due 06/01/15	310,000	311,818
Caterpillar, Inc.
6.550%, due 05/01/11	115,000	125,240
Cendant Corp.
6.250%, due 01/15/08	155,000	158,725
Centex Corp.
7.875%, due 02/01/11	300,000	331,096
Citigroup, Inc.
5.000%, due 09/15/14	575,000	571,896
5.625%, due 08/27/12	1,555,000	1,616,429
Comcast Cable Communications, Inc.
6.750%, due 01/30/11	975,000	1,048,379
Computer Sciences Corp.
3.500%, due 04/15/08	350,000	339,810
ConAgra Foods, Inc.
6.750%, due 09/15/11	120,000	129,032
Coors Brewing Co.
6.375%, due 05/15/12	225,000	238,392
Countrywide Home Loans, Inc.
3.250%, due 05/21/08	400,000	385,033
DaimlerChrysler N.A. Holding Corp.
4.050%, due 06/04/08	1,525,000	1,489,246
Devon Financing Corp. ULC
6.875%, due 09/30/11	575,000	632,050
Dominion Resources, Inc.
5.950%, due 06/15/35	325,000	317,488
Dow Chemical Co.
6.125%, due 02/01/11	475,000	506,197
Duke Energy Field Services LLC
7.875%, due 08/16/10	300,000	337,301
EOP Operating LP
7.250%, due 06/15/28	300,000	338,454
Erac U.S.A. Finance Co., 144A
8.000%, due 01/15/11	425,000	479,755
FirstEnergy Corp., Series B
6.450%, due 11/15/11	400,000	425,906
Ford Motor Credit Co.
5.800%, due 01/12/09	2,075,000	1,936,143
FPL Group Capital, Inc.
7.625%, due 09/15/06	350,000	359,875
General Electric Capital Corp.
6.000%, due 06/15/12	2,350,000	2,501,401
6.750%, due 03/15/32	300,000	352,868
General Motors Acceptance Corp.
6.875%, due 09/15/11	1,150,000	1,046,055
Goldman Sachs Group, Inc.
6.875%, due 01/15/11	1,475,000	1,605,375
Harrah’s Operating Co., Inc.
7.125%, due 06/01/07	5,000	5,178
7.500%, due 01/15/09	325,000	348,772
HSBC Bank USA N.A.
5.625%, due 08/15/35	275,000	270,873
HSBC Finance Corp.
6.750%, due 05/15/11	800,000	870,096
ICI Wilmington, Inc.
4.375%, due 12/01/08	260,000	255,613
International Lease Finance Corp.
3.500%, due 04/01/09	605,000	576,842
International Paper Co.
6.750%, due 09/01/11	145,000	155,406
John Deere Capital Corp.
7.000%, due 03/15/12	300,000	334,777
JPMorgan Chase & Co.
6.750%, due 02/01/11	850,000	919,771
Kinder Morgan Energy Partners LP
5.800%, due 03/15/35	260,000	249,724
Kraft Foods, Inc.
5.625%, due 11/01/11	400,000	413,287

3

UBS Global Securities Relationship Fund — Schedule of Investments

September 30, 2005 (Unaudited)

	Face
	Amount	Value

Kroger Co.
7.500%, due 04/01/31	$350,000	$390,939
Lincoln National Corp.
6.200%, due 12/15/11	105,000	112,063
Lockheed Martin Corp.
8.500%, due 12/01/29	175,000	241,440
Marathon Oil Corp.
6.125%, due 03/15/12	145,000	154,791
Marsh & McLennan Cos., Inc.
6.250%, due 03/15/12	225,000	231,075
MBNA Corp.
7.500%, due 03/15/12	320,000	363,822
McKesson Corp.
7.750%, due 02/01/12	190,000	215,107
Metlife, Inc.
5.000%, due 11/24/13	270,000	268,505
Miller Brewing Co., 144A
5.500%, due 08/15/13	425,000	435,213
Morgan Stanley
6.750%, due 04/15/11	1,450,000	1,577,367
Motorola, Inc.
7.625%, due 11/15/10	22,000	24,899
New Cingular Wireless Services, Inc.
8.750%, due 03/01/31	210,000	283,458
Newell Rubbermaid, Inc.
4.000%, due 05/01/10	125,000	118,815
News America, Inc.
6.200%, due 12/15/34	225,000	225,340
Northwest Airlines, Inc.
8.072%, due 10/01/19	194,233	194,896
Pacific Gas & Electric Co.
6.050%, due 03/01/34	325,000	338,127
PPL Energy Supply LLC
6.400%, due 11/01/11	235,000	252,316
Progress Energy, Inc.
7.000%, due 10/30/31	225,000	250,018
PSEG Power LLC
7.750%, due 04/15/11	200,000	223,941
Qwest Capital Funding, Inc. (b)
7.900%, due 08/15/10	280,000	277,900
Rohm & Haas Co.
7.850%, due 07/15/29	125,000	162,293
Safeway, Inc.
7.250%, due 02/01/31	390,000	412,475
Sempra Energy
7.950%, due 03/01/10	110,000	122,159
Sprint Capital Corp.
8.750%, due 03/15/32	425,000	569,894
Time Warner, Inc.
7.625%, due 04/15/31	310,000	363,174
TXU Energy Co. LLC
7.000%, due 03/15/13	400,000	434,250
U.S. Bank N.A.
6.375%, due 08/01/11	420,000	452,512
Union Pacific Corp.
6.700%, due 12/01/06	400,000	409,594
UST, Inc.
6.625%, due 07/15/12	130,000	139,982
Valero Energy Corp.
7.500%, due 04/15/32	335,000	404,349
Verizon New England, Inc.
6.500%, due 09/15/11	45,000	47,891
Verizon New York, Inc.
6.875%, due 04/01/12	300,000	320,939
Verizon New York, Inc., Series B
7.375%, due 04/01/32	200,000	220,108
Viacom, Inc.
6.625%, due 05/15/11	325,000	345,693
Wachovia Bank N.A.
7.800%, due 08/18/10	750,000	851,113
Washington Mutual, Inc.
5.625%, due 01/15/07	1,175,000	1,189,692
Waste Management, Inc.
7.375%, due 08/01/10	325,000	357,388
Wells Fargo Bank N.A.
6.450%, due 02/01/11	1,025,000	1,103,093
Weyerhaeuser Co.
7.375%, due 03/15/32	125,000	141,402
Wyeth
5.500%, due 03/15/13	195,000	199,984

		41,973,579

Asset-Backed Securities — 0.63%
Capital One Multi-Asset Execution Trust, 03-A1, Class A1†
4.158%, due 01/15/09	675,000	676,221
Conseco Finance Securitizations Corp., 00-1, Class A4
7.620%, due 05/01/31	980,081	988,127
Conseco Finance Securitizations Corp., 00-2, Class A4
8.480%, due 12/01/30	256,032	260,591
Conseco Finance Securitizations Corp., 00-5, Class A4
7.470%, due 02/01/32	308,665	312,315
Countrywide Asset-Backed Certificates, 03-SD3, Class A1, 144A†
4.250%, due 12/25/32	56,922	57,203
Countrywide Asset-Backed Certificates, 04-SD1, Class A1, 144A†
4.170%, due 06/25/33	277,350	277,841
First Franklin Mortgage Loan Asset Backed Certificates, 04-FFB, Class A1 (d)
4.167%, due 06/25/24	376,106	373,916
Green Tree Financial Corp., 99-1, Class A5
6.110%, due 09/01/23	1,070,000	1,081,682
Hyundai Auto Receivables Trust, 05-A, Class B
4.200%, due 02/15/12	2,000,000	1,973,372
Massachusetts RRB Special Purpose Trust, 99-1, Class A5
7.030%, due 03/15/12	275,000	295,624
Providian Gateway Master Trust, 04-AA, Class C, 144A†
4.668%, due 03/15/11	250,000	251,945
Providian Gateway Master Trust, 04-AA, Class D, 144A†
5.618%, due 03/15/11	280,000	285,141

4

UBS Global Securities Relationship Fund — Schedule of Investments

September 30, 2005 (Unaudited)

	Face
	Amount	Value

Providian Gateway Master Trust, 04-BA, Class D, 144A†
5.168%, due 07/15/10	$710,000	$714,161
RAFC Asset-Backed Trust, 01-1, Class A3 (d)
5.115%, due 11/25/29	114,757	114,457
Sears Credit Account Master Trust, 01-1, Class A†
3.948%, due 02/15/10	675,000	674,960
Structured Asset Securities Corp., 03-AL2, Class A, 144A
3.357%, due 01/25/31	158,849	145,028
Vanderbilt Mortgage Finance, 00-B, Class IA3
8.255%, due 05/07/17	29,288	29,429
WFS Financial Owner Trust, 05-2, Class D
4.840%, due 11/17/12	2,250,000	2,241,846

		10,753,859

Commercial Mortgage-Backed Securities — 1.34%
Asset Securitization Corp., 95-MD4, Class A3 †
7.384%, due 08/13/29	2,000,000	2,096,059
Banc of America Large Loan, 05-ESHA, Class D, 144A†
4.380%, due 07/14/08	2,000,000	2,000,000
Bear Stearns Commercial Mortgage Securities, 00-WF1, Class A2
7.780%, due 02/15/32	695,000	766,956
Commercial Mortgage Pass-Through Certificates, 01-FL5A, Class E, 144A†
5.268%, due 11/15/13	163,138	163,086
Commercial Mortgage Pass-Through Certificates, 01-FL5A, Class F, 144A†
4.366%, due 11/15/13	315,000	312,187
DLJ Commercial Mortgage Corp., 00-CKP1, Class A1B
7.180%, due 11/10/33	200,000	218,425
DLJ Commercial Mortgage Corp., 99-CG1, Class A1A
6.080%, due 03/10/32	402,030	406,824
First Union Commercial Mortgage Securities, Inc., 97-C2, Class A3
6.650%, due 11/18/29	592,804	611,163
Four Times Square Trust, 00-4TS, Class C, 144A
7.860%, due 04/15/15	2,750,000	3,050,459
GS Mortgage Securities Corp., II, 98-GLII, Class A1
6.312%, due 04/13/31	933,324	948,788
Host Marriott Pool Trust, 99-HMTA, Class A, 144A
6.980%, due 08/03/15	219,204	228,539
Host Marriott Pool Trust, 99-HMTA, Class C, 144A
7.730%, due 08/03/15	450,000	488,848
Host Marriott Pool Trust, 99-HMTA, Class D, 144A
7.970%, due 08/03/15	320,000	344,735
Host Marriott Pool Trust, 99-HMTA, Class E, 144A
8.070%, due 08/03/15	280,000	297,301
JPMorgan Commercial Mortgage Finance Corp., 99-C8, Class A1
7.325%, due 07/15/31	141,051	142,265
JPMorgan Commercial Mortgage Finance Corp., 99-C8, Class A2
7.400%, due 07/15/31	1,250,000	1,343,955
LB Commercial Conduit Mortgage Trust, 99-C1, Class A1
6.410%, due 06/15/31	308,124	310,972
Mach One Trust Commercial Mortgage-Backed, 04-1A, Class A1, 144A
3.890%, due 05/28/40	1,468,827	1,437,385
Meristar Commercial Mortgage Trust, 99-C1, Class A2, 144A
7.610%, due 03/03/16	3,250,000	3,600,282
Morgan Stanley Capital I, 03-T11, Class A4
5.150%, due 06/13/41	950,000	957,918
Morgan Stanley Dean Witter Capital I, 00-LIF2, Class A1
6.960%, due 10/15/33	229,739	238,649
Morgan Stanley Dean Witter Capital I, 01-TOP1, Class A4
6.660%, due 02/15/33	50,000	53,849
PNC Mortgage Acceptance Corp., 00-C1, Class A2
7.610%, due 02/15/10	1,350,000	1,471,670
Salomon Brothers Mortgage Securities VII, 00-C1, Class A2
7.520%, due 12/18/09	1,340,000	1,463,459

		22,953,774

Mortgage & Agency Debt Securities — 6.88%
Adjustable Rate Mortgage Trust, 05-2, Class CB1†
4.889%, due 06/25/35	2,494,462	2,442,909
Banc of America Mortgage Securities, 02-9, Class 1A15
6.250%, due 10/25/32	1,225,030	1,221,952
C.S. First Boston Mortgage Securities Corp., 02-10, Class 2A1
7.500%, due 05/25/32	157,065	159,046
C.S. First Boston Mortgage Securities Corp., 03-8, Class 5A1
6.500%, due 04/25/33	399,689	403,643
C.S. First Boston Mortgage Securities Corp., 05-9, Class 3A1
6.000%, due 10/25/35	2,925,000	2,945,109
Citicorp Mortgage Securities, Inc., 94-3, Class A13
6.500%, due 02/25/24	204,749	204,928
Countrywide Alternative Loan Trust, 04-J11, Class 3A1
7.250%, due 08/25/32	1,274,479	1,304,303
Federal Home Loan Mortgage Corp.
3.625%, due 09/15/08	950,000	929,370
3.875%, due 01/12/09	3,165,000	3,098,256
4.614%, due 12/01/34†	2,183,086	2,165,290

5

UBS Global Securities Relationship Fund – Schedule of Investments

September 30, 2005 (Unaudited)

	Face
	Amount	Value

5.000%, due 01/30/14 (b)	$2,685,000	$2,664,162
5.750%, due 01/15/12 (b)	2,760,000	2,929,481
6.000%, due 06/15/11	2,555,000	2,737,728
Federal Home Loan Mortgage Corp.,
1595, Class D
7.000%, due 10/15/13	123,800	126,984
Federal Home Loan Mortgage Corp.,
2297, Class NB
6.000%, due 03/15/16	540,000	556,287
Federal Home Loan Mortgage Corp.,
2426, Class GH
6.000%, due 08/15/30	512,543	518,675
Federal Home Loan Mortgage Corp.,
2532, Class PD
5.500%, due 06/15/26	1,154,793	1,167,298
Federal Home Loan Mortgage Corp., Gold
4.500%, TBA	3,330,000	3,167,662
4.500%, due 05/01/34	2,956,245	2,815,730
5.500%, due 01/01/18	13,055	13,251
5.500%, due 04/01/18	308,642	313,237
5.500%, due 11/01/18	5,135,802	5,212,908
5.500%, due 12/01/18	3,009,007	3,054,183
6.000%, due 12/01/17	345,333	354,953
6.000%, due 03/01/29	1,035,386	1,055,361
6.000%, due 10/01/29	105,365	107,424
6.000%, due 12/01/30	243,051	247,590
6.000%, due 10/01/34	1,404,863	1,429,546
6.500%, due 04/01/29	3,819	3,940
6.500%, due 05/01/29	559,678	577,503
6.500%, due 06/01/29	155,236	160,132
6.500%, due 03/01/32	11,538	11,884
6.500%, due 11/01/32	1,217,818	1,253,562
7.000%, due 07/01/32	1,184,259	1,237,532
8.000%, due 09/01/25	962	1,029
Federal National Mortgage Association
5.500%, TBA	2,245,000	2,277,272
3.312%, due 09/01/33†	140,757	141,097
3.946%, due 05/01/33†	466,141	477,041
4.283%, due 03/01/34†	543,004	539,524
4.336%, due 06/01/33†	240,681	239,234
4.570%, due 04/01/33†	269,070	270,693
4.625%, due 06/01/10	2,045,000	2,023,984
4.907%, due 03/01/35†	3,123,962	3,129,300
4.946%, due 02/01/35†	6,133,700	6,136,006
5.000%, due 02/01/19	1,573,963	1,570,904
5.005%, due 06/01/35†	2,401,306	2,408,005
5.500%, due 01/01/09	239,449	243,257
5.500%, due 08/01/23	2,576,731	2,593,374
5.500%, due 12/01/23	3,025,749	3,045,292
5.500%, due 03/01/33	491,133	491,396
6.000%, due 06/01/14	794,912	817,948
6.000%, due 07/01/17	47,866	49,245
6.000%, due 11/01/17	2,292,424	2,358,488
6.000%, due 03/01/20	2,247,352	2,311,334
6.000%, due 06/01/23	31,703	32,438
6.000%, due 11/01/28	277,145	282,560
6.000%, due 05/01/29	5,498	5,602
6.000%, due 07/01/29	1,917,324	1,955,376
6.000%, due 12/01/29	1,184,095	1,206,474
6.000%, due 06/01/31	66,537	67,778
6.000%, due 06/01/33	165,670	168,466
6.250%, due 02/01/11	2,560,000	2,735,757
6.500%, due 02/01/09	1,819,250	1,869,151
6.500%, due 01/01/29	178,236	184,193
6.500%, due 04/01/29	135,445	139,852
6.500%, due 08/01/29	224,483	231,787
6.500%, due 10/01/29	1,259,225	1,300,546
6.500%, due 12/01/29	1,285,253	1,327,829
6.500%, due 11/01/31	241,365	248,824
6.625%, due 09/15/09	2,325,000	2,498,496
7.000%, due 05/01/33	843,436	882,668
7.500%, due 02/01/33	338,690	358,716
9.500%, due 11/01/09	27,210	28,888
Federal National Mortgage Association
Grantor Trust, 00-T6, Class A1
7.500%, due 06/25/30	431,375	449,236
Federal National Mortgage Association
Grantor Trust, 01-T4, Class A1
7.500%, due 07/25/41	1,101,124	1,166,266
Federal National Mortgage Association
Grantor Trust, 01-T5, Class A3†
7.500%, due 06/19/30	311,972	327,173
Federal National Mortgage Association
Grantor Trust, 01-T10, Class A2
7.500%, due 12/25/41	37,641	39,652
Federal National Mortgage Association
Whole Loan, 95-W3, Class A
9.000%, due 04/25/25	64,103	69,339
Federal National Mortgage Association
Whole Loan, 03-W6, Class 6A†
4.607%, due 08/25/42	177,642	180,105
First Horizon Alternative Mortgage
Securities, 04-AA3, Class A1†
5.335%, due 09/25/34	1,022,998	1,023,665
Government National Mortgage Association
4.125%, due 10/20/29†	219,436	223,161
6.000%, due 11/20/28	6,755	6,908
6.000%, due 01/15/29	29,725	30,481
6.000%, due 02/20/29	256,980	262,714
6.000%, due 07/15/29	1,487,390	1,525,217
6.000%, due 08/20/29	153,126	156,543
6.000%, due 09/20/29	13,087	13,379
6.500%, due 06/15/29	1,810,862	1,887,203
6.500%, due 04/15/31	2,630,610	2,737,874
6.500%, due 01/20/34	891,507	922,258
7.000%, due 07/15/25	5,612	5,925
7.000%, due 03/15/26	74,676	78,750
8.000%, due 12/15/22	31,869	34,130
8.500%, due 12/15/17	127,943	139,167
GSMPS Mortgage Loan Trust,
01-2, Class A, 144A
7.500%, due 06/19/32	105,871	110,745
Indymac Index Mortgage Loan Trust,
05-AR3, Class B1†
5.462%, due 04/25/35	2,748,237	2,743,943
Indymac Index Mortgage Loan Trust,
05-AR7, Class 7A1†
5.419%, due 06/25/35	3,021,106	3,036,784

6

UBS Global Securities Relationship Fund — Schedule of Investments

September 30, 2005 (Unaudited)

	Face
	Amount		Value

MLCC Mortgage Investors, Inc., 03-D, Class XA1††(c)
1.000%, due 08/25/28		$7,552,424	$89,685
Morgan Stanley Mortgage Loan Trust, 04-4, Class 2A†
6.512%, due 09/25/34		919,133	940,676
Residential Asset Securitization Trust, 04-IP2, Class B1†
5.455%, due 12/25/34		2,455,955	2,450,583
Structured Adjustable Rate Mortgage Loan Trust, 04-3AC, Class A1†
4.940%, due 03/25/34		660,546	658,455
Structured Asset Securities Corp., 04-20, Class 4A1
6.000%, due 11/25/34		953,450	964,673
Washington Mutual MSC Mortgage, Pass-Through Certificates, 02-MS6, Class 3A1
6.500%, due 09/25/32		685,807	690,156
Wells Fargo Mortgage Backed Securities Trust, 04-1, Class 1A1†
3.383%, due 07/25/34		1,842,971	1,834,176

			118,040,665

U.S. Government Obligations — 4.61%
U.S. Treasury Bonds
6.250%, due 08/15/23		1,260,000	1,506,635
6.250%, due 05/15/30 (b)		1,260,000	1,564,517
8.750%, due 05/15/17 (b)		3,380,000	4,682,355
U.S. Treasury Inflation Indexed Bond (TIPS)
2.000%, due 01/15/14 (e)		8,089,039	8,257,452
U.S. Treasury Notes
3.625%, due 04/30/07 (b)		20,390,000	20,217,949
3.625%, due 06/15/10 (f)		38,000,000	37,038,144
3.875%, due 07/31/07 (b)		5,700,000	5,669,722
4.750%, due 05/15/14		45,000	46,360

			78,983,134

Total U.S. Bonds			272,705,011

International Bonds — 3.76%
International Corporate Bonds — 0.22%
Canada — 0.04%
Anadarko Finance Co., Series B
7.500%, due 05/01/31		$175,000	215,207
Bombardier, Inc., 144A
6.300%, due 05/01/14		450,000	398,250
Burlington Resources Finance Co.
6.680%, due 02/15/11		65,000	70,344
Canadian National Railway Co.
6.900%, due 07/15/28		60,000	70,924

			754,725

Cayman Islands — 0.01%
Santander Central Hispano Issuances Ltd.
7.625%, due 09/14/10		$100,000	112,742

France — 0.03%
BNP Paribas
5.750%, due 01/24/22	GBP	192,000	369,909
France Telecom S.A.
8.500%, due 03/01/31		$140,000	187,622

			557,531

Germany — 0.07%
Kreditanstalt fuer Wiederaufbau
4.750%, due 12/07/10	GBP	620,000	1,110,809

Luxembourg — 0.01%
Telecom Italia Capital S.A.
5.250%, due 11/15/13		$140,000	139,007

United Kingdom — 0.06%
Abbey National PLC
7.950%, due 10/26/29		$165,000	214,343
Halifax PLC
9.375%, due 05/15/21	GBP	200,000	518,429
Royal Bank of Scotland Group PLC
9.118%, due 03/31/10		$300,000	348,782

			1,081,554

Total International Corporate Bonds			3,756,368

International Asset-Backed Securities — 0.04%
United Kingdom — 0.04%
Paragon Mortgages PLC, 7A, Class B1A, 144A†
4.540%, due 05/15/43		$600,000	601,275

Total International Asset-Backed Securities			601,275

International Mortgage-Backed Securities — 0.16%
United Kingdom — 0.16%
Granite Mortgages PLC, 04-1, Class 3A†
4.760%, due 03/20/44	GBP	680,000	1,204,266
Permanent Financing PLC, 08, Class 5A1†
4.743%, due 06/10/42		920,000	1,629,278

Total International Mortgage-Backed Securities			2,833,544

Sovereign/SupraNational Bonds — 0.22%
European Investment Bank
4.250%, due 12/07/10	GBP	1,525,000	2,671,177
International Bank for Reconstruction & Development
6.125%, due 12/07/09		431,000	812,220
PEMEX Project Funding Master Trust
8.000%, due 11/15/11		$280,000	318,640

Total Sovereign/SupraNational Bonds			3,802,037

Foreign Government Bonds — 3.12%
Austria — 0.26%
Republic of Austria
3.800%, due 10/20/13, 144A	EUR	1,200,000	1,525,796
5.875%, due 07/15/06		2,390,000	2,961,445

			4,487,241

7

UBS Global Securities Relationship Fund — Schedule of Investments

September 30, 2005 (Unaudited)

		Face
		Amount	Value

Belgium — 0.11%
Government of Belgium
5.750%, due 03/28/08	EUR	1,390,000	1,807,155

Canada — 0.14%
Government of Canada
3.000%, due 06/01/06	CAD	2,820,000	$2,427,227
5.750%, due 06/01/29		100	105
6.000%, due 06/01/08		300	276
6.000%, due 06/01/11		200	192
8.000%, due 06/01/23		200	253

			2,428,053

Finland — 0.21%
Government of Finland
5.000%, due 07/04/07	EUR	880,000	1,108,786
5.750%, due 02/23/11		1,840,000	2,546,761

			3,655,547

France — 0.62%
Government of France
5.000%, due 10/25/16	EUR	1,635,000	2,292,677
5.500%, due 04/25/07		820,000	1,035,962
5.500%, due 04/25/10		1,945,000	2,625,945
5.500%, due 04/25/29		1,590,000	2,500,824
7.250%, due 04/25/06		1,690,000	2,092,732

			10,548,140

Germany — 1.35%
Bundesobligation
3.500%, due 10/10/08	EUR	1,310,000	1,624,556
4.500%, due 08/18/06		1,435,000	1,763,359
Bundesschatzanweisungen
2.500%, due 09/22/06		1,975,000	2,386,814
Deutsche Bundesrepublik
3.750%, due 01/04/15		75,000	94,920
4.500%, due 07/04/09		5,275,000	6,791,291
4.750%, due 07/04/34		1,755,000	2,555,506
5.000%, due 07/04/12		70,000	95,153
6.000%, due 01/04/07		3,525,000	4,441,184
6.500%, due 07/04/27		1,910,000	3,329,645

			23,082,428

Italy — 0.11%
Buoni Poliennali Del Tesoro
8.750%, due 07/01/06	EUR	1,430,000	1,806,225

Mexico — 0.06%
United Mexican States
8.125%, due 12/30/19		$925,000	1,121,562

Netherlands — 0.17%
Government of Netherlands
4.000%, due 01/15/37	EUR	1,135,000	1,464,779
5.000%, due 07/15/11		1,050,000	1,411,224

			2,876,003

Sweden — 0.05%
Government of Sweden
6.750%, due 05/05/14	SEK	4,695,000	778,455
8.000%, due 08/15/07		975,000	139,359

			917,814

United Kingdom — 0.04%
U.K. Gilts
4.750%, due 09/07/15	GBP	410,000	752,610

Total Foreign Government Bonds			53,482,778

Total International Bonds			64,476,002

Total Bonds (Cost $341,957,346)			337,181,013

		Shares

Investment Companies — 6.40%
UBS Emerging Markets Equity Relationship Fund		2,712,154	54,785,519
UBS High Yield Relationship Fund		830,615	15,807,095
UBS Small Cap Equity Relationship Fund		967,064	39,181,934

Total Investment Companies
(Cost $79,053,612)			109,774,548

Short-Term Investments — 13.89%
Other — 13.07%
UBS Supplementary Trust — U.S. Cash Management Prime Fund, yield of 3.80%		224,057,834	224,057,834

		Face
		Amount

Discount Note — 0.69%
Federal National Mortgage Association, Discount Note yield of 3.62%, due 11/30/05 @		$11,850,000	11,779,741

U.S. Government Obligations — 0.13%
U.S. Treasury Bills, yield of 3.38%, due 01/05/06 (g)		2,200,000	2,180,125

Total Short-Term Investments
(Cost $238,017,081)			238,017,700

		Shares

Investments of Cash Collateral for Securities Loaned — 1.28%
UBS Supplementary Trust — U.S. Cash Management Prime Fund, yield of 3.80% (Cost $21,880,784)		21,880,784	21,880,784

Total Investments — 101.85%
(Cost $1,584,007,284)			1,745,701,259
Liabilities, in excess of cash and other assets — (1.85)%			(31,702,510)

Net Assets — 100.00%			$1,713,998,749

8

UBS Global Securities Relationship Fund — Schedule of Investments

September 30, 2005 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS
Aggregate cost for federal income tax purposes, which was substantially the same for book purposes, was $1,584,007,284; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$181,606,699
Gross unrealized depreciation	(19,912,724)

Net unrealized appreciation	$161,693,975

(a)	Non-income producing security.
(b)	Security, or portion thereof, was on loan at September 30, 2005.
(c)	Security is illiquid. This security amounted to $89,685 or 0.01% of net assets.
(d)	Step Bonds — Coupon rate increases in increments to maturity. Rate disclosed is as of September 30, 2005. Maturity date disclosed is the ultimate maturity date.
(e)	All or a portion of this security is segragated for “To Be Announced” (“TBA”) securities.
(f)	All or a portion of this security has been pledged to cover open forward foreign currency contracts.
(g)	This security was pledged to cover margin requirements for futures contracts.
†
Variable rate security – Reflects rate at September 30, 2005, on variable rate securities. Maturity dates reflect earlier of reset date or stated maturity date. The interest rates shown are the current rates as of September 30, 2005, and reset periodically.

††
Interest only security. This security entitles the holder to receive interest payments from an underlying pool of mortgages. The risk associated with this security is related to the speed of the principal paydowns. High prepayments would result in a smaller amount of interest being received and cause the yield to decrease. Low prepayments would result in a greater amount of interest being received and cause the yield to increase.

@	Interest rate shown is the discount rate at date of purchase.
144A:
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2005, the value of these securities amounted to $17,455,488 or 1.02% of net assets.

CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
SEK	Swedish Krona
REIT	Real Estate Investment Trust
TBA
(To Be Announced) Security is purchased on a forward commitment basis with an approximate principal amount (generally +/-1.0%) and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

TIPS
Inflation protected securities are debt securities whose principal and/or interest payments are adjusted for inflation, unlike debt securities that make fixed principal and interest payments. Inflation-protected securities include Treasury Inflation Protected Securities (“TIPS”), which are securities issued by the U.S. Treasury. The interest rate paid by the TIPS is fixed, while the principal value rises or falls based on a changes in a published Consumer Price Index (“CPI”). Thus, if inflation occurs, the principal and interest payments on the TIPS are adjusted accordingly to protect investors from inflationary loss. During a deflationary period, the principal and interest payments decrease, although the TIPS’ principal amounts will not drop below their face amounts at maturity. In exchange for the inflation protection, the TIPS generally pay lower interest rates than typical U.S. Treasury securities. Only if inflation occurs will TIPS offer a higher real yield than a conventional Treasury bond of the same maturity.

FORWARD FOREIGN CURRENCY CONTRACTS
UBS Global Securities Relationship Fund had the following open forward foreign currency contracts as of September 30, 2005:

					Unrealized
	Contracts	In		Maturity	Appreciation/
	to Deliver	Exchange For		Dates	(Depreciation)

Australian Dollar	18,830,000	USD	14,183,698	12/05/05	$(157,042)
British Pound	50,041,077	USD	90,984,277	12/05/05	2,537,674
British Pound	5,320,000	USD	9,309,468	12/05/05	(93,526)
Canadian Dollar	32,410,000	USD	26,887,898	12/05/05	(1,087,129)
Euro	56,355,000	USD	71,326,774	12/05/05	3,166,340
Swiss Franc	15,915,000	USD	13,165,950	12/05/05	751,844
United States Dollar	24,098,671	AUD	32,370,000	12/05/05	553,997
United States Dollar	8,936,870	CAD	10,935,000	12/05/05	501,789
United States Dollar	32,468,042	EUR	26,355,000	12/05/05	(592,109)
United States Dollar	11,638,245	GBP	6,425,000	12/05/05	(282,186)
United States Dollar	83,797,017	JPY	8,915,200,000	12/05/05	(4,586,375)
United States Dollar	82,223,798	SEK	605,100,000	12/05/05	(3,612,647)

9

UBS Global Securities Relationship Fund — Schedule of Investments

September 30, 2005 (Unaudited)

					Unrealized
	Contracts	In		Maturity	Appreciation/
	to Deliver	Exchange For		Dates	(Depreciation)

United States Dollar	9,583,692	SEK	74,610,000	12/05/05	109,215
United States Dollar	51,259,053	SGD	84,465,000	12/05/05	(1,138,788)
United States Dollar	25,860,558	THB	1,038,560,000	12/06/05	(647,583)
United States Dollar	23,703,445	THB	983,930,000	12/06/05	183,284

Total net unrealized depreciation on forward foreign currency contracts					($4,393,242)

Currency Type Abbreviations
AUD    Australian Dollar
CAD    Canadian Dollar
EUR    Euro
GBP    British Pound
JPY    Japanese Yen
SEK    Swedish Krona
SGD    Singapore Dollar
THB    Thai Baht
USD    United States Dollar

FUTURES CONTRACTS
UBS Global Securities Relationship Fund had the following open futures contracts as of September 30, 2005:

				Unrealized
	Expiration	Cost/	Current	Appreciation/
	Date	Proceeds	Value	(Depreciation)

U.S. Treasury Note Futures Buy Contracts:
5 Year U.S. Treasury Notes, 156 contracts	December 2005	$16,787,843	$16,670,062	$(117,781)
10 Year U.S. Treasury Notes, 20 contracts	December 2005	2,224,788	2,198,438	(26,350)
Index Futures Buy Contracts:
Amsterdam Exchange Index, 173 contracts (EUR)	October 2005	16,485,027	16,834,286	349,259
FTSE 100, 171 contracts (GBP)	December 2005	16,274,843	16,591,496	316,653
Index Futures Sale Contracts:
S&P ASX 200 Index, 196 contracts (AUD)	December 2005	16,848,002	17,351,121	(503,119)
S&P Toronto Stock Exchange 60 Index, 166 contracts (CAD)	December 2005	17,511,838	17,784,284	(272,446)
S&P 500 Index, 54 contracts	December 2005	16,724,880	16,663,050	61,830

Total net unrealized depreciation on futures contracts				$(191,954)

Currency Type Abbreviations
AUD    Australian Dollar
CAD    Canadian Dollar
EUR    Euro
GBP    British Pound

The segregated aggregate market value of investments pledged to cover margin requirements for the open futures contracts at September 30, 2005 was $2,180,125.

10

UBS Global Securities Relationship Fund — Schedule of Investments

September 30, 2005 (Unaudited)

Industry Diversification (Unaudited)
As a Percent of Net Assets
As of September 30, 2005

EQUITIES
U.S. EQUITIES
Aerospace & Defense	1.00%
Air Freight & Logistics	0.54
Auto Components	0.84
Biotechnology	1.13
Building Products	0.81
Capital Markets	1.87
Commercial Banks	2.27
Commercial Services & Supplies	0.32
Computers & Peripherals	0.41
Diversified Financial Services	2.47
Diversified Telecommunication Services	1.68
Electric Utilities	2.34
Electronic Equipment & Instruments	0.42
Energy Equipment & Services	0.24
Food & Staples Retailing	1.52
Gas Utilities	0.24
Health Care Equipment & Supplies	0.40
Health Care Providers & Services	2.69
Household Products	0.46
Insurance	1.24
Internet & Catalog Retail	0.54
Machinery	0.76
Media	2.64
Multi-Utilities & Unregulated Power	0.44
Multiline Retail	0.51
Oil & Gas	1.29
Pharmaceuticals	3.82
Road & Rail	0.62
Semiconductors & Semiconductors Equipment	0.60
Software	2.08
Thrifts & Mortgage Finance	0.75

Total U.S. Equities	36.94	*
INTERNATIONAL EQUITIES
Air Freight & Logistics	0.26
Airlines	0.16
Auto Components	0.37
Automobiles	0.52
Beverages	0.54
Biotechnology	0.13
Capital Markets	0.74
Chemicals	0.48
Commercial Banks	3.93
Commercial Services & Supplies	0.24
Communications Equipment	0.13
Construction & Engineering	0.05
Construction Materials	0.37
Consumer Finance	0.13
Diversified Financial Services	0.14
Diversified Telecommunication Services	1.04
Electric Utilities	0.41
Electronic Equipment & Instruments	0.33
Food & Staples Retailing	0.62
Food Products	0.22
Health Care Equipment & Supplies	0.13
Health Care Providers & Services	0.15
Hotels, Restaurants & Leisure	0.53
Household Durables	0.51
Household Products	0.15
Industrial Conglomerate	0.12
Insurance	1.54
Internet & Catalog Retail	0.11
IT Services	0.47
Machinery	0.37
Marine	0.06
Media	0.53
Metals & Mining	0.28
Multiline Retail	0.10
Office Electronics	0.25
Oil & Gas	2.36
Paper & Forest Products	0.29
Pharmaceuticals	1.05
Real Estate	0.39
Road & Rail	0.30
Semiconductors & Semiconductor Equipment	0.38
Specialty Retail	0.37
Textiles, Apparel & Luxury Goods	0.16
Tobacco	0.24
Trading Companies & Distributors	0.44
Wireless Telecommunication Services	1.58

Total International Equities	23.67	*

TOTAL EQUITIES	60.61

U.S. BONDS
U.S. Corporate Bonds
Aerospace & Defense	0.01
Airlines	0.01
Automobiles	0.09
Beverages	0.04
Capital Markets	0.24
Chemicals	0.05
Commercial Banks	0.23
Commercial Services & Supplies	0.04
Consumer Finance	0.24
Diversified Financial Services	0.46
Diversified Telecommunication Services	0.12
Electric Utilities	0.14
Food & Staples Retailing	0.07
Food Products	0.03
Gas Utilities	0.01
Hotels, Restaurants & Leisure	0.02
Household Durables	0.03
Insurance	0.05
IT Services	0.02
Machinery	0.01
Media	0.12
Metals & Mining	0.01
Multi-Utilities & Unregulated Power	0.05
Oil & Gas	0.08
Paper & Forest Products	0.02
Personal Products	0.01
Pharmaceuticals	0.03
Real Estate	0.03

11

UBS Global Securities Relationship Fund — Schedule of Investments

September 30, 2005 (Unaudited)

Industry Diversification (Unaudited)
As a Percent of Net Assets
As of September 30, 2005

Road & Rail	0.06%
Thrifts & Mortgage Finance	0.09
Tobacco	0.02
Wireless Telecommunication Services	0.02

Total U.S. Corporate Bonds	2.45
Asset-Backed Securities	0.63
Commercial Mortgage-Backed Securities	1.34
Mortgage & Agency Debt Securities	6.88
U.S. Government Obligations	4.61

Total U.S. Bonds	15.91 *
INTERNATIONAL BONDS
International Corporate Bonds
Aerospace & Defense	0.02
Automobiles	0.03
Commercial Banks	0.13
Diversified Telecommunication Services	0.02
Oil & Gas	0.02

Total International Corporate Bonds	0.22
International Asset-Backed Securities	0.04
International Mortgage-Backed Securities	0.16
Sovereign/SupraNational Bonds	0.22
Foreign Government Bonds	3.12

Total International Bonds	3.76
TOTAL BONDS	19.67

INVESTMENT COMPANIES	6.40
SHORT-TERM INVESTMENTS	13.89 *
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED	1.28

TOTAL INVESTMENTS	101.85
LIABILITIES, IN EXCESS OF CASH AND OTHER ASSETS	(1.85)

NET ASSETS	100.00%

* The Fund held a short position in U.S. stock index futures which did not impact U.S. Equity exposure of 36.93%. The Fund also held a short position in International stock index futures which reduced the International Equity exposure from 23.67% to 23.65%. The Fund also held a long position in International stock index futures which increased the International Equity exposure from 23.67% to 23.69%. The Fund also held a long position in U.S. Treasury futures which reduced the U.S. Bond exposure from 15.91% to 15.90%. These adjustments resulted in a net decrease to the Fund’s exposure to Short-Term investments.

12

UBS U.S. Large Cap Equity Relationship Fund — Schedule of Investments

September 30, 2005 (Unaudited)

	Shares	Value

Equities — 97.02%
U.S. Equities — 94.45%
Aerospace & Defense — 2.55%
Lockheed Martin Corp.	128,600	$7,849,744
Northrop Grumman Corp.	116,100	6,310,035

		14,159,779

Air Freight & Logistics — 1.38%
FedEx Corp.	88,100	7,676,153

Auto Components — 2.14%
Borg-Warner, Inc.	62,100	3,506,166
Johnson Controls, Inc.	134,800	8,364,340

		11,870,506

Biotechnology — 3.61%
Cephalon, Inc., (a)	97,800	4,539,876
Genzyme Corp. (a)	215,800	15,459,912

		19,999,788

Building Products — 2.08%
Masco Corp.	376,000	11,535,680

Capital Markets — 4.79%
Mellon Financial Corp.	350,900	11,218,273
Morgan Stanley	284,400	15,340,536

		26,558,809

Commercial Banks — 5.80%
Fifth Third Bancorp	242,200	8,896,006
PNC Financial Services Group, Inc.	121,900	7,072,638
Wells Fargo & Co.	276,200	16,177,034

		32,145,678

Commercial Services & Supplies — 0.80%
Cendant Corp.	214,500	4,427,280

Computers & Peripherals — 1.05%
Hewlett-Packard Co.	200,100	5,842,920

Diversified Financial Services — 6.31%
Citigroup, Inc.	505,913	23,029,160
JPMorgan Chase & Co.	351,900	11,939,967

		34,969,127

Diversified Telecommunication Services — 4.29%
SBC Communications, Inc.	278,500	6,675,645
Sprint Nextel Corp.	718,586	17,087,975

		23,763,620

Electric Utilities — 5.97%
American Electric Power Co., Inc.	140,000	5,558,000
Exelon Corp.	283,900	15,171,616
FirstEnergy Corp.	188,505	9,824,880
Pepco Holdings, Inc.	109,400	2,545,738

		33,100,234

Electronic Equipment & Instruments — 1.08%
Mettler Toledo International, Inc. (a)	117,700	6,000,346

Energy Equipment & Services — 0.61%
Baker Hughes, Inc.	56,800	3,389,824

Food & Staples Retailing — 3.85%
7-Eleven, Inc. (a)	56,300	2,004,843
Costco Wholesale Corp.	258,500	11,138,765
Kroger Co. (a)	397,500	8,184,525

		21,328,133

Gas Utilities — 0.61%
NiSource, Inc.	139,400	3,380,450

Health Care Equipment & Supplies — 1.05%
Medtronic, Inc.	71,900	3,855,278
Waters Corp. (a)	47,400	1,971,840

		5,827,118

Health Care Providers & Services — 6.87%
Caremark Rx, Inc. (a)	89,000	4,443,770
Medco Health Solutions, Inc. (a)	134,900	7,396,567
UnitedHealth Group, Inc.	316,200	17,770,440
WellPoint, Inc. (a)	112,100	8,499,422

		38,110,199

Household Products — 1.18%
Kimberly-Clark Corp.	110,300	6,566,159

Insurance — 3.17%
American International Group, Inc.	189,500	11,741,420
Hartford Financial Services Group, Inc.	75,700	5,841,769

		17,583,189

Internet & Catalog Retail — 1.40%
Expedia, Inc. (a)	259,500	5,140,695
IAC/InterActiveCorp. (a)	104,500	2,649,075

		7,789,770

Machinery — 1.95%
Illinois Tool Works, Inc.	131,100	10,793,463

Media — 6.76%
Clear Channel Communications, Inc.	178,800	5,880,732
Dex Media, Inc.	128,000	3,557,120
DIRECTV Group, Inc. (a)	186,600	2,795,268
Omnicom Group, Inc.	126,800	10,604,284
Time Warner, Inc.	515,100	9,328,461
Univision Communications, Inc. (a)	199,700	5,298,041

		37,463,906

Multiline Retail — 1.30%
Kohl’s Corp. (a)	144,100	7,230,938

Multi-Utilities & Unregulated Power — 1.13%
Sempra Energy	132,800	6,249,568

Oil & Gas — 3.31%
ExxonMobil Corp.	132,100	8,393,634

13

UBS U.S. Large Cap Equity Relationship Fund — Schedule of Investments

September 30, 2005 (Unaudited)

	Shares	Value

Marathon Oil Corp.	144,200	$9,939,706

		18,333,340

Pharmaceuticals — 9.02%
Allergan, Inc.	137,100	12,561,102
Bristol-Myers Squibb Co.	176,000	4,234,560
Johnson & Johnson	313,674	19,849,291
Mylan Laboratories, Inc.	82,050	1,580,283
Wyeth	254,700	11,784,969

		50,010,205

Road & Rail — 1.59%
Burlington Northern Santa Fe Corp.	147,200	8,802,560

Semiconductors & Semiconductor
Equipment — 1.55%
Applied Materials, Inc.	287,500	4,876,000
Xilinx, Inc.	132,600	3,692,910

		8,568,910

Software — 5.33%
Microsoft Corp.	681,100	17,524,703
Oracle Corp. (a)	583,500	7,229,565
Symantec Corp. (a)	210,840	4,777,634

		29,531,902

Thrifts & Mortgage Finance — 1.92%
Freddie Mac	188,900	10,665,294

Total U.S. Equities		523,674,848

International Equities — 2.57%
Bermuda — 1.21%
IT Services — 1.21%
Accenture Ltd., Class A	262,800	6,690,888

Panama — 1.36%
Hotels, Restaurants & Leisure — 1.36%
Carnival Corp.	151,400	7,566,972

Total International Equities		14,257,860

Total Equities (Cost $518,885,222)		537,932,708

Short-Term Investments — 2.80%
Other — 2.59%
UBS Supplementary Trust — U.S. Cash Management Prime Fund, yield of 3.80%	14,384,610	14,384,610

	Face
	Amount

U.S. Government Obligations — 0.21%
U.S. Treasury Bills, yield of 3.38%
due 01/05/06 (b)	$1,150,000	1,139,611

Total Short-Term Investments
(Cost $15,524,336)		15,524,221

Total Investments — 99.82%
(Cost $534,409,558)		553,456,929
Cash and other assets,
less liabilities — 0.18%		1,019,309

Net Assets — 100.00%		$554,476,238

NOTES TO SCHEDULE OF INVESTMENTS
Aggregate cost for federal income tax purposes, which was substantially the same for book purposes, was $534,409,558; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$29,655,055
Gross unrealized depreciation	(10,607,684)

Net unrealized appreciation	$19,047,371

(a)	Non-income producing security.
(b)	This security was pledged to cover margin requirements for futures contracts.

FUTURES CONTRACTS
UBS U.S. Large Cap Equity Relationship Fund had the following open futures contracts as of September 30, 2005:

	Expiration		Current	Unrealized
	Date	Cost	Value	Depreciation

Index Futures Buy Contracts:
S&P 500 Index, 28 contracts	December 2005	$8,672,440	$8,640,100	$(32,340)

The segregated aggregate market value of investments pledged to cover margin requirements for the open futures contracts at September 30, 2005 was $1,139,611.

14

UBS U.S. Large Cap Equity Relationship Fund — Schedule of Investments

September 30, 2005 (Unaudited)

Industry Diversification (Unaudited)
As a Percent of Net Assets
As of September 30, 2005

U.S. EQUITIES
Aerospace & Defense	2.55%
Air Freight & Logistics	1.38
Auto Components	2.14
Biotechnology	3.61
Building Products	2.08
Capital Markets	4.79
Commercial Banks	5.80
Commercial Services & Supplies	0.80
Computers & Peripherals	1.05
Diversified Financial Services	6.31
Diversified Telecommunication Services	4.29
Electric Utilities	5.97
Electronic Equipment & Instruments	1.08
Energy Equipment & Services	0.61
Food & Staples Retailing	3.85
Gas Utilities	0.61
Health Care Equipment & Supplies	1.05
Health Care Providers & Services	6.87
Household Products	1.18
Insurance	3.17
Internet & Catalog Retail	1.40
Machinery	1.95
Media	6.76
Multiline Retail	1.30
Multi-Utilities & Unregulated Power	1.13
Oil & Gas	3.31
Pharmaceuticals	9.02
Road & Rail	1.59
Semiconductors & Semiconductor Equipment	1.55
Software	5.33
Thrifts & Mortgage Finance	1.92

Total U.S. Equities	94.45
INTERNATIONAL EQUITIES
IT Services	1.21
Hotels, Restaurants & Leisure	1.36

Total International Equities	2.57
TOTAL EQUITIES	97.02
SHORT-TERM INVESTMENTS	2.80

TOTAL INVESTMENTS	99.82
CASH AND OTHER ASSETS, LESS LIABILITIES	0.18

NET ASSETS	100.00%

15

UBS Large Cap Select Equity Relationship Fund — Schedule of Investments

September 30, 2005 (Unaudited)

	Shares	Value

Equities — 98.83%
U.S. Equities — 95.84%
Aerospace & Defense — 3.47%
Lockheed Martin Corp.	4,700	$286,888
Northrop Grumman Corp.	2,900	157,615

		444,503

Air Freight & Logistics — 1.63%
FedEx Corp.	2,400	209,112

Biotechnology — 1.62%
Genzyme Corp. (a)	2,900	207,756

Building Products — 3.21%
Masco Corp.	13,400	411,112

Capital Markets — 5.39%
Mellon Financial Corp.	9,100	290,927
Morgan Stanley	7,400	399,156

		690,083

Commercial Banks — 6.26%
Fifth Third BanCorp.	6,400	235,072
PNC Financial Services Group, Inc.	3,200	185,664
Wells Fargo & Co.	6,500	380,705

		801,441

Commercial Services & Supplies — 0.94%
Cendant Corp.	5,800	119,712

Computers & Peripherals — 1.05%
Hewlett-Packard Co.	4,600	134,320

Diversified Financial Services — 6.80%
Citigroup, Inc.	11,900	541,688
JPMorgan Chase & Co.	9,700	329,121

		870,809

Diversified Telecommunication Services — 4.82%
SBC Communications, Inc.	7,500	179,775
Sprint Nextel Corp.	18,378	437,029

		616,804

Electric Utilities — 2.69%
FirstEnergy Corp.	6,600	343,992

Food & Staples Retailing — 4.06%
Costco Wholesale Corp.	7,800	336,102
Kroger Co. (a)	8,900	183,251

		519,353

Gas Utilities — 1.27%
NiSource, Inc.	6,700	162,475

Health Care Equipment & Supplies — 1.05%
Medtronic, Inc.	2,500	134,050

Health Care Providers & Services — 6.08%
Caremark Rx, Inc. (a)	3,200	159,776
Medco Health Solutions, Inc. (a)	3,700	202,871
UnitedHealth Group, Inc.	7,400	415,880

		778,527

Household Products — 1.12%
Kimberly-Clark Corp.	2,400	142,872

Insurance — 3.70%
American International Group, Inc.	4,900	303,604
Hartford Financial Services Group, Inc.	2,200	169,774

		473,378

Internet & Catalog Retail — 1.80%
Expedia, Inc. (a)	7,850	155,508
IAC/InterActiveCorp. (a)	2,950	74,783

		230,291

Machinery — 3.15%
Illinois Tool Works, Inc.	4,900	403,417

Media — 7.28%
Clear Channel Communications, Inc.	4,400	144,716
DIRECTV Group, Inc. (a)	5,800	86,884
Omnicom Group, Inc.	3,100	259,253
Time Warner, Inc.	14,400	260,784
Univision Communications, Inc. (a)	6,800	180,404

		932,041

Multiline Retail — 1.76%
Kohl’s Corp. (a)	4,500	225,810

Multi-Utilities & Unregulated Power — 0.96%
Sempra Energy	2,600	122,356

Oil & Gas — 5.12%
ExxonMobil Corp.	5,000	317,700
Marathon Oil Corp.	4,900	337,757

		655,457

Pharmaceuticals — 9.29%
Allergan, Inc.	3,200	293,184
Bristol-Myers Squibb Co.	5,400	129,924
Johnson & Johnson	7,500	474,600
Wyeth	6,300	291,501

		1,189,209

Road & Rail — 1.87%
Burlington Northern Santa Fe Corp.	4,000	239,200

Semiconductors & Semiconductor
Equipment — 1.05%
Xilinx, Inc.	4,800	133,680

Software — 5.58%
Microsoft Corp.	19,400	499,162
Oracle Corp. (a)	17,300	214,347

		713,509

16

UBS Large Cap Select Equity Relationship Fund — Schedule of Investments

September 30, 2005 (Unaudited)

	Shares	Value

Thrifts & Mortgage Finance — 2.82%
Freddie Mac	6,400	$361,344

Total U.S. Equities		12,266,613

International Equities — 2.99%
Bermuda — 1.47%
IT Services — 1.47%
Accenture Ltd., Class A	7,400	188,404

Panama — 1.52%
Hotels, Restaurants & Leisure — 1.52%
Carnival Corp.	3,900	194,922

Total International Equities		383,326

Total Equities (Cost $10,511,478)		12,649,939

Short-Term Investment — 2.07%
UBS Supplementary Trust — U.S. Cash
Management Prime Fund, yield of 3.80% (Cost $264,200)	264,200	264,200

Total Investments — 100.90%
(Cost $10,775,678)		12,914,139
Liabilities, in excess of cash and
other assets — (0.90)%		(114,719)

Net Assets — 100.00%		$12,799,420

NOTES TO SCHEDULE OF INVESTMENTS

Aggregate cost for federal income tax purposes, which was substantially the same for book purposes, was $10,775,678; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$2,437,271
Gross unrealized depreciation	(298,810)

Net unrealized appreciation	$2,138,461

(a)	Non-income producing security.

17

UBS Large Cap Select Equity Relationship Fund — Schedule of Investments

September 30, 2005 (Unaudited)

Industry Diversification (Unaudited)
As a Percent of Net Assets
As of September 30, 2005

U.S. EQUITIES
Aerospace & Defense	3.47%
Air Freight & Logistics	1.63
Biotechnology	1.62
Building Products	3.21
Capital Markets	5.39
Commercial Banks	6.26
Commercial Services & Supplies	0.94
Computers & Peripherals	1.05
Diversified Financial Services	6.80
Diversified Telecommunication Services	4.82
Electric Utilities	2.69
Food & Staples Retailing	4.06
Gas Utilities	1.27
Health Care Equipment & Supplies	1.05
Health Care Providers & Services	6.08
Household Products	1.12
Insurance	3.70
Internet & Catalog Retail	1.80
Machinery	3.15
Media	7.28
Multiline Retail	1.76
Multi-Utilities & Unregulated Power	0.96
Oil & Gas	5.12
Pharmaceuticals	9.29
Road & Rail	1.87
Semiconductors & Semiconductor Equipment	1.05
Software	5.58
Thrifts & Mortgage Finance	2.82

Total U.S. Equities	95.84
INTERNATIONAL EQUITIES
IT Services	1.47
Hotels, Restaurants & Leisure	1.52

Total International Equities	2.99
TOTAL EQUITIES	98.83
SHORT-TERM INVESTMENT	2.07

TOTAL INVESTMENTS	100.90
LIABILITIES, IN EXCESS OF CASH AND OTHER ASSETS	(0.90)

NET ASSETS	100.00%

18

UBS U.S. Large Cap Value Equity Relationship Fund — Schedule of Investments

September 30, 2005 (Unaudited)

	Shares	Value

Equities — 97.18%
U.S. Equities — 96.06%
Aerospace & Defense — 3.01%
Lockheed Martin Corp.	34,000	$2,075,360
Northrop Grumman Corp.	24,200	1,315,270

		3,390,630

Air Freight & Logistics — 1.52%
FedEx Corp.	19,700	1,716,461

Auto Components — 2.50%
Borg-Warner, Inc.	17,800	1,004,988
Johnson Controls, Inc.	29,200	1,811,860

		2,816,848

Biotechnology — 0.96%
Cephalon, Inc. (a)	23,200	1,076,944

Building Products — 1.69%
Masco Corp.	62,100	1,905,228

Capital Markets — 7.25%
Mellon Financial Corp.	79,800	2,551,206
Morgan Stanley	77,200	4,164,168
Northern Trust Corp.	28,600	1,445,730

		8,161,104

Commercial Banks — 9.13%
Bank of America Corp.	44,032	1,853,747
Fifth Third Bancorp	57,800	2,122,994
PNC Financial Services Group, Inc.	36,000	2,088,720
Wells Fargo & Co.	71,900	4,211,183

		10,276,644

Commercial Services & Supplies — 0.75%
Cendant Corp.	40,800	842,112

Computers & Peripherals — 1.19%
Hewlett-Packard Co.	45,900	1,340,280

Diversified Financial Services — 9.00%
Citigroup, Inc.	132,759	6,043,190
JPMorgan Chase & Co.	120,700	4,095,351

		10,138,541

Diversified Telecommunication Services — 4.96%
SBC Communications, Inc.	87,100	2,087,787
Sprint Nextel Corp.	147,181	3,499,964

		5,587,751

Electric Utilities — 8.06%
American Electric Power Co., Inc.	59,600	2,366,120
Exelon Corp.	54,200	2,896,448
FirstEnergy Corp.	52,050	2,712,846
Pepco Holdings, Inc.	47,400	1,102,998

		9,078,412

Energy Equipment & Services — 0.67%
Baker Hughes, Inc.	12,600	751,968

Food & Staples Retailing — 3.46%
Costco Wholesale Corp.	52,000	2,240,680
Kroger Co. (a)	80,300	1,653,377

		3,894,057

Gas Utilities — 0.50%
NiSource, Inc.	23,100	560,175

Health Care Providers & Services — 4.76%
Caremark Rx, Inc. (a)	6,200	309,566
Medco Health Solutions, Inc. (a)	30,500	1,672,315
UnitedHealth Group, Inc.	60,200	3,383,240

		5,365,121

Household Products — 0.98%
Kimberly-Clark Corp.	18,500	1,101,305

Insurance — 4.04%
American International Group, Inc.	42,500	2,633,300
Hartford Financial Services Group, Inc.	24,800	1,913,816

		4,547,116

Internet & Catalog Retail — 1.61%
Expedia, Inc. (a)	67,300	1,333,213
IAC/InterActiveCorp. (a)	19,100	484,185

		1,817,398

Machinery — 2.08%
Illinois Tool Works, Inc.	28,500	2,346,405

Media — 6.74%
Clear Channel Communications, Inc.	36,300	1,193,907
DIRECTV Group, Inc. (a)	42,700	639,646
Omnicom Group, Inc.	24,700	2,065,661
Time Warner, Inc.	138,200	2,502,802
Univision Communications, Inc. (a)	45,000	1,193,850

		7,595,866

Multi-Utilities & Unregulated Power —1.07%
Sempra Energy	25,500	1,200,030

Oil & Gas — 9.10%
ExxonMobil Corp.	91,300	5,801,202
Marathon Oil Corp.	64,600	4,452,878

		10,254,080

Pharmaceuticals — 4.97%
Bristol-Myers Squibb Co	44,800	1,077,888
Johnson & Johnson	36,400	2,303,392
Wyeth	48,000	2,220,960

		5,602,240

Road & Rail — 1.83%
Burlington Northern Santa Fe Corp.	34,500	2,063,100

Software — 1.83%
Microsoft Corp.	80,200	2,063,546

Thrifts & Mortgage Finance — 2.40%
Freddie Mac	47,800	2,698,788

19

UBS U.S. Large Cap Value Equity Relationship Fund — Schedule of Investments

September 30, 2005 (Unaudited)

	Shares	Value

Total U.S. Equities		$108,192,150

International Equities — 1.12%
Bermuda — 1.12%
IT Services — 1.12%
Accenture Ltd., Class A	49,500	1,260,270

Total Equities (Cost $88,240,296)		109,452,420

Investment Company — 0.84%
SPDR Trust, Series 1 (Cost $952,022)	7,700	946,176

Short-Term Investments — 2.16%
Other — 1.99%
UBS Supplementary Trust — U.S. Cash
Management Prime Fund, yield of 3.80%	2,240,195	2,240,195

	Face
	Amount

U.S. Government Obligations — 0.17%
U.S. Treasury Bills, yield of 3.38%
due 01/05/06 (b)	$200,000	198,193

Total Short-Term Investments
(Cost $2,438,408)		2,438,388

Total Investments — 100.18%
(Cost $91,630,726)		112,836,984
Liabilities, in excess of cash and
other assets — (0.18)%		(203,182)

Net Assets — 100.00%		$112,633,802

NOTES TO SCHEDULE OF INVESTMENTS
Aggregate cost for federal income tax purposes, which was substantially the same for book purposed, was $91,630,726; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$23,108,735
Gross unrealized depreciation	(1,902,477)

Net unrealized appreciation	$21,206,258

(a)	Non-income producing security.
(b)	The security was pledged to cover margin requirements for futures contracts.

FUTURES CONTRACTS
UBS U.S. Large Cap Value Equity Relationship Fund had the following open futures contracts as of September 30, 2005:

	Expiration		Current	Unrealized
	Date	Cost	Value	Appreciation

Index Futures Buy Contracts:
S&P 500 Index, 3 contracts	December 2005	$916,890	$925,725	$8,835

The segregated aggregate market value of investments pledged to cover margin requirements for the open futures contracts at September 30, 2005 was $198,193.

Industry Diversification (Unaudited)
As a Percent of Net Assets
As of September 30, 2005

EQUITIES
U.S. EQUITIES
Aerospace & Defense	3.01%
Air Freight & Logistics	1.52
Auto Components	2.50
Biotechnology	0.96
Building Products	1.69
Capital Markets	7.25
Commercial Banks	9.13
Commercial Services & Supplies	0.75
Computers & Peripherals	1.19
Diversified Financial Services	9.00
Diversified Telecommunication Services	4.96
Electric Utilities	8.06
Energy Equipment & Services	0.67
Food & Staples Retailing	3.46
Gas Utilities	0.50
Health Care Providers & Services	4.76
Household Products	0.98
Insurance	4.04
Internet & Catalog Retail	1.61
Machinery	2.08
Media	6.74
Multi-Utilities & Unregulated Power	1.07
Oil & Gas	9.10
Pharmaceuticals	4.97
Road & Rail	1.83
Software	1.83
Thrifts & Mortgage Finance	2.40

Total U.S. Equities	96.06
INTERNATIONAL EQUITIES
IT Services	1.12

Total International Equities	1.12
TOTAL EQUITIES	97.18
INVESTMENT COMPANY	0.84
SHORT-TERM INVESTMENTS	2.16

TOTAL INVESTMENTS	100.18
CASH AND OTHER ASSETS, LESS LIABILITIES	(0.18)

NET ASSETS	100.00%

20

UBS Small Cap Equity Relationship Fund — Schedule of Investments

September 30, 2005 (Unaudited)

	Shares	Value

U.S. Equities — 95.55%
Aerospace & Defense — 3.68%
Esterline Technologies Corp. (a)	251,200	$9,517,968
Triumph Group, Inc. (a)	234,400	8,712,648

		18,230,616

Airlines — 1.71%
AMR Corp. (a)	462,400	5,169,632
Pinnacle Airlines Corp. (a)	503,800	3,274,700

		8,444,332

Auto Components — 0.84%
American Axle & Manufacturing Holdings, Inc.	179,600	4,145,168

Biotechnology — 2.76%
Alkermes, Inc. (a)	279,500	4,695,600
Digene Corp. (a)	75,300	2,146,050
Dov Pharmaceutical, Inc. (a)	144,400	2,451,912
Protein Design Labs, Inc. (a)	66,800	1,870,400
Seattle Genetics, Inc. (a)	473,100	2,483,775

		13,647,737

Building Products — 2.12%
American Woodmark Corp.	147,000	4,939,200
Apogee Enterprises, Inc.	103,000	1,761,300
Trex Co., Inc. (a)	156,900	3,765,600

		10,466,100

Capital Markets — 4.53%
Apollo Investment Corp.	547,800	10,846,440
National Financial Partners Corp.	256,000	11,555,840

		22,402,280

Chemicals — 1.86%
Airgas, Inc.	192,300	5,697,849
Lubrizol Corp.	80,400	3,483,732

		9,181,581

Commercial Banks — 4.94%
Boston Private Financial Holdings, Inc.	252,800	6,709,312
Colonial BancGroup, Inc.	265,700	5,951,680
Cullen/Frost Bankers, Inc.	98,200	4,845,188
South Financial Group, Inc.	216,700	5,816,228
Trustmark Corp.	39,800	1,108,430

		24,430,838

Commercial Services & Supplies — 4.97%
Coinstar, Inc. (a)	406,000	7,515,060
Jackson Hewitt Tax Service, Inc.	276,900	6,620,679
McGrath Rentcorp.	368,300	10,433,939

		24,569,678

Communications Equipment — 7.46%
Black Box Corp.	60,900	2,555,364
Harris Corp.	387,900	16,214,220
Plantronics, Inc.	307,000	9,458,670
Tekelec (a)	415,500	8,704,725

		36,932,979

Containers & Packaging — 0.66%
Caraustar Industries, Inc. (a)	298,300	3,275,334

Diversified Financial Services — 1.99%
Lazard Ltd.	172,300	4,359,190
NGP Capital Resources Co.	363,900	5,480,334

		9,839,524

Diversified Telecommunication Services — 0.64%
NeuStar, Inc. (a)	99,400	3,179,806

Electric Utilities — 1.27%
Hawaiian Electric Industries, Inc.	224,600	6,261,848

Electrical Equipment — 2.40%
Regal-Beloit Corp.	366,700	11,895,748

Electronic Equipment & Instruments — 3.65%
Dionex Corp. (a)	38,600	2,094,050
Methode Electronics, Inc.	290,200	3,343,104
Newport Corp. (a)	449,600	6,262,928
Park Electrochemical Corp.	238,000	6,342,700

		18,042,782

Energy Equipment & Services — 4.03%
Oceaneering International, Inc. (a)	254,100	13,571,481
Offshore Logistics, Inc. (a)	172,000	6,364,000

		19,935,481

Food Products — 0.98%
Hain Celestial Group, Inc. (a)	251,200	4,873,280

Health Care Equipment & Supplies — 4.31%
Candela Corp. (a)	566,900	5,566,958
Cooper Cos., Inc.	112,888	8,648,350
Diagnostic Products Corp.	34,800	1,835,004
Mentor Corp.	33,200	1,826,332
Zoll Medical Corp. (a)	131,900	3,462,375

		21,339,019

Health Care Providers & Services — 4.72%
LifePoint Hospitals, Inc. (a)	137,100	5,995,383
Molina Healthcare, Inc. (a)	197,700	4,940,523
Odyssey HealthCare, Inc. (a)	449,200	7,622,924
RehabCare Group, Inc. (a)	99,150	2,034,558
Renal Care Group, Inc. (a)	58,400	2,763,488

		23,356,876

Household Durables — 3.30%
Department 56, Inc. (a)	402,000	5,025,000
Ryland Group, Inc.	86,800	5,938,856
Snap-On, Inc.	147,900	5,342,148

		16,306,004

Insurance — 1.47%
AmerUs Group Co.	127,100	7,291,727

Internet Software & Services — 1.42%
iVillage, Inc. (a)	296,000	2,148,960

UBS Small Cap Equity Relationship Fund — Schedule of Investments

September 30, 2005 (Unaudited)

	Shares	Value

Tumbleweed Communications Corp. (a)	1,150,800	$4,890,900

		7,039,860

IT Services — 0.46%
BearingPoint, Inc. (a)	302,000	2,292,180

Machinery — 2.48%
Gardner Denver, Inc. (a)	228,800	10,204,480
Nordson Corp.	54,700	2,080,241

		12,284,721

Media — 3.90%
Advo, Inc.	175,100	5,478,879
Radio One, Inc. (a)	383,800	5,046,970
Saga Communications, Inc., Class A (a)	290,262	3,860,485
Sinclair Broadcast Group, Inc.	554,600	4,919,302

		19,305,636

Multi-Utilities & Unregulated Power — 2.92%
Equitable Resources, Inc.	260,000	10,155,600
Ultralife Batteries, Inc. (a)	332,688	4,298,329

		14,453,929

Oil & Gas — 0.96%
Cimarex Energy Co. (a)	104,900	4,755,117

Personal Products — 0.98%
Nu Skin Enterprises, Inc., Class A	254,400	4,846,320

Pharmaceuticals — 1.06%
Connetics Corp. (a)	206,000	3,483,460
KV Pharmaceutical Co., Class A (a)	98,050	1,742,348

		5,225,808

Real Estate — 4.48%
Kilroy Realty Corp. REIT	99,800	5,591,794
LaSalle Hotel Properties REIT	111,900	3,854,955
Parkway Properties, Inc. REIT	115,600	5,423,952
Taberna Realty Finance Trust 144A(a)(c)	104,550	1,129,140
Thornburg Mortgage, Inc. REIT	246,700	6,182,302

		22,182,143

Road & Rail — 3.24%
Genesee & Wyoming, Inc. (a)	128,350	4,068,695
Landstar System, Inc.	189,900	7,601,697
Yellow Roadway Corp. (a)	105,700	4,378,094

		16,048,486

Software — 1.04%
Reynolds & Reynolds Co., Class A	188,400	5,164,044

Specialty Retail — 4.13%
Linens ’N Things, Inc. (a)	90,100	2,405,670
Movie Gallery, Inc.	172,100	1,788,119
Party City Corp. (a)	204,700	3,463,524
Petco Animal Supplies, Inc. (a)	135,700	2,871,412
Sports Authority, Inc. (a)	184,400	5,428,736
Yankee Candle Co., Inc.	182,000	4,459,000

		20,416,461

Textiles, Apparel & Luxury Goods — 1.42%
Movado Group, Inc.	376,570	7,049,390

Thrifts & Mortgage Finance — 2.19%
Accredited Home Lenders Holding Co. (a)	52,300	1,838,868
IndyMac Bancorp, Inc.	80,500	3,186,190
Ocwen Financial Corp. (a)	839,600	5,826,824

		10,851,882

Wireless Telecommunication Services — 0.58%
InPhonic, Inc. (a)	209,400	2,879,250

Total U.S. Equities (Cost $417,118,094)		472,843,965

Short-Term Investments — 4.13%
Other — 3.77%
UBS Supplementary Trust —U.S. Cash Management Prime Fund, yield of 3.80%	18,680,443	18,680,443

	Face
	Amount

U.S. Government Obligations — 0.36%
U.S. Treasury Bills, yield of 3.38% due 01/05/06 (b)	$1,800,000	1,783,739

Total Short-Term Investments
(Cost $20,464,363)		20,464,182

Total Investments — 99.68%
(Cost $437,582,457)		493,308,147
Cash and other assets, less liabilities — 0.32%		1,563,547

Net Assets — 100.00%		$494,871,694

UBS Small Cap Equity Relationship Fund — Schedule of Investments

September 30, 2005 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS
	Aggregate cost for federal income tax purposes, which was substantially the same for book purposes, was $437,582,457; and net unrealized appreciation consisted of:

	Gross unrealized appreciation				$78,180,823
	Gross unrealized depreciation				(22,455,133)

	Net unrealized appreciation				$55,725,690

(a)	Non-income producing security.
(b)	This security was pledged to cover margin requirements for futures contracts.
(c)	Security is being fair valued by a valuation committee under the direction of the Board of Trustees. At September 30, 2005, the value of these securities amounted to $1,129,140 or 0.23% of net assets.
144A

Security exempt from registration under Rule 144A of Securities Act of 1933. This security is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2005, the value of this security amounted to $1,129,140 or 0.23% of net assets.

REIT	Real Estate Investment Trust.

FUTURES CONTRACTS
UBS Small Cap Equity Relationship Fund had the following open futures contracts as of September 30, 2005:

		Expiration		Current	Unrealized
		Date	Cost	Value	Depreciation

Index Futures Buy Contracts:
Russell 2000, 225 contracts		December 2005	$15,211,975	$15,122,250	$(89,725)

The segregated aggregate market value of investments pledged to cover margin requirements for the open futures contracts at September 30, 2005 was $1,783,739.

Industry Diversification (Unaudited)
As a Percent of Net Assets
As of September 30, 2005

U.S. EQUITIES
Aerospace & Defense	3.68%
Airlines	1.71
Auto Components	0.84
Biotechnology	2.76
Building Products	2.12
Capital Markets	4.53
Chemicals	1.86
Commercial Banks	4.94
Commercial Services & Supplies	4.97
Communications Equipment	7.46
Containers & Packaging	0.66
Diversified Financial Services	1.99
Diversified Telecommunication Services	0.64
Electric Utilities	1.27
Electrical Equipment	2.40
Electronic Equipment & Instruments	3.65
Energy Equipment & Services	4.03
Food Products	0.98
Health Care Equipment & Supplies	4.31
Health Care Providers & Services	4.72
Household Durables	3.30
Insurance	1.47
Internet Software & Services	1.42
IT Services	0.46
Machinery	2.48
Media	3.90
Multi-Utilities & Unregulated Power	2.92
Oil & Gas	0.96
Personal Products	0.98
Pharmaceuticals	1.06
Real Estate	4.48
Road & Rail	3.24
Software	1.04
Specialty Retail	4.13
Textiles, Apparel & Luxury Goods	1.42
Thrifts & Mortgage Finance	2.19
Wireless Telecommunication Services	0.58

Total U.S. Equities	95.55
SHORT-TERM INVESTMENTS	4.13

TOTAL INVESTMENTS	99.68
CASH AND OTHER ASSETS, LESS LIABILITIES	0.32

NET ASSETS	100.00%

UBS International Equity Relationship Fund — Schedule of Investments

September 30, 2005 (Unaudited)

	Shares	Value

International Equities — 95.83%
Australia — 2.62%
National Australia Bank Ltd.	131,920	$3,329,480
Qantas Airways Ltd.	1,083,883	2,789,374
QBE Insurance Group Ltd.	348,341	4,969,078

		11,087,932

Austria — 0.92%
Telekom Austria AG	195,440	3,899,714

Belgium — 1.95%
Fortis	86,231	2,508,661
KBC Groep NV S.A.	49,385	4,013,065
Solvay S.A.	14,636	1,707,240

		8,228,966

Canada — 4.82%
Alcan, Inc.	86,760	2,754,701
Bank of Nova Scotia	72,100	2,696,761
Canadian National Railway Co.	27,700	1,969,025
Canadian Tire Corp. Ltd.	34,100	1,847,793
Cott Corp. (a)	76,700	1,353,452
Inco Ltd.	47,100	2,231,629
Magna International, Inc., Class A	22,700	1,709,835
Manulife Financial Corp.	37,600	2,008,616
Petro-Canada	90,800	3,806,934

		20,378,746

Denmark — 0.32%
A.P. Moller - Maersk A/S	131	1,341,810

Finland — 1.70%
Neste Oil Oyj (a)	31,000	1,152,276
Nokia Oyj	139,514	2,344,778
UPM-Kymmene Oyj	183,374	3,681,063

		7,178,117

France — 8.30%
BNP Paribas	54,581	4,162,202
France Telecom S.A.	213,838	6,156,592
LVMH Moet Hennessy Louis Vuitton S.A.	20,159	1,667,303
Sanofi-Aventis S.A.	77,802	6,448,886
Total S.A.	53,989	14,782,356
Unibail REIT	12,886	1,876,750

		35,094,089

Germany — 6.49%
Allianz AG	9,049	1,225,622
Bayerische Motoren Werke AG	42,863	2,018,534
Deutsche Postbank AG	65,378	3,587,234
Deutsche Telekom AG	195,024	3,559,879
E.ON AG	57,974	5,342,178
Fresenius Medical Care AG	28,813	2,631,433
Hannover Rueckversicherung AG	30,492	1,058,765
MAN AG	56,581	2,911,497
Metro AG	41,961	2,072,684
Premiere AG (a)	36,459	1,027,271
Siemens AG	25,851	1,997,821

		27,432,918

Hong Kong — 1.65%
Esprit Holdings, Ltd.	269,500	2,014,888
Hutchison Telecommunications International, Ltd. (a)	1,209,000	1,753,247
Sun Hung Kai Properties, Ltd.	198,000	2,050,762
Yue Yuen Industrial Holdings	421,000	1,155,915

		6,974,812

Ireland — 2.44%
Bank of Ireland	444,526	7,047,648
CRH PLC	120,797	3,284,157

		10,331,805

Italy — 1.98%
ENI SpA	118,851	3,540,763
UniCredito Italiano SpA	857,172	4,846,879

		8,387,642

Japan — 21.35%
Aeon Co., Ltd.	117,300	2,359,661
Asahi Breweries, Ltd.	211,100	2,676,466
Astellas Pharma, Inc.	23,900	900,415
Bank of Yokohama, Ltd.	440,000	3,358,038
Bridgestone Corp.	125,000	2,679,989
Canon, Inc.	83,700	4,526,919
East Japan Railway Co.	587	3,356,060
Funai Electric Co., Ltd.	17,300	1,538,592
Honda Motor Co., Ltd.	50,100	2,837,851
Kao Corp.	111,000	2,737,295
KDDI Corp.	405	2,286,924
Meitec Corp.	23,400	749,444
Mitsubishi Corp.	203,200	4,015,952
Mitsui Fudosan Co., Ltd.	204,000	3,072,419
Mitsui Sumitomo Insurance Co., Ltd.	213,000	2,469,402
Murata Manufacturing Co., Ltd.	35,600	1,988,248
NEC Electronics Corp.	16,600	553,626
Nippon Paper Group, Inc.	392	1,421,493
Nissan Motor Co., Ltd.	395,200	4,518,962
Nitto Denko Corp.	62,200	3,506,776
NOK Corp.	73,500	2,191,901
Nomura Holdings, Inc.	125,000	1,942,165
NTN Corp.	214,000	1,282,036
NTT DoCoMo, Inc.	2,480	4,419,975
Rohm Co., Ltd.	40,900	3,554,482
Sekisui House Ltd.	231,000	2,835,019
Shin-Etsu Chemical Co., Ltd.	78,300	3,419,667
Sompo Japan Insurance, Inc.	322,000	4,270,037
Sumitomo Mitsui Financial Group, Inc.	509	4,805,276
Sumitomo Trust & Banking Co., Ltd.	283,000	2,332,116
Takefuji Corp.	29,550	2,307,372
Tokyo Gas Co., Ltd.	687,000	2,794,309
Yokogawa Electric Corp.	162,200	2,535,896

		90,244,783

Netherlands — 5.94%
ABN AMRO Holding NV	367,112	8,821,189
ASML Holding NV (a)	161,702	2,663,099
Koninklijke (Royal) Philips Electronics NV	84,835	2,261,441
Reed Elsevier NV	166,693	2,307,175

UBS International Equity Relationship Fund — Schedule of Investments

September 30, 2005 (Unaudited)

	Shares	Value

Royal KPN NV	283,589	$2,550,642
TNT NV	188,974	4,709,380
VNU NV	56,455	1,779,899

		25,092,825

Norway — 0.60%
Telenor ASA	282,000	2,528,547

Singapore — 0.50%
DBS Group Holdings Ltd.	174,000	1,627,227
Jardine Cycle & Carriage Ltd.	71,000	466,469

		2,093,696

Spain — 0.82%
Repsol YPF S.A.	107,050	3,479,588

Sweden — 1.19%
Electrolux AB, B Shares	107,400	2,521,893
Sandvik AB	50,300	2,508,639

		5,030,532

Switzerland — 9.64%
Actelion Ltd. (a)	20,693	2,239,033
Adecco S.A.	54,441	2,495,608
Credit Suisse Group	219,590	9,759,556
Holcim Ltd.	50,744	3,382,933
Nestle S.A.	13,355	3,925,961
Novartis AG	96,315	4,904,463
Roche Holding AG	46,720	6,515,614
Straumann Holding AG	8,565	2,303,598
Swiss Reinsurance Co.	79,213	5,222,498

		40,749,264

United Kingdom — 22.60%
Balfour Beatty PLC	165,432	958,480
Barclays PLC	776,757	7,873,940
BP PLC	1,056,050	12,582,718
Collins Stewart Tullett PLC	143,192	1,618,721
Diageo PLC	395,540	5,702,963
Electrocomponents PLC	327,713	1,410,260
Gallaher Group PLC	277,407	4,318,694
GUS PLC	131,981	1,995,151
HBOS PLC	189,717	2,864,588
Kesa Electricals PLC	355,750	1,606,435
Kingfisher PLC	770,330	2,943,628
O2 PLC (a)	1,891,077	5,277,534
Prudential PLC	690,350	6,283,579
Rentokil Initial PLC	374,546	1,094,962
Royal Bank of Scotland Group PLC	315,627	8,984,266
Scottish & Southern Energy PLC	112,568	2,049,192
Taylor Nelson Sofres PLC	447,424	1,583,076
Tesco PLC	1,202,426	6,583,721
Vodafone Group PLC	5,601,692	14,617,180
Wolseley PLC	164,177	3,482,441
WPP Group PLC	168,689	1,721,928

		95,553,457

Total International Equities (Cost $375,987,077)		405,109,243

Investment Company — 2.99%
iShares MSCI EAFE Index Fund (Cost 12,479,534)	218,000	12,663,620

Short-Term Investment — 0.72%
UBS Supplementary Trust — U.S. Cash Management Prime Fund, yield of 3.80% (Cost $3,055,490)	3,055,490	3,055,490

Total Investments — 99.54% (Cost $391,522,101)		420,828,353
Cash and other assets, less liabilities — 0.46%		1,924,938

Net Assets — 100.00%		$422,753,291

NOTES TO SCHEDULE OF INVESTMENTS
Aggregate cost for federal income tax purposes, which was substantially the same for book purposes, was $391,522,101; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$36,301,687
Gross unrealized depreciation	(6,995,435)

Net unrealized appreciation	$29,306,252

(a)	Non-income producing security.
REIT	Real Estate Investment Trust

FORWARD FOREIGN CURRENCY CONTRACTS
UBS International Equity Relationship Fund had the following open forward foreign currency contracts as of September 30, 2005

					Unrealized
	Contracts	In Exchange		Maturity	Appreciation/
	to Deliver	For		Date	(Depreciation)

Australian Dollar	5,550,000	USD	4,180,538	12/05/05	$(46,287)
British Pound	14,915,000	USD	27,055,847	12/05/05	693,882
British Pound	1,005,000	USD	1,747,755	12/05/05	(28,562)
Canadian Dollar	11,720,000	USD	9,690,155	12/05/05	(426,084)
Euro	23,720,000	USD	29,251,452	12/05/05	562,508
Japanese Yen	1,759,600,000	USD	16,212,194	12/05/05	578,328
Swiss Franc	17,265,000	USD	14,151,940	12/05/05	684,800
United States Dollar	4,075,615	AUD	5,550,000	12/05/05	151,210
United States Dollar	5,603,520	CAD	7,055,000	12/05/05	486,076
United States Dollar	1,807,024	DKK	10,600,000	12/05/05	(89,014)
United States Dollar	5,145,344	EUR	4,275,000	12/05/05	25,198
United States Dollar	10,196,998	EUR	8,280,000	12/05/05	(182,477)
United States Dollar	1,835,190	GBP	1,050,000	12/05/05	20,664
United States Dollar	7,638,156	GBP	4,255,000	12/05/05	(117,528)
United States Dollar	25,565,511	JPY	2,782,800,000	12/05/05	(840,616)
United States Dollar	1,824,761	SEK	14,120,000	12/05/05	9,629
United States Dollar	23,650,508	SEK	174,220,000	12/05/05	(1,016,836)
United States Dollar	7,836,085	SGD	12,935,000	12/05/05	(160,650)

Total net unrealized appreciation on forward foreign currency contracts					$304,241

Currency Type Abbreviation
AUD	Australian Dollar
CAD	Canadian Dollar
DKK	Danish Krone
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
SEK	Swedish Krona
SGD	Singapore Dollar
USD	United States Dollar

UBS International Equity Relationship Fund — Schedule of Investments

September 30, 2005 (Unaudited)

Industry Diversification (Unaudited)
As a Percent of Net Assets
As of September 30, 2005

INTERNATIONAL EQUITIES
Air Freight & Logistics	1.11%
Airlines	0.66
Auto Components	1.56
Automobiles	2.22
Beverages	2.30
Biotechnology	0.53
Capital Markets	3.15
Chemicals	2.04
Commercial Banks	16.64
Commercial Services & Supplies	1.03
Communications Equipment	0.55
Construction & Engineering	0.23
Construction Materials	1.58
Consumer Finance	0.55
Diversified Financial Services	0.59
Diversified Telecommunication Services	4.42
Electric Utilities	1.75
Electronic Equipment & Instruments	1.40
Food & Staples Retailing	2.61
Food Products	0.93
Health Care Equipment & Supplies	0.54
Health Care Providers & Services	0.62
Household Durables	2.17
Household Products	0.65
Industrial Conglomerate	0.47
Insurance	6.51
Internet & Catalog Retail	0.47
Machinery	1.58
Marine	0.32
Media	1.99
Metals & Mining	1.18
Multiline Retail	0.44
Office Electronics	1.07
Oil & Gas	9.97
Paper & Forest Products	1.21
Pharmaceuticals	4.44
Real Estate	1.66
Road & Rail	1.26
Semiconductors & Semiconductor Equipment	1.60
Specialty Retail	1.55
Textiles, Apparel & Luxury Goods	0.67
Tobacco	1.02
Trading Companies & Distributors	1.88
Wireless Telecommunication Services	6.71

Total International Equities	95.83
INVESTMENT COMPANY	2.99
SHORT-TERM INVESTMENT	0.72

TOTAL INVESTMENTS	99.54
CASH AND OTHER ASSETS, LESS LIABILITIES	0.46

NET ASSETS	100.00%

UBS Emerging Markets Equity Relationship Fund — Schedule of Investments

September 30, 2005 (Unaudited)

	Shares	Value

International Equities — 97.53%
Argentina — 1.36%
Tenaris S.A. ADR	55,300	$7,622,552

Brazil — 15.37%
Banco Bradesco S.A., Preferred	170,789	8,363,983
Banco Itau Holding Financeira S.A., Preferred	27,900	6,648,329
Caemi Mineracao e Metalurgica S.A., Preferred	2,142,000	3,393,802
Cia de Bebidas das Americas, ADR	205,860	7,425,838
Cia Energetica de Minas Gerais, Preferred	147,055,802	5,593,237
Cia Siderurgica Nacional S.A.	92,000	2,140,517
Cia Vale do Rio Doce, Preferred	227,800	8,881,703
Cia Vale do Rio Doce, Preferred Series A (a)(b)(c)	23,646	0
Contax Participacoes S.A. ADR(a)	631,335	392,185
Petroleo Brasileiro S.A., Preferred	1,829,832	29,296,750
Tele Norte Leste Participacoes S.A., ADR	573,735	9,483,840
Usinas Siderurgicas de Minas Gerais S.A. Preferred	112,956	2,631,141
Votorantim Celulose e Papel S.A. ADR	128,850	1,726,590

		85,977,915

China — 2.58%
China Petroleum & Chemical Corp.	11,264,000	5,154,484
China Telecom Corp., Ltd.	10,768,000	4,059,992
Huadian Power International Corp., Ltd.	4,432,000	1,228,294
Shanghai Electric Group Co., Ltd. (a)	8,950,800	3,028,694
Weiqiao Textile Co.	723,000	950,611

		14,422,075

Czech Republic — 0.77%
CEZ	143,336	4,315,145

Hong Kong — 2.26%
China Merchants Holdings International Co., Ltd.	1,070,000	2,399,923
China Netcom Group Corp. Hong Kong Ltd.	1,333,500	2,294,766
China Unicom Ltd.	2,346,000	1,950,527
CNOOC Ltd.	8,234,000	5,996,855

		12,642,071

Hungary — 2.04%
Mol Magyar Olaj-es Gazipari Rt.	43,564	4,833,057
OTP Bank Rt.	167,022	6,586,626

		11,419,683

India — 7.27%
Bharat Heavy Electricals Ltd. Participation Certificates - Citigroup Global Markets Holdings, Inc. (a)(b)	85,195	2,372,147
Dr. Reddys Laboratories Ltd. Participation Certificates - Deutsche Bank AG 144A(a)(b)	47,400	918,244
EIH Ltd.	12	136
GAIL India Ltd. Participation Certificates - Citigroup Global Markets Holdings, Inc., 144A(a)(b)	303,900	1,821,395
Hindustan Lever Ltd.	4,855	20,004
ICICI Bank Ltd. Participation Certificates - Citigroup Global Markets Holdings, Inc. (a)(b)	592,300	8,106,151
Indian Oil & Natural Gas Corp., Ltd. Participation Certificates - Citigroup Global Markets Holdings, Inc. (a)(b)	127,200	3,069,407
Indian Oil & Natural Gas Corp., Ltd. Participation Certificates - Morgan Stanley (a)(b)	21,500	518,807
Indian Oil Corp., Ltd. Participation Certificates - Citigroup Global Markets Holdings, Inc. (a)(b)	105,300	1,082,340
Infosys Technology Ltd. ADR	60,400	4,486,512
ITC, Ltd.	1,112,535	3,460,461
Larsen & Toubro, Ltd.	67,164	2,310,830
National Thermal Power Corp. Participation Certificates - ABN AMRO 144A(a)(b)	442,200	1,066,148
Reliance Industries Ltd. Participation Certificates - Citigroup Global Markets Holdings, Inc. (a)(b)	297,778	5,374,769
Satyam Computer Services Ltd. Participation Certificates - Citigroup Global Markets Holdings, Inc. 144A(a)(b)	89,700	1,143,157
Tata Consultancy Services Ltd. Participation Certificate - Citigroup Global Markets Holdings, Inc., 144A(a)(b)	77,400	2,607,728
Tata Motors Ltd. ADR	97,134	1,160,751
UTI Bank Ltd. GDR,144A(a)	191,330	1,155,423

		40,674,410

Indonesia — 3.25%
Astra Agro Lestari Tbk PT	736,500	366,818
Astra International Tbk PT	2,645,076	2,506,267
PT Bank Rakyat	14,437,000	3,788,134
PT Indosat Tbk	11,678,000	6,014,908
PT Medco Energi Intemasional Tbk	4,819,500	1,697,832
PT Semen Gresik Persero Tbk	246,000	435,102
PT Telekomunikasi Tbk	6,531,900	3,396,080

		18,205,141

Israel — 4.10%
Bank Hapoalim BM	963,735	3,748,441
Bank Leumi Le-Israel BM	858,937	2,866,238
Check Point Software Technologies Ltd. (a)	33,050	803,776
Makhteshim-Agan Industries Ltd.	253,439	1,424,595
Teva Pharmaceutical Industries Ltd., ADR	422,220	14,110,592

		22,953,642

Korea — 16.70%
Daelim Industrial Co.	62,430	4,411,760
Daishin Securities Co., Ltd., Preferred	185,130	2,044,162
Hynix Semiconductor, Inc. (a)	58,710	1,296,524
Hyundai Department Store Co., Ltd.	52,640	3,543,028
Hyundai Mobis	39,520	3,251,910
Hyundai Motor Co., Ltd.	22,398	1,752,700
Hyundai Motor Co., Ltd., Preferred	219,960	11,657,986
Kookmin Bank	262,686	15,511,463
Korean Reinsurance Co.	306,350	2,823,773
KT&G Corp.	43,280	1,878,306
LG Chem Ltd.	50,838	2,191,672

UBS Emerging Markets Equity Relationship Fund — Schedule of Investments

September 30, 2005 (Unaudited)

	Shares	Value

LG.Philips LCD Co., Ltd. ADR(a)	106,700	$2,193,752
NCSoft Corp. (a)	28,600	2,358,848
POSCO.	25,401	5,706,994
Samsung Electronics Co., Ltd.	46,062	26,005,239
Samsung Electronics Co., Ltd., Preferred	10,128	4,414,894
Sejong Securities Co., Ltd. (b)(c)	726,000,000	0
SK Telecom Co., Ltd., ADR	109,244	2,385,889

		93,428,900

Malaysia — 3.18%
Aminvestment Group Bhd(a)	243,009	110,254
AMMB Holdings Bhd	2,107,600	1,442,719
British American Tobacco Malaysia Bhd	189,800	1,913,611
Commerce Asset Holdings Bhd	1,347,200	2,001,677
Genting Bhd	617,700	3,507,238
Malakoff Bhd	705,300	1,450,272
Resorts World Bhd	184,500	538,472
Tanjong PLC	911,500	3,506,699
Telekom Bhd	1,199,500	3,309,843

		17,780,785

Mexico — 4.39%
Cemex S.A. de C.V. CPO	1,293,066	6,726,944
Consorcio ARA S.A. de C.V.	312,981	1,187,068
Fomento Economico Mexicano S.A. de C.V.	841,800	5,867,967
Grupo Financiero Banorte S.A. de C.V.	578,200	5,153,782
Telefonos de Mexico S.A. de C.V., Series L, ADR	264,400	5,623,788

		24,559,549

Russia — 7.28%
AFK Sistema GDR, 144A(a)	218,298	5,348,301
LUKOIL, ADR	217,544	12,530,534
LUKOIL, ADR	96,800	5,575,680
MMC Norilsk Nickel ADR	42,800	3,396,180
Mobile Telesystems OJSC ADR	53,700	2,184,516
OAO Gazprom GDR	53,885	3,626,461
Surgutneftgaz	3,100,396	3,348,428
Vimpel-Communications, ADR(a)	106,200	4,719,528

		40,729,628

South Africa — 8.59%
Bidvest Group Ltd.	170,627	2,475,792
Edgars Consolidated Stores Ltd.	418,300	2,088,967
Gold Fields Ltd.	165,543	2,481,960
Impala Platinum Holdings Ltd.	53,353	6,067,323
Imperial Holdings Ltd. (a)	122,948	2,572,013
JD Group Ltd.	143,048	1,744,872
Massmart Holdings Ltd.	211,267	1,794,425
MTN Group Ltd.	1,410,511	11,689,734
Naspers Ltd.	110,025	1,799,629
Sanlam Ltd. (a)	2,466,003	4,964,820
Standard Bank Group Ltd.	941,694	10,368,306

		48,047,841

Taiwan — 13.07%
Asustek Computer, Inc.	515,000	1,385,080
AU Optronics Corp., ADR	249,610	3,234,946
Cathay Financial Holding Co., Ltd.	3,765,000	7,022,751
Cathay Financial Holding Co., Ltd. Participation Certificates - Salomon Smith (a)(b)	1,048,700	1,956,111
Chi Mei Optoelectronics Corp.	1,419,224	1,567,388
China Steel Corp.	2,293,831	2,045,996
Chinatrust Financial Holding Co.	1,901,864	1,639,069
Compal Electronics, Inc.	1,651,000	1,629,334
Delta Electronics, Inc.	1,667,786	2,849,542
Delta Electronics, Inc. Participation Certificates - Citigroup Global Markets Holdings, Inc. (a)(b)	44,977	76,847
Far EasTone Telecommunications Co. Ltd.	1,592,730	1,804,603
Formosa Chemicals & Fibre Corp.	1,785,800	2,696,014
Foxconn Technology Co., Ltd.	195,800	820,123
Giant Manufacturing Co., Ltd.	907,000	1,525,082
HON HAI Precision Industry	1,200,142	5,587,438
King Yuan Electronics Co., Ltd.	1,193,000	887,951
Lite-On Technology Corp.	2,994,006	3,342,662
MediaTek, Inc.	587,659	5,542,700
Novatek Microelectronics Corp. Ltd.	223,016	974,441
Siliconware Precision Industries Co.	3,018,578	3,047,185
Synnex Technology International Corp.	2,050,400	2,647,531
Taiwan Fertilizer Co., Ltd.	3,383,000	3,618,945
Taiwan Semiconductor Manufacturing Co., Ltd.	5,808,150	9,328,604
United Microelectronics Corp.	8,418,634	5,403,471
Wistron Corp. (a)	1,006,000	1,051,911
Yuanta Core Pacific Securities Co.	2,225,377	1,421,645

		73,107,370

Thailand — 3.00%
Bangkok Bank PCL	833,200	2,313,035
BEC World PCL	2,962,900	1,075,057
CP Seven Eleven PCL	4,131,700	623,805
Kasikornbank PCL	1,260,300	2,056,255
Kasikornbank PCL NVDR	1,099,900	1,674,023
Krung Thai Bank PCL	4,082,400	1,053,779
PTT PCL	355,600	2,112,904
Siam Cement PCL	268,000	1,657,664
TelecomAsia Corp. PCL (a)(b)(c)	216,818	0
Thai Airways International PCL	1,269,400	1,151,471
Thai Oil PCL	1,668,200	3,046,755

		16,764,748

Turkey — 2.32%
Turkcell Iletisim Hizmet AS	356,165	1,958,477
Turkiye Garanti Bankasi AS (a)	2,218,253	6,626,325
Turkiye Is Bankasi	633,346	4,400,361

		12,985,163

Total International Equities (Cost $411,586,078)		545,636,618

UBS Emerging Markets Equity Relationship Fund — Schedule of Investments

September 30, 2005 (Unaudited)

	Shares	Value

Short-Term Investment — 1.52%
UBS Supplementary Trust — U.S. Cash Management Prime Fund, yield of 3.80% (Cost $8,464,516)	8,464,516	$8,464,516

Total Investments — 99.05% (Cost $420,050,594)		554,101,134
Cash and other assets, less liabilities — 0.95%		5,337,932

Net Assets —100.00%		$559,439,066

NOTES TO SCHEDULE OF INVESTMENTS
Aggregate cost for federal income tax purposes, which was substantially the same for book purposes, was $420,050,594; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$138,949,071
Gross unrealized depreciation	(4,898,531)

Net unrealized appreciation	$134,050,540

(a)	Non-income producing security.
(b)
Security is being fair valued by a valuation committee under the direction of the Board of Trustees. At September 30, 2005, the value of these securities amounted to $30,113,251 or 5.38% of net assets.

(c)	Security is illiquid. These securities amounted to $0 or 0.00% of net assets.
144A
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2005, the value of these securities amounted to $14,060,396 or 2.51% of net assets.

ADR	American Depositary Receipt
Bhd	Berhad
GDR	Global Depositary Receipt
NVDR	Non Voting Depository Receipt

UBS Emerging Markets Equity Relationship Fund — Schedule of Investments

September 30, 2005 (Unaudited)

Industry Diversification (Unaudited)
As a Percent of Net Assets
As of September 30, 2005

INTERNATIONAL EQUITIES
Airlines	0.21%
Auto Components	0.58
Automobiles	3.05
Beverages	2.38
Capital Markets	0.62
Chemicals	1.78
Commercial Banks	15.74
Computers & Peripherals	1.68
Construction & Engineering	0.79
Construction Materials	1.58
Diversified Financial Services	3.65
Diversified Telecommunication Services	7.07
Electric Utilities	2.79
Electrical Equipment	0.51
Electronic Equipment & Instruments	2.72
Electronic Equipment & Manufacturers	0.41
Energy Equipment & Services	1.36
Food Products	0.32
Food & Staples Retailing	0.07
Hotels, Restaurants & Leisure	1.35
Household Durables	0.21
Industrial Conglomerates	0.87
Insurance	3.00
IT Services	0.80
Leisure Equipment & Products	0.27
Media	0.51
Metals & Mining	6.58
Multiline Retail	0.74
Oil & Gas	15.4
Paper & Forest Products	0.31
Pharmaceuticals	2.52
Semiconductors & Semiconductor Equipment	10.17
Software	0.57
Specialty Retail	0.69
Textiles, Apparel & Luxury Goods	0.17
Tobacco	1.30
Wireless Telecommunication Services	4.76

Total International Equities	97.53
SHORT-TERM INVESTMENT	1.52

TOTAL INVESTMENTS	99.05
CASH AND OTHER ASSETS, LESS LIABILITIES	0.95

NET ASSETS	100.00%

UBS U.S. Cash Management Prime Relationship Fund — Schedule of Investments

September 30, 2005 (Unaudited)

	Shares	Value

Short-Term Investment — 100.01%
UBS Supplementary Trust — U.S. Cash Management Prime Fund, yield of 3.80%	849,490,675	$849,490,675

Total Investments — 100.01% (Cost $849,490,675)		849,490,675
Liabilities, in excess of cash and other assets — (0.01)%		(79,178)

Net Assets — 100.00%		$849,411,497

UBS U.S. Bond Relationship Fund — Schedule of Investments

September 30, 2005 (Unaudited)

	Face
	Amount	Value

Bonds — 94.51%
U.S. Bonds — 93.02%
U.S. Corporate Bonds — 15.77%
Alcoa, Inc.
6.000%, due 01/15/12	$75,000	$79,357
Allstate Corp.
7.200%, due 12/01/09	85,000	92,492
Altria Group, Inc.
7.750%, due 01/15/27	95,000	110,777
American Electric Power Co., Inc.,
6.125%, due 05/15/06	46,000	46,447
American General Finance Corp.
5.375%, due 10/01/12	65,000	65,729
AT&T Corp.
9.750%, due 11/15/31	135,000	170,944
AvalonBay Communities, Inc. REIT
7.500%, due 08/01/09	80,000	87,251
Avon Products, Inc.
7.150%, due 11/15/09	110,000	119,961
Bank of America Corp.
7.400%, due 01/15/11	295,000	329,445
Bank One Corp.
7.875%, due 08/01/10	145,000	163,784
BellSouth Corp.
6.550%, due 06/15/34	90,000	96,740
Boeing Capital Corp.
7.375%, due 09/27/10	115,000	128,298
Bombardier Capital, Inc., 144A
6.125%, due 06/29/06	185,000	185,231
Bristol-Myers Squibb Co.
5.750%, due 10/01/11	80,000	83,915
Burlington Northern Santa Fe Corp.
7.082%, due 05/13/29	60,000	71,562
C.S. First Boston USA, Inc.
3.875%, due 01/15/09	60,000	58,497
6.500%, due 01/15/12	135,000	146,183
Capital One Financial Corp.
5.500%, due 06/01/15	105,000	105,616
Caterpillar, Inc.
6.550%, due 05/01/11	50,000	54,452
Cendant Corp.
6.250%, due 01/15/08	55,000	56,322
Citigroup, Inc.
5.000%, due 09/15/14	274,000	272,521
5.625%, due 08/27/12	210,000	218,296
Comcast Cable Communications, Inc.
6.750%, due 01/30/11	295,000	317,202
Computer Sciences Corp.
3.500%, due 04/15/08	65,000	63,108
ConAgra Foods, Inc.
6.750%, due 09/15/11	80,000	86,021
Coors Brewing Co.
6.375%, due 05/15/12	85,000	90,059
Countrywide Home Loans, Inc.
3.250%, due 05/21/08	135,000	129,949
DaimlerChrysler N.A. Holding Corp.
4.050%, due 06/04/08	405,000	395,505
Devon Financing Corp. ULC
6.875%, due 09/30/11	160,000	175,875
Dominion Resources, Inc.
5.950%, due 06/15/35	85,000	83,035
Dow Chemical Co.
6.125%, due 02/01/11	195,000	207,807
Duke Energy Field Services LLC
7.875%, due 08/16/10	120,000	134,920
EOP Operating LP
7.250%, due 06/15/28	115,000	129,741
Erac U.S.A. Finance Co., 144A
8.000%, due 01/15/11	125,000	141,104
FirstEnergy Corp., Series B
6.450%, due 11/15/11	175,000	186,334
FleetBoston Financial Corp.
7.375%, due 12/01/09	55,000	60,413
Ford Motor Credit Co.
5.800%, due 01/12/09	605,000	564,514
FPL Group Capital, Inc.
7.625%, due 09/15/06	65,000	66,834
General Electric Capital Corp.
6.000%, due 06/15/12	780,000	830,252
6.750%, due 03/15/32	95,000	111,742
General Motors Acceptance Corp.
6.125%, due 09/15/06	95,000	95,302
6.875%, due 09/15/11	370,000	336,557
Goldman Sachs Group, Inc.
6.875%, due 01/15/11	505,000	549,637
Harrah’s Operating Co., Inc.
7.500%, due 01/15/09	55,000	59,023
HSBC Finance Corp.
6.750%, due 05/15/11	225,000	244,714
ICI Wilmington, Inc.
4.375%, due 12/01/08	165,000	162,216
International Lease Finance Corp.
3.500%, due 04/01/09	65,000	61,975
International Paper Co.
6.750%, due 09/01/11	55,000	58,947
John Deere Capital Corp.
7.000%, due 03/15/12	115,000	128,331
JPMorgan Chase & Co.
6.750%, due 02/01/11	185,000	200,185
Kraft Foods, Inc.
5.625%, due 11/01/11	165,000	170,481
Kroger Co.
7.500%, due 04/01/31	80,000	89,357
Lincoln National Corp.
6.200%, due 12/15/11	80,000	85,381
Lockheed Martin Corp.
8.500%, due 12/01/29	75,000	103,474
Marathon Oil Corp.
6.125%, due 03/15/12	125,000	133,440
Marsh & McLennan Cos., Inc.
6.250%, due 03/15/12	105,000	107,835
McKesson Corp.
7.750%, due 02/01/12	50,000	56,607
Miller Brewing Co., 144A
5.500%, due 08/15/13	165,000	168,965
Morgan Stanley
6.750%, due 04/15/11	435,000	473,210
Motorola, Inc.
7.625%, due 11/15/10	9,000	10,186
New Cingular Wireless Services, Inc.
8.750%, due 03/01/31	105,000	141,729

UBS U.S. Bond Relationship Fund — Schedule of Investments

September 30, 2005 (Unaudited)

	Face
	Amount	Value

News America, Inc.
6.200%, due 12/15/34	$50,000	$50,075
Pacific Gas & Electric Co.
6.050%, due 03/01/34	80,000	83,231
PPL Capital Funding Trust I
4.330%, due 03/01/09	65,000	63,719
PPL Energy Supply LLC
6.400%, due 11/01/11	100,000	107,369
Progress Energy, Inc.
7.000%, due 10/30/31	60,000	66,672
PSEG Power LLC
7.750%, due 04/15/11	45,000	50,387
Qwest Capital Funding, Inc.
7.900%, due 08/15/10	210,000	208,425
Rohm & Haas Co.
7.850%, due 07/15/29	50,000	64,917
Safeway, Inc.
7.250%, due 02/01/31	80,000	84,610
Sempra Energy
7.950%, due 03/01/10	65,000	72,185
Sprint Capital Corp.
8.750%, due 03/15/32	130,000	174,321
Time Warner, Inc.
7.625%, due 04/15/31	100,000	117,153
TXU Energy Co. LLC
7.000%, due 03/15/13	120,000	130,275
U.S. Bank N.A.
6.375%, due 08/01/11	70,000	75,419
Union Pacific Corp.
6.700%, due 12/01/06	115,000	117,758
UST, Inc.
6.625%, due 07/15/12	140,000	150,750
Valero Energy Corp.
7.500%, due 04/15/32	110,000	132,771
Verizon New York, Inc., Series B
7.375%, due 04/01/32	235,000	258,627
Viacom, Inc.
6.625%, due 05/15/11	105,000	111,685
Wachovia Bank N.A.
7.800%, due 08/18/10	245,000	278,030
Washington Mutual, Inc.
5.625%, due 01/15/07	375,000	379,689
Waste Management, Inc.
7.375%, due 08/01/10	85,000	93,471
Wells Fargo Bank N.A.
6.450%, due 02/01/11	360,000	387,428
Weyerhaeuser Co.
7.375%, due 03/15/32	70,000	79,185
Wyeth
5.500%, due 03/15/13	75,000	76,917
Xcel Energy, Inc.
7.000%, due 12/01/10	85,000	92,780

		13,463,636

Asset-Backed Securities — 3.41%
Capital One Multi-Asset Execution Trust,
03-A1, Class A1†
4.158%, due 01/15/09	760,000	761,375
Conseco Finance Securitizations Corp.,
00-1, Class A4
7.620%, due 05/01/31	515,832	520,067
Countrywide Asset-Backed Certificates,
03-SD3, Class A1, 144A†
4.250%, due 12/25/32	49,603	49,848
Countrywide Asset-Backed Certificates,
04-SD1, Class A1, 144A†
4.170%, due 06/25/33	115,037	115,241
First Franklin Mortgage Loan Asset Backed
Certificates, 04-FFB, Class A1, (a)
4.167%, due 06/25/24	154,300	153,401
Green Tree Financial Corp.,
96-4, Class A6
7.400%, due 06/15/27	286,200	300,563
Massachusetts RRB Special Purpose Trust,
99-1, Class A5
7.030%, due 03/15/12	290,000	311,749
Providian Gateway Master Trust,
04-AA, Class D, 144A†
5.618%, due 03/15/11	200,000	203,672
RAFC Asset-Backed Trust,
01-1, Class A3 (a)
5.115%, due 11/25/29	86,821	86,594
Structured Asset Securities Corp.,
03-AL2, Class A, 144A
3.357%, due 01/25/31	162,026	147,929
Vanderbilt Mortgage Finance,
00-B, Class 1A3
8.255%, due 05/07/17	13,546	13,611
WFS Financial Owner Trust,
04-3, Class D
4.070%, due 02/17/12	249,617	247,007

		2,911,057

Commercial Mortgage-Backed Securities — 7.91%
Asset Securitization Corp.,
95-MD4, Class A3†
7.384%, due 08/13/29	850,000	890,825
Bear Stearns Commercial Mortgage Securities,
00-WF2, Class A2
7.320%, due 10/15/32	160,000	175,532
Commercial Mortgage Pass-Through Certificates,
01-FL5A, Class E, 144A†
5.268%, due 11/15/13	69,485	69,463
Commercial Mortgage Pass-Through Certificates,
01-FL5A, Class F, 144A†
4.366%, due 11/15/13	130,000	128,839
Commercial Mortgage Pass-Through Certificates,
04-HTL1, Class A2, 144A†
4.088%, due 07/15/16	250,000	250,159
First Union Commercial Mortgage Securities, Inc.,
97-C2, Class A3
6.650%, due 11/18/29	167,961	173,163
Heller Financial Commercial Mortgage Assets,
99-PH1, Class A1
6.500%, due 05/15/31	183,308	186,059
Host Marriott Pool Trust,
99-HMTA, Class A, 144A
6.980%, due 08/03/15	166,210	173,288
Host Marriott Pool Trust,
99-HMTA, Class C, 144A
7.730%, due 08/03/15	320,000	347,625

UBS U.S. Bond Relationship Fund — Schedule of Investments

September 30, 2005 (Unaudited)

	Face
	Amount	Value

Host Marriott Pool Trust,
99-HMTA, Class D, 144A
7.970%, due 08/03/15	$230,000	$247,779
Host Marriott Pool Trust,
99-HMTA, Class E, 144A
8.070%, due 08/03/15	200,000	212,358
LB Commercial Conduit Mortgage Trust,
99-C1, Class A1
6.410%, due 06/15/31	184,074	185,776
Mach One Trust Commercial Mortgage-Backed,
04-1A, Class A1, 144A
3.890%, due 05/28/40	385,426	377,176
Meristar Commercial Mortgage Trust,
99-C1, Class A2, 144A
7.610%, due 03/03/16	1,300,000	1,440,113
Merrill Lynch Mortgage Investors, Inc.,
96-C2, Class A3
6.960%, due 11/21/28	156,223	158,377
Morgan Stanley Capital I,
03-T11, Class A4
5.150%, due 06/13/41	820,000	826,835
Morgan Stanley Dean Witter Capital I,
00-LIF2, Class A1
6.960%, due 10/15/33	90,631	94,146
Morgan Stanley Dean Witter Capital I,
01-1QA, Class A2
5.330%, due 12/18/32	128,384	129,026
Salomon Brothers Mortgage Securities VII,
00-C1, Class A2
7.520%, due 12/18/09	250,000	273,033
TIAA Retail Commercial Trust,
01-C1A, Class A2, 144A
6.300%, due 06/19/21	399,208	411,387

		6,750,959

Mortgage & Agency Debt Securities — 43.99%
C.S. First Boston Mortgage Securities Corp.,
01-26, Class 5A1†
7.401%, due 11/25/31	80,384	80,155
C.S. First Boston Mortgage Securities Corp.,
02-10, Class 2A1
7.500%, due 05/25/32	114,334	115,776
C.S. First Boston Mortgage Securities Corp.,
03-8, Class 5A1
6.500%, due 04/25/33	457,319	461,843
C.S. First Boston Mortgage Securities Corp.,
05-9, Class 3A1
6.000%, due 10/25/35	1,000,000	1,006,875
Citicorp Mortgage Securities, Inc.,
94-3, Class A13
6.500%, due 02/25/24	183,791	183,951
Countrywide Alternative Loan Trust,
04-J8, Class 2A1
7.000%, due 08/25/34	329,371	333,405
Federal Home Loan Mortgage Corp.
3.625%, due 09/15/08	820,000	802,193
3.875%, due 01/12/09	1,060,000	1,037,647
4.614%, due 12/01/34†	873,234	866,116
5.000%, due 01/30/14	1,260,000	1,250,221
5.750%, due 01/15/12	810,000	859,739
6.000%, due 06/15/11	815,000	873,287
Federal Home Loan Mortgage Corp.,
1595, Class D
7.000%, due 10/15/13	56,005	57,446
Federal Home Loan Mortgage Corp.,
2148, Class ZA
6.000%, due 04/15/29	478,291	482,963
Federal Home Loan Mortgage Corp.,
2532, Class PD
5.500%, due 06/15/26	923,835	933,839
Federal Home Loan Mortgage Corp., Gold
4.500%, TBA	400,000	380,500
5.000%, due 11/01/07	49,315	49,742
5.500%, due 09/01/17	187,087	189,896
5.500%, due 01/01/18	83,551	84,805
5.500%, due 12/01/18	998,564	1,013,556
5.500%, due 07/01/19	673,873	683,930
5.500%, due 06/01/20	973,477	987,974
5.500%, due 12/01/33	386,055	386,458
6.000%, due 10/01/29	62,608	63,832
6.000%, due 12/01/30	340,272	346,627
6.000%, due 07/01/34	833,303	847,944
6.500%, due 04/01/29	11,458	11,819
6.500%, due 06/01/29	110,339	113,820
6.500%, due 09/01/29	33,499	34,566
6.500%, due 11/01/29	530,092	547,188
6.500%, due 03/01/32	26,922	27,731
6.500%, due 11/01/32(c)	1,640,671	1,688,826
7.000%, due 07/01/32	521,074	544,514
7.500%, due 05/01/24	11,758	12,501
8.000%, due 09/01/25	962	1,029
8.000%, due 11/01/27	18,217	19,471
Federal National Mortgage Association
5.500%, TBA	625,000	633,984
3.312%, due 09/01/33†	72,511	72,686
4.336%, due 06/01/33†	184,522	183,413
4.625%, due 06/01/10	705,000	697,755
4.695%, due 03/01/35†	1,705,802	1,700,458
4.946%, due 02/01/35†	1,394,023	1,394,547
5.136%, due 05/01/35†	1,122,547	1,131,746
5.500%, due 01/01/09	20,822	21,153
5.500%, due 12/01/17	812,582	824,818
5.500%, due 02/01/18	597,891	606,894
5.500%, due 11/01/23	1,022,802	1,028,857
5.500%, due 12/01/23	921,678	927,631
5.500%, due 03/01/33	456,344	456,582
6.000%, due 06/01/23	12,193	12,476
6.000%, due 03/01/28	25,227	25,704
6.000%, due 03/01/29	34,113	34,758
6.000%, due 05/01/29	14,660	14,937
6.000%, due 06/01/31	59,442	60,550
6.000%, due 06/01/33	157,246	159,900
6.250%, due 02/01/11	845,000	903,013
6.500%, due 08/01/16	349,350	361,363
6.500%, due 08/01/28	15,769	16,286
6.500%, due 09/01/28	7,603	7,852
6.500%, due 11/01/28	796,848	822,996
6.500%, due 06/01/29	303,986	313,877
6.500%, due 12/01/29	1,724,516	1,781,643

UBS U.S. Bond Relationship Fund — Schedule of Investments

September 30, 2005 (Unaudited)

	Face
	Amount	Value

6.500%, due 05/01/30	$137,883	$142,408
6.500%, due 10/01/30	122,608	126,597
6.500%, due 05/01/31	1,468,081	1,514,433
6.500%, due 11/01/31	31,409	32,380
6.625%, due 09/15/09	785,000	843,578
7.000%, due 05/01/26	15,258	16,028
7.000%, due 11/01/31	37,275	39,020
7.000%, due 04/01/32	110,539	115,708
7.500%, due 05/01/31	27,220	28,808
8.000%, due 11/01/22	3,541	3,798
8.000%, due 09/01/27	8,329	8,924
9.500%, due 11/01/09	74,607	79,209
Federal National Mortgage Association
Grantor Trust, 00-T6, Class A1
7.500%, due 06/25/30	195,571	203,669
Federal National Mortgage Association
Grantor Trust, 01-T5, Class A3†
7.500%, due 06/19/30	98,579	103,382
Federal National Mortgage Association
Grantor Trust, 01-T10, Class A2
7.500%, due 12/25/41	185,445	195,350
Federal National Mortgage Association
Whole Loan, 95-W3, Class A
9.000%, due 04/25/25	2,938	3,178
Federal National Mortgage Association
Whole Loan, 03-W6, Class 6A†
4.607%, due 08/25/42	182,139	184,664
Government National Mortgage Association
4.125%, due 12/20/29†	170,922	173,826
6.000%, due 12/20/28	215,084	219,951
6.000%, due 01/15/29	64,619	66,262
6.000%, due 02/20/29	88,207	90,175
6.000%, due 07/15/29	129,947	133,252
6.000%, due 08/20/29	24,377	24,921
6.000%, due 09/20/29	13,087	13,379
6.500%, due 08/15/27	1,711	1,785
6.500%, due 01/15/29	6,205	6,467
6.500%, due 05/15/29	11,984	12,489
6.500%, due 12/15/29	137,438	143,232
6.500%, due 04/15/31	353,770	368,195
7.000%, due 07/15/25	11,536	12,179
7.000%, due 04/15/26	32,275	34,036
7.000%, due 06/15/27	46,959	49,474
8.500%, due 12/15/17	13,861	15,077
9.500%, due 09/15/18	105,816	117,074
GSMPS Mortgage Loan Trust,
01-2, Class A, 144A
7.500%, due 06/19/32	57,194	59,827
MLCC Mortgage Investors, Inc.,
03-D, Class XA1††, (b)
1.000%, due 08/25/28	5,827,395	69,200
Morgan Stanley Mortgage Loan Trust,
04-4, Class 2A†
6.512%, due 09/25/34	432,533	442,671
Structured Adjustable Rate Mortgage Loan Trust,
04-3AC, Class A1†
4.940%, due 03/25/34	293,576	292,647

		37,565,317

U.S. Government Obligations — 21.94%
U.S. Treasury Bonds
6.250%, due 08/15/23	115,000	137,510
6.250%, due 05/15/30	925,000	1,148,554
8.750%, due 05/15/17	2,340,000	3,241,630
U.S. Treasury Inflation Indexed Bonds (TIPS)
2.000%, due 01/15/14	2,456,828	2,507,979
U.S. Treasury Notes
3.625%, due 04/30/07	6,275,000	6,222,052
3.875%, due 07/31/07	2,845,000	2,829,887
4.750%, due 05/15/14	2,565,000	2,642,550

		18,730,162

Total U.S. Bonds		79,421,131

International Bonds — 1.49%
International Corporate Bonds — 0.84%
Canada — 0.36%
Anadarko Finance Co., Series B
7.500%, due 05/01/31	85,000	104,529
Bombardier, Inc., 144A
6.300%, due 05/01/14	145,000	128,325
Burlington Resources Finance Co.
6.680%, due 02/15/11	70,000	75,755

		308,609

France — 0.10%
France Telecom S.A.
8.500%, due 03/01/31	65,000	87,110

Luxembourg — 0.11%
Telecom Italia Capital S.A.
5.250%, due 11/15/13	90,000	89,362

United Kingdom — 0.27%
Abbey National PLC
7.950%, due 10/26/29	55,000	71,448
HSBC Holdings PLC
5.250%, due 12/12/12	70,000	70,973
Royal Bank of Scotland Group PLC
9.118%, due 03/31/10	75,000	87,196

		229,617

Total International Corporate Bonds		714,698

Foreign Government Bond — 0.57%
Mexico — 0.57%
United Mexican States
8.125%, due 12/30/19	405,000	491,062

Sovereign/SupraNational Bond — 0.08%
PEMEX Project Funding Master Trust
8.000%, due 11/15/11	60,000	68,280

Total International Bonds		1,274,040

Total Bonds (Cost $81,125,277)		80,695,171

Short-Term Investments — 7.86%
Discount Note — 4.21%
Federal National Mortgage Association,
Discount Note @
3.620%, due 11/30/05	3,615,000	3,593,567

UBS U.S. Bond Relationship Fund — Schedule of Investments

September 30, 2005 (Unaudited)

	Shares	Value

Other — 3.65%
UBS Supplementary Trust — U.S. Cash
Management Prime Fund, yield of 3.80%	3,114,293	$3,114,293

Total Short-Term Investments
(Cost $6,707,603)		6,707,860

Total Investments — 102.37%
(Cost $87,832,880)		87,403,031
Liabilities, in excess of cash and other assets — (2.37)%		(2,022,553)

Net Assets — 100.00%		$85,380,478

NOTES TO SCHEDULE OF INVESTMENTS
Aggregate cost for federal income tax purposes, which was substantially the same for book purposes, was $87,832,880; and net unrealized depreciation consisted of:

Gross unrealized appreciation	$509,330
Gross unrealized depreciation	(939,179)

Net unrealized depreciation	$(429,849)

†	Variable rate security — Reflects rate at September 30, 2005, on variable rate securities. Maturity dates reflects earlier of reset date or stated maturity date. The interest rates shown are the current rates as of September 30, 2005, and reset periodically.
††	Interest Only Security. This security entitles the holder to receive interest payments from an underlying pool of mortgages. The risk associated with this security is related to the speed of the pincipal paydowns. High prepayments would result in a smaller amount of interest being received and cause the yield to decrease. Low prepayments would result in a greater amount of interest being received and cause the yield to increase.
@	Interest rate shown is the discount rate at date of purchase.
(a)	Step Bonds — coupon rate increases in increments to maturity. Rate disclosed is as of September 30, 2005. Maturity date disclosed is the ultimate maturity date.
(b)	Security is illiquid. This security amounted to $69,200 or 0.08% of net assets.
(c)	All or a portion of this security is segregated for “To Be Announced” (“TBA”) securities.
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2005, the value of these securities amounted to $4,858,329 or 5.69% of net assets.
REIT	Real Estate Investment Trust.
TBA	(To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount (generally +/-1.0%) and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement when the specific mortgage pools are assigned.
TIPS	Inflation protected securities are debt securities whose principal and/or interest payments are adjusted for inflation, unlike debt securities that make fixed principal and interest payments. Inflation-protected securities include Treasury Inflation Protected Securities (“TIPS”), which are securities issued by the U.S. Treasury. The interest rate paid by the TIPS is fixed, while the principal value rises or falls based on a changes in a published Consumer Price Index (“CPI”). Thus, if inflation occurs, the principal and interest payments on the TIPS are adjusted accordingly to protect investors from inflationary loss. During a deflationary period, the principal and interest payments decrease, although the TIPS’ principal amounts will not drop below their face amounts at maturity. In exchange for the inflation protection, the TIPS generally pay lower interest rates than typical U.S. Treasury securities. Only if inflation occurs will TIPS offer a higher real yield than a conventional Treasury bond of the same maturity.

UBS U.S. Bond Relationship Fund — Schedule of Investments

September 30, 2005 (Unaudited)

Industry Diversification (Unaudited)
As a Percent of Net Assets
As of September 30, 2005

BONDS
U.S. BONDS
U.S. Corporate Bonds
Aerospace & Defense	0.10%
Automobiles	0.50
Beverages	0.30
Capital Markets	1.40
Chemicals	0.50
Commercial Banks	1.50
Commercial Services & Supplies	0.20
Consumer Finance	1.60
Diversified Financial Services	2.60
Diversified Telecommunication Services	1.10
Electric Utilities	1.00
Food & Staples Retailing	0.20
Food Products	0.30
Gas Utilities	0.10
Hotels, Restaurants & Leisure	0.10
Insurance	0.30
IT Services	0.10
Machinery	0.10
Media	0.70
Metals & Mining	0.10
Multi-Utilities & Unregulated Power	0.30
Oil & Gas	0.49
Paper & Forest Products	0.20
Personal Products	0.10
Pharmaceuticals	0.20
Real Estate	0.20
Road & Rail	0.39
Thrifts & Mortgage Finance	0.60
Tobacco	0.29
Wireless Telecommunication Services	0.20

Total U.S. Corporate Bonds	15.77
Asset-Backed Securities	3.41
Commercial Mortgage-Backed Securities	7.91
Mortgage & Agency Debt Securities	43.99
U.S. Government Obligations	21.94

Total U.S. Bonds	93.02
INTERNATIONAL BONDS
International Corporate Bonds
Aerospace & Defense	0.15
Commercial Banks	0.27
Diversified Telecommunication Services	0.21
Oil & Gas	0.21

Total International Corporate Bonds	0.84
Foreign Government Bond	0.57
Sovereign/SupraNational Bond	0.08

Total International Bonds	1.49
TOTAL BONDS	94.51
SHORT-TERM INVESTMENTS	7.86

TOTAL INVESTMENTS	102.37
LIABILITIES, IN EXCESS OF CASH AND OTHER ASSETS	(2.37)

NET ASSETS	100.00%

UBS High Yield Relationship Fund — Schedule of Investments

September 30, 2005 (Unaudited)

	Face
	Amount	Value

Bonds — 94.69%
U.S. Bonds — 84.24%
U.S. Corporate Bonds — 84.24%
AAC Group Holding Corp., 144A(a)
0.000%, due 10/01/12	$1,675,000	$1,206,000
Activant Solutions, Inc.
10.500%, due 06/15/11	1,125,000	1,175,625
Advanced Accessory Systems LLC
10.750%, due 06/15/11	575,000	493,063
Advanstar Communications, Inc.
10.750%, due 08/15/10	750,000	838,125
Aearo Co. I
8.250%, due 04/15/12	900,000	900,000
Ahern Rentals, Inc., 144A
9.250%, due 08/15/13	850,000	869,125
AK Steel Corp.
7.750%, due 06/15/12	1,900,000	1,752,750
American Airlines, Inc.
8.608%, due 04/01/11	1,150,000	1,076,305
American Cellular Corp.
10.000%, due 08/01/11	1,200,000	1,308,000
American Rock Salt Co. LLC
9.500%, due 03/15/14	800,000	814,000
Ameripath, Inc.
10.500%, due 04/01/13	750,000	780,000
AmeriQual Group LLC, 144A
9.000%, due 04/01/12	1,000,000	1,040,000
Amscan Holdings, Inc.
8.750%, due 05/01/14	925,000	809,375
Armor Holdings, Inc.
8.250%, due 08/15/13	350,000	377,125
BE Aerospace, Inc., Series B
8.875%, due 05/01/11	500,000	525,000
Berry Plastics Corp.
10.750%, due 07/15/12	1,275,000	1,370,625
Brookstone Co., Inc., 144A
12.000%, due 10/15/12	625,000	618,750
Buckeye Technologies, Inc.
8.000%, due 10/15/10	1,000,000	950,000
Buffets, Inc.
11.250%, due 07/15/10	750,000	753,750
Cadmus Communications Corp.
8.375%, due 06/15/14	650,000	671,125
Carriage Services, Inc.
7.875%, due 01/15/15	750,000	776,250
CCH I LLC, 144A
11.000%, due 10/01/15	622,000	606,450
Cellu Tissue Holdings, Inc.
9.750%, due 03/15/10	1,250,000	1,253,125
Century Aluminum Co.
7.500%, due 08/15/14	1,000,000	1,030,000
Charter Communications Operating LLC, 144A
8.000%, due 04/30/12	650,000	654,875
8.375%, due 04/30/14	500,000	502,500
Charter Communications LLC
10.000%, due 04/01/09	593	511
Cincinnati Bell, Inc.
8.375%, due 01/15/14	1,000,000	985,000
Circus & Eldorado Joint Venture Corp.
10.125%, due 03/01/12	600,000	627,000
Clayton Williams Energy, Inc., 144A
7.750%, due 08/01/13	1,000,000	977,500
Collins & Aikman Floor Cover, Series B
9.750%, due 02/15/10	500,000	482,500
Comstock Resources, Inc.
6.875%, due 03/01/12	750,000	755,625
Constar International, Inc.
11.000%, due 12/01/12	1,000,000	630,000
Cooper Standard Automotive, Inc.
8.375%, due 12/15/14	1,250,000	1,050,000
Crown Cork & Seal Co., Inc.
8.000%, due 04/15/23	1,250,000	1,229,687
CSC Holdings, Inc.
8.125%, due 07/15/09	1,000,000	1,007,500
DaLite Screen Co., Inc.
9.500%, due 05/15/11	1,175,000	1,239,625
Dobson Cellular Systems
9.875%, due 11/01/12	500,000	547,500
Dobson Communications Corp.
10.875%, due 07/01/10	625,000	660,156
DRS Technologies, Inc.
6.875%, due 11/01/13	1,000,000	965,000
Dura Operating Corp.
8.625%, due 04/15/12	750,000	667,500
Dura Operating Corp., Series D
9.000%, due 05/01/09	375,000	260,625
Dynegy Holdings, Inc.
7.125%, due 05/15/18	1,000,000	925,000
10.125%, due 07/15/13, 144A	700,000	780,500
Edison Mission Energy
10.000%, due 08/15/08	750,000	830,625
Energy Partners Ltd.
8.750%, due 08/01/10	675,000	705,375
Equinox Holdings, Inc.
9.000%, due 12/15/09	1,000,000	1,026,250
FastenTech, Inc.
11.500%, due 05/01/11	750,000	777,187
Ford Motor Credit Co.
7.375%, due 10/28/09	1,250,000	1,207,434
General Motors Acceptance Corp.
7.250%, due 03/02/11	1,950,000	1,813,276
Giant Industries, Inc.
11.000%, due 05/15/12	1,009,000	1,135,125
Gregg Appliances, Inc., 144A
9.000%, due 02/01/13	1,375,000	1,292,500
GSC Holdings Corp., 144A
8.000%, due 10/01/12	550,000	547,250
Gulfmark Offshore, Inc.
7.750%, due 07/15/14	1,575,000	1,673,437
Herbst Gaming, Inc.
8.125%, due 06/01/12	350,000	365,750
Hercules, Inc.
6.500%, due 06/30/29	1,000,000	782,500
Houghton Mifflin Co. (a)
0.000%, due 10/15/13	1,625,000	1,226,875
Hydrochem Industrial Services, 144A
9.250%, due 02/15/13	500,000	465,625

UBS High Yield Relationship Fund — Schedule of Investments

September 30, 2005 (Unaudited)

	Face
	Amount	Value

Insight Communications Co., Inc. (a)
0.000%, due 02/15/11	$1,050,000	$1,071,000
Interface, Inc.
10.375%, due 02/01/10	1,000,000	1,080,000
Jacobs Entertainment Co.
11.875%, due 02/01/09	450,000	480,375
Jafra Cosmetics International, Inc.
10.750%, due 05/15/11	362,000	401,820
Kansas City Southern Railway Co.
7.500%, due 06/15/09	1,000,000	1,047,500
Land O’ Lakes, Inc.
8.750%, due 11/15/11	1,000,000	1,047,500
Landry’s Restaurants, Inc.
7.500%, due 12/15/14	1,400,000	1,330,000
LeNatures, Inc., 144A
10.000%, due 06/15/13	1,750,000	1,890,000
Levi Strauss & Co.
12.250%, due 12/15/12	1,225,000	1,353,625
LIN Television Corp., 144A
6.500%, due 05/15/13	700,000	663,250
Mediacom LLC
9.500%, due 01/15/13	1,000,000	992,500
Midwest Generation LLC
8.750%, due 05/01/34	725,000	807,469
MTR Gaming Group, Inc.
9.750%, due 04/01/10	1,000,000	1,080,000
Nexstar Finance Holdings LLC (a)
0.000%, due 04/01/13	450,000	333,000
Nexstar Finance, Inc.
7.000%, due 01/15/14	625,000	562,500
Omnova Solutions, Inc.
11.250%, due 06/01/10	750,000	802,500
OwensIllinois, Inc.
7.800%, due 05/15/18	1,000,000	1,005,000
Pantry, Inc.
7.750%, due 02/15/14	1,000,000	1,000,000
Pathmark Stores, Inc.
8.750%, due 02/01/12	500,000	481,250
Perry Ellis International, Inc., Series B
9.500%, due 03/15/09	1,000,000	1,040,000
Pinnacle Foods Holding Corp.
8.250%, due 12/01/13	1,000,000	945,000
Pliant Corp.
11.125%, due 09/01/09	750,000	645,000
Pogo Producing Co., 144A
6.875%, due 10/01/17	425,000	430,844
Port Townsend Paper Corp., 144A
12.000%, due 04/15/11	950,000	707,750
Prestige Brands, Inc.
9.250%, due 04/15/12	1,000,000	1,025,000
Psychiatric Solutions, Inc., 144A
7.750%, due 07/15/15	900,000	929,250
Qwest Communications International, Inc.
7.250%, due 02/15/11	750,000	730,312
Qwest Services Corp.
13.500%, due 12/15/10	1,000,000	1,145,000
Rafaella Apparel Group, Inc., 144A
11.250%, due 06/15/11	625,000	609,376
Reliant Energy, Inc.
9.250%, due 07/15/10	1,000,000	1,085,000
Resolution Performance Products, Inc.
13.500%, due 11/15/10	1,500,000	1,593,750
Restaurant Co., 144A
10.000%, due 10/01/13	575,000	552,000
Riddell Bell Holdings, Inc.
8.375%, due 10/01/12	1,000,000	985,000
River Rock Entertainment Authority
9.750%, due 11/01/11	1,000,000	1,110,000
Rockwood Specialties Group, Inc.
10.625%, due 05/15/11	638,000	695,420
San Pasqual Casino, 144A
8.000%, due 09/15/13	650,000	654,063
Sbarro, Inc.
11.000%, due 09/15/09	750,000	746,250
Select Medical Corp.
7.625%, due 02/01/15	1,325,000	1,268,687
Seneca Gaming Corp.
7.250%, due 05/01/12	975,000	999,375
Sequa Corp.
9.000%, due 08/01/09	950,000	1,007,000
Sheridan Group, Inc.
10.250%, due 08/15/11	1,050,000	1,092,000
Sinclair Broadcast Group, Inc.
8.000%, due 03/15/12	425,000	435,094
Sirius Satellite Radio, Inc., 144A
9.625%, due 08/01/13	500,000	480,000
Solo Cup Co.
8.500%, due 02/15/14	1,075,000	951,375
Stanadyne Corp.
10.000%, due 08/15/14	1,000,000	990,000
Stone Energy Corp.
6.750%, due 12/15/14	1,000,000	982,500
Suncom Wireless, Inc.
9.375%, due 02/01/11	600,000	492,000
Technical Olympic USA, Inc.
7.500%, due 01/15/15	1,500,000	1,357,500
Tenet Healthcare Corp., 144A
9.250%, due 02/01/15	800,000	808,000
Terra Capital, Inc.
12.875%, due 10/15/08	1,000,000	1,180,000
Tommy Hilfiger USA, Inc.
6.850%, due 06/01/08	500,000	502,500
Unisys Corp.
8.000%, due 10/15/12	700,000	687,750
Universal Hospital Services, Inc.
10.125%, due 11/01/11	1,000,000	1,025,000
Valor Telecommunications Enterprises LLC
7.750%, due 02/15/15	1,250,000	1,212,500
Vertis, Inc., Series B
10.875%, due 06/15/09	1,250,000	1,228,125
Wheeling Island Gaming, Inc.
10.125%, due 12/15/09	900,000	945,000
Whiting Petroleum Corp.
7.250%, due 05/01/12	1,000,000	1,017,500
Wolverine Tube, Inc., 144A
7.375%, due 08/01/08	1,000,000	860,000
Wornick Co.
10.875%, due 07/15/11	950,000	976,125
Wynn Las Vegas Capital Corp.
6.625%, due 12/01/14	650,000	621,563
Xerox Capital Trust I
8.000%, due 02/01/27	1,000,000	1,037,500

UBS High Yield Relationship Fund — Schedule of Investments

September 30, 2005 (Unaudited)

	Face
	Amount	Value

Zeus Special Subsidiary Ltd., 144A(a)
0.000%, due 02/01/15	$1,675,000	$1,105,500

Total U.S. Bonds		107,113,279

International Bonds — 10.45%
International Corporate Bonds — 10.45%
Canada — 6.23%
Ainsworth Lumber Co., Ltd.
7.250%, due 10/01/12	1,200,000	1,128,000
Calpine Canada Energy Finance ULC
8.500%, due 05/01/08	1,500,000	896,250
Donohue Forest Products
7.625%, due 05/15/07	1,000,000	1,035,000
General Motors Nova Scotia Finance Co.
6.850%, due 10/15/08	1,125,000	1,053,813
Jean Coutu Group, Inc.
8.500%, due 08/01/14	1,400,000	1,393,000
MAAX Corp.
9.750%, due 06/15/12	750,000	652,500
Maax Holdings, Inc., 144A(a)
0.000%, due 12/15/12	500,000	210,000
Millar Western Forest Products Ltd.
7.750%, due 11/15/13	1,000,000	852,500
Tembec Industries, Inc.
8.500%, due 02/01/11	400,000	261,000
8.625%, due 06/30/09	650,000	442,000

		7,924,063

Cayman Islands — 0.85%
Bluewater Finance Ltd.
10.250%, due 02/15/12	1,000,000	1,085,000

France — 1.16%
Rhodia S.A.
10.250%, due 06/01/10	1,400,000	1,480,500

Luxembourg — 0.56%
Nell AF SARL, 144A
8.375%, due 08/15/15	725,000	708,688

Norway — 1.10%
Petroleum GeoServices ASA
10.000%, due 11/05/10	1,250,000	1,400,000

Sweden — 0.55%
Stena AB
7.000%, due 12/01/16	750,000	693,750

Total International Corporate Bonds		13,292,001

Total Bonds (Cost $121,763,662)		120,405,280

	Shares

Equities — 0.01%
U.S. Equities — 0.01%
Media — 0.01%
Pegasus Communications Corp., Class A (b).	2,323	7,595

Total U.S. Equities		7,595

Warrants — 0.00% (b)(c)(d)
Dayton Superior Corp.
expires 06/15/09, 144A(e)	1,500	15
HF Holdings, Inc.,
expires 9/27/09 144A	8,680	87
Pliant Corp.,
expires 06/01/10 144A(e)	1,090	11

		113

Total Equities (Cost $4,833,168)		7,708

Short-Term Investment — 3.22%
UBS Supplementary Trust — U.S. Cash Management Prime Fund,
yield of 3.80% (Cost $4,095,786)	4,095,786	4,095,786

Total Investments — 97.92%
(Cost $130,692,616)		124,508,774
Cash and other assets,
less liabilities — 2.08%		2,642,382

Net Assets — 100%		$127,151,156

NOTES TO SCHEDULE OF INVESTMENTS
Aggregate cost for federal income tax purposes, which was substantially the same for book purposes, was $130,692,616; and net unrealized depreciation consisted of:

Gross unrealized appreciation	$1,735,641
Gross unrealized depreciation	(7,919,483)

Net unrealized depreciation	$(6,183,842)

(a)	Step Bonds — coupon rate increases in increments to maturity. Rate disclosed is as of September 30, 2005. Maturity date disclosed is the ultimate maturity date.
(b)	Non-income producing security.
(c)	Security is illiquid. This security amounted to $113 or 0.00% of net assets.
(d)	Represents a restricted security.
(e)	Security is being fair valued by a valuation committee under the direction of the Board of Trustees. At September 30, 2005, the value of this security amounted to $26 or 0.0% of net assets.

UBS High Yield Relationship Fund — Schedule of Investments

September 30, 2005 (Unaudited)

144A	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2005, the value of these securities amounted to $20,169,909 or 15.86% of net assets.

RESTRICTED SECURITIES

			Acquisition
			Cost		Market Value
	Acquisition	Acquisition	Percentage	Market	Percentage of
Security	Date	Cost	of Net Assets	Value	Net Assets

Dayton Superior Corp.,
expires 06/15/09 144A	08/17/00	$0	0.00%	$15	0.00%
HF Holdings, Inc.,
expires 09/27/09 144A	01/08/01	4,746,048	3.73	87	0.00
Pliant Corp.,
expires 06/01/10 144A	11/27/00	0	0.00	11	0.00

UBS High Yield Relationship Fund — Schedule of Investments

September 30, 2005 (Unaudited)

Industry Diversification (Unaudited)
As a Percent of Net Assets
As of September 30, 2005

BONDS
U.S. BONDS
U.S. Corporate Bonds
Aerospace & Defense	2.26%
Airlines	0.85
Auto Components	2.72
Automobiles	0.95
Beverages	1.49
Chemicals	3.97
Commercial Services & Supplies	1.75
Construction & Engineering	0.68
Consumer Finance	1.43
Containers & Packaging	5.15
Distributors	0.32
Diversified Telecommunication Services	3.20
Electric Utilities	1.29
Energy Equipment & Services	1.34
Food & Staples Retailing	1.16
Food Products	2.33
Health Care Equipment & Supplies	0.81
Health Care Providers & Services	3.59
Hotels, Restaurants & Leisure	9.69
Household Durables	2.89
Household Products	2.46
Internet & Catalog Retail	0.49
IT Services	0.54
Leisure Equipment & Products	1.72
Machinery	1.29
Media	8.34
Metals & Mining	2.83
MultiUtilities & Unregulated Power	0.85
Office Electronics	0.82
Oil & Gas	4.72
Paper & Forest Products	1.74
Personal Products	0.71
Road & Rail	0.82
Software	0.92
Specialty Retail	0.43
Textiles, Apparel & Luxury Goods	3.14
Transportation Infrastructure	1.32
Wireless Telecommunication Services	3.23

Total U.S. Corporate Bonds	84.24
INTERNATIONAL BONDS
International Corporate Bonds
Automobiles	0.83
Chemicals	1.72
Energy Equipment & Services	1.95
Food & Staples Retailing	1.09
Household Durables	0.68
MultiUtilities & Unregulated Power	0.70
Paper & Forest Products	2.93
Transportation Infrastructure	0.55

Total International Corporate Bonds	10.45
TOTAL BONDS	94.69
EQUITIES	0.01
SHORT-TERM INVESTMENT	3.22

TOTAL INVESTMENTS	97.92
CASH AND OTHER ASSETS, LESS LIABILITIES	2.08

NET ASSETS	100.00%

UBS Emerging Markets Debt Relationship Fund — Schedule of Investments

September 30, 2005 (Unaudited)

	Face
	Amount		Value

International Bonds — 94.55%
Argentina — 13.82%
Banco de Galicia y Buenos Aires
4.000%, due 01/01/14 (a)		$2,260,000	$1,960,550
7.190%, due 01/01/10†		400,000	392,000
11.000%, due 01/01/19 (a)		215,378	223,993
Republic of Argentina
0.000%, due 12/31/33*	ARS	15,915,192	7,126,817
4.005%, due 08/03/12†(b)		$4,095,000	3,286,237
5.969%, due 04/30/13@		1,000,000	852,000

			13,841,597

Brazil — 17.53%
Brazil Real Credit-Linked Note, 144A
15.931%, due 07/03/06@	BRL	5,422,000	2,152,790
18.870%, due 01/05/10		2,210,000	531,224
Citigroup Funding, Inc.@
13.424%, due 01/05/10		$1,789,150	1,008,352
Federal Republic of Brazil
6.000%, due 09/15/13		1,066,667	1,050,000
8.750%, due 02/04/25		700,000	739,200
8.875%, due 10/14/19		2,020,000	2,193,720
8.875%, due 04/15/24		1,202,000	1,282,534
11.000%, due 08/17/40		1,690,000	2,071,940
12.000%, due 04/15/10		600,000	734,700
12.500%, due 01/05/16	BRL	2,400,000	1,039,228
Federal Republic of Brazil, DCB†
4.313%, due 04/15/12		$823,527	810,660
Federal Republic of Brazil, PAR†
6.000%, due 04/15/24		4,090,000	3,941,737

			17,556,085

Dominican Republic — 1.70%
Republic of Dominican
9.500%, due 09/27/11		$1,550,000	1,705,000

Ecuador — 2.01%
Republic of Ecuador
4.873%, due 02/27/15†		$726,465	490,364
9.000%, due 08/15/30 (a)		1,615,000	1,523,752

			2,014,116

El Salvador — 0.82%
Republic of El Salvador
8.250%, due 04/10/32		$740,000	817,700

Indonesia — 3.24%
Republic of Indonesia
7.250%, due 04/20/15, 144A		$2,320,000	2,314,200
Republic of Indonesia Credit-Linked Note
11.000%, due 10/15/14, 144A	IDR	5,800,000,000	455,070
13.150%, due 01/15/12, 144A		5,353,000,000	479,604

			3,248,874

Malaysia — 4.35%
Johor Corp.
1.000%, due 07/31/12	MYR	15,710,000	4,355,784

Mexico — 11.70%
Conproca S.A. de C.V.
12.000%, due 06/16/10		$100,000	122,000
Mexican Bonos
8.000%, due 12/28/06	MXN	10,000,000	922,230
Pemex Project Funding Master Trust
8.625%, due 02/01/22		$890,000	1,088,025
United Mexican States
7.500%, due 04/08/33		4,129,000	4,779,318
8.300%, due 08/15/31(d)		3,850,000	4,802,875

			11,714,448

Netherlands — 1.64%
ING Bank NV
7.580%, due 10/09/07, 144A	RUB	32,400,000	1,168,711
ING Bank NV
11.890%, due 12/30/09	UAH	2,120,000	475,426

			1,644,137

Peru — 1.59%
Republic of Peru
8.750%, due 11/21/33		$1,315,000	1,594,438

Philippines — 6.22%
National Power Corp.
9.875%, due 03/16/10		$2,985,000	3,208,875
Republic of Philippines
6.500%, due 12/01/17†(c)		320,000	315,200
9.500%, due 02/02/30		2,145,000	2,289,787
10.625%, due 03/16/25		360,000	420,300

			6,234,162

Poland — 0.79%
Republic of Poland
5.750%, due 06/24/08	PLN	2,500,000	795,663

Qatar — 0.84%
State of Qatar
9.750%, due 06/15/30		$550,000	842,875

Russia — 13.62%
Russian Federation
5.000%, due 03/31/30 (a)		$5,975,000	6,856,312
12.750%, due 06/24/28		3,390,000	6,390,150
Russian Federation Credit-Linked Note
8.110%, due 01/18/07, 144A	RUB	11,100,000	398,442

			13,644,904

Serbia — 2.70%
Republic of Serbia (a)
3.750%, due 11/01/24		$3,034,885	2,701,048

Turkey — 7.02%
Republic of Turkey
8.000%, due 02/14/34		$360,000	379,800
9.000%, due 06/30/11		2,020,000	2,325,525
9.875%, due 03/19/08		150,000	166,125
11.750%, due 06/15/10		170,000	212,075
11.875%, due 01/15/30		670,000	984,063
15.000%, due 02/10/10	TRY	400,000	319,227

UBS Emerging Markets Debt Relationship Fund — Schedule of Investments

September 30, 2005 (Unaudited)

	Face
	Amount		Value

Turkish Credit-Linked Notes
20.000%, due 04/27/07		$1,284,230	$1,123,671
6.330%, due 07/20/09		1,500,000	1,518,750

			7,029,236

Ukraine — 1.83%
NAK Naftogaz Ukrainy
8.125%, due 09/30/09		$600,000	637,500
Republic of Ukraine
7.650%, due 06/11/13		550,000	605,687
Ukraine Credit-Linked Note *
0.000%, due 12/30/09	UAH	2,520,000	588,398

			1,831,585

Uruguay — 0.32%
Republic of Uruguay
9.250%, due 05/17/17		$280,000	315,000

Venezuela — 2.81%
Republic of Venezuela
7.650%, due 04/21/25		$820,000	829,430
9.375%, due 01/13/34		1,680,000	1,989,120

			2,818,550

Total International Bonds
(Cost $87,657,134)			94,705,202

		Shares

Short-Term Investments — 4.56%
Other — 4.17%
UBS Supplementary Trust — U.S. Cash
Management Prime Fund,
yield of 3.80%		4,174,452	4,174,452

		Face
		Amount
U.S. Government Obligations — 0.39%
U.S. Treasury Bills, yield of 3.38%
due 01/05/06 (e)		$400,000	396,386

Total Short-Term Investments
(Cost $4,570,879)			4,570,838

Total Investments — 99.11%
(Cost $92,228,013)			99,276,040
Cash and other assets,
less liabilities — 0.89%			892,653

Net Assets — 100.00%			$100,168,693

NOTES TO SCHEDULE OF INVESTMENTS
Aggregate cost for federal income tax purposes, which was substantially the same for book purposes, was $92,228,013; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$7,132,042
Gross unrealized depreciation	(84,015)

Net unrealized appreciation	$7,048,027

†	Variable rate security — The rate disclosed is that in effect at September 30, 2005.
@	Interest rate reflects yield at September 30, 2005.
*	Reflects annualized yield at September 30, 2005 on zero coupon bonds. Yields are less than 0.001%.
(a)	Step Bonds — coupon rate increases in increments to maturity. Rate disclosed is as of September 30, 2005. Maturity date disclosed is the ultimate maturity date.
(b)	Security is in default.
(c)	Security is illiquid. This security amounted to $315,200 or 0.31% of net assets.
(d)	All or a portion of these securities have been pledged to cover open forward foreign currency contracts.
(e)	This security was pledged to cover margin requirements for futures contracts.
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2005, the value of these securities amounted to $6,968,817 or 6.96% of net assets.
ARS	Argentina Peso
BRL	Brazilian Real
DCB	Debt Conversion Bond
IDR	Indonesian Rupiah

UBS Emerging Markets Debt Relationship Fund — Schedule of Investments

September 30, 2005 (Unaudited)

MYR	Malaysian Ringgit
MXN	Mexican Peso
PAR	Par Bond
PLN	Polish Zloty
RUB	Russian Ruble
TRY	Turkish Lira
UAH	Ukraine Hryvnia

FORWARD FOREIGN CURRENCY CONTRACTS
The UBS Emerging Markets Debt Relationship Fund had the following open forward foreign currency contracts as of September 30, 2005:
					Unrealized
	Contracts		In Exchange	Maturity	Appreciation/
	to Deliver		For	Dates	(Depreciation)

Euro	3,655,000	USD	4,432,473	10/21/05	$22,302
New Turkish Lira	1,797,304	USD	1,075,072	04/27/07	(95,176)
Thai Baht	39,800,000	USD	941,900	10/21/05	(26,627)
United States Dollar	2,426,762	THB	101,560,000	10/21/05	44,686
United States Dollar	1,170,502	TRY	1,791,304	04/27/07	(254)

Total net unrealized depreciation on forward foreign currency contracts					$(55,069)

Currency Type Abbreviations
THB	Thai Baht
TRY	Turkish Lira
USD	United States Dollar
FUTURES CONTRACTS
UBS Emerging Markets Debt Relationship Fund had the following open futures contracts as of September 30, 2005:
				Unrealized
	Expiration	Cost/	Current	Appreciation/
	Date	Proceeds	Value	(Depreciation)

U.S. Treasury Note Futures Buy Contracts:
10 Year U.S. Treasury Note, 5 contracts	December 2005	554,869	549,610	$(5,259)
U.S. Interest Rate Futures Sale Contracts:
5 Year U.S. Treasury Note, 70 contracts	December 2005	7,520,275	7,480,156	40,119
10 Year U.S. Long Bond (Chicago Board of Trade), 77 contracts	December 2005	8,988,342	8,809,282	179,060

Total net unrealized appreciation on futures contracts				$213,920

The segregated aggregate market value of investments pledged to cover margin requirements for the open futures contracts at September 30, 2005 was $396,386.

At September 30, 2005, UBS Emerging Markets Debt Relationship Fund had outstanding total return swap contracts with the following terms:

UBS Emerging Markets Debt Relationship Fund

Payments
			Payments	received
	Notional	Termination	made by	by the	Unrealized
	Amount	Date	the Fund	Fund	Appreciation

EUR	$1,290,000	7/27/07	2.0698%*	11.0000%**	$58,323.31

*	Rate based on 12 month LIBOR (EUR-BBA)
**	Rate is equal to the interest amounts, if any, paid to holders of record of Government of Jamaica bond, due 07/27/2012.
BBA	British Banking Association
EUR	Euro

UBS Emerging Markets Debt Relationship Fund — Schedule of Investments

September 30, 2005 (Unaudited)

Industry Diversification (Unaudited)
As a Percent of Net Assets
As of September 30, 2005

INTERNATIONAL BONDS
Commercial Banks	4.21%
Construction & Engineering	0.12
Diversified Financial Services	1.02
Electric Utilities	3.20
Oil & Gas	1.72
Real Estate	4.35
Foreign Government Bonds	79.93

Total International Bonds	94.55	*
SHORT-TERM INVESTMENTS	4.56	*

TOTAL INVESTMENTS	99.11
CASH AND OTHER ASSETS, LESS LIABILITIES	0.89

NET ASSETS	100.00%

*	The Fund held a long position in U.S. Treasury futures which reduced the bond exposure from 94.55% to 94.54%. The Fund also held a short position in U.S. Treasury futures which reduced the bond exposure from 94.55% to 94.77%. These adjustments resulted in a net decrease to the Fund’s exposure to Short-Term Investments from 4.56% to 4.35%.

UBS U.S. Securitized Mortgage Relationship Fund — Schedule of Investments

September 30, 2005 (Unaudited)

	Face
	Amount	Value

Bonds — 99.11%
U.S. Bonds — 98.89%
Asset-Backed Securities — 9.11%
Conseco Finance Securitizations Corp., 00-1, Class A4
7.620%, due 05/01/31	$7,705,243	$7,768,502
Conseco Finance Securitizations Corp., 00-2, Class A4
8.480%, due 12/01/30	3,258,267	3,316,281
Conseco Finance Securitizations Corp., 00-5, Class A4
7.470%, due 02/01/32	3,922,262	3,968,648
Conseco Finance, 01-C, Class M2†
4.918%, due 08/15/33	2,131,615	2,139,582
Countrywide Asset-Backed Certificates, 03-SD3, Class A1, 144A†
4.250%, due 12/25/32	193,534	194,490
Countrywide Asset-Backed Certificates, 04-SD1, Class A1, 144A†
4.170%, due 06/25/33	1,103,097	1,105,049
C.S. First Boston Mortgage Securities Corp., 05-AGE1, Class A2 (a)
4.640%, due 02/25/32	7,550,000	7,446,321
First Franklin Mortgage Loan Asset Backed Certificates, 04-FFB, Class A1 (a)
4.167%, due 06/25/24	3,278,877	3,259,776
First Franklin Mortgage Loan Asset Backed Certificates, 05-FFA, Class M2 (a)
5.475%, due 03/25/25	5,559,000	5,472,756
Greenpoint Manufactured Housing, 00-1, Class A2
7.600%, due 09/20/22	957,188	966,084
Green Tree Financial Corp., 94-5, Class A5
8.300%, due 11/15/19	868,872	908,183
Green Tree Financial Corp., 96-4, Class A6
7.400%, due 06/15/27	673,411	707,206
Green Tree Financial Corp., 99-1, Class A5
6.110%, due 09/01/23	15,130,000	15,295,189
Green Tree Financial Corp., 99-3, Class A5
6.160%, due 02/01/31	10,905,911	11,001,628
Green Tree Financial Corp., 99-3, Class A6
6.500%, due 02/01/31	2,185,000	2,231,876
Green Tree Financial Corp., 99-4, Class A5
6.970%, due 05/01/31	8,562,586	8,693,599
Home Equity Mortgage Trust, 05-4, Class M1 (a)
5.484%, due 01/25/36	5,000,000	5,000,000
Irwin Home Equity, 05-C, Class 1M3 (a)
6.150%, due 04/25/30	5,000,000	4,955,545
Metris Master Trust, 04-2, Class B†
4.466%, due 10/20/10	3,750,000	3,760,669
Metris Master Trust, 04-2, Class C, 144A†
5.146%, due 10/20/10	4,000,000	4,027,500
Providian Gateway Master Trust, 04-AA, Class A, 144A†
3.998%, due 03/15/11	2,500,000	2,505,675
Providian Gateway Master Trust, 04-AA, Class C, 144A†
4.668%, due 03/15/11	2,270,000	2,287,661
Providian Gateway Master Trust, 04-AA, Class D, 144A†
5.618%, due 03/15/11	3,510,000	3,574,444
Providian Gateway Master Trust, 04-BA, Class D, 144A†
5.168%, due 07/15/10	2,140,000	2,152,540
RAFC Asset-Backed Trust, 01-1, Class A3 (a)
5.115%, due 11/25/29	637,049	635,387
WFS Financial Owner Trust, 04-3, Class D
4.070%, due 02/17/12	713,190	705,734
WFS Financial Owner Trust, 05-1, Class D
4.090%, due 08/17/12	1,798,825	1,776,323
World Financial Network Credit Card Master Trust, 04-B, Class C†
4.418%, due 07/15/10	4,500,000	4,507,391

		110,364,039

Commercial Mortgage-Backed Securities — 5.66%
Banc of America Large Loan, 05-ESHA, Class H, 144A†
4.980%, due 07/14/08	5,500,000	5,500,000
Commercial Mortgage Pass-Through Certificates, 01-FL5A, Class E, 144A†
5.268%, due 11/15/13	2,265,801	2,265,077
Commercial Mortgage Pass-Through Certificates, 01-FL5A, Class F, 144A†
4.366%, due 11/15/13	4,400,000	4,360,715
Commercial Mortgage Pass-Through Certificates, 04-CNL, Class G, 144A†
4.748%, due 09/15/14	3,500,000	3,501,389
Commercial Mortgage Pass-Through Certificates, 04-HTL1, Class A2, 144A†
4.088%, due 07/15/16	5,000,000	5,003,187
Federal National Mortgage Association REMIC, 97-M3, Class Z†
7.013%, due 03/17/20	5,109,831	5,255,798
Four Times Square Trust, 00-4TS, Class C, 144A
7.860%, due 04/15/15	7,200,000	7,986,656
GS Mortgage Securities Corp., II, 98-GLII, Class D†
7.191%, due 04/13/31	6,000,000	6,316,434
Host Marriott Pool Trust, 99-HMTA, Class C, 144A
7.730%, due 08/03/15	5,275,000	5,730,388

47

UBS U.S. Securitized Mortgage Relationship Fund — Schedule of Investments

September 30, 2005 (Unaudited)

	Face
	Amount	Value

Host Marriott Pool Trust, 99-HMTA, Class D, 144A
7.970%, due 08/03/15	$3,460,000	$3,727,453
Host Marriott Pool Trust, 99-HMTA, Class E, 144A
8.070%, due 08/03/15	3,250,000	3,450,813
Nomura Asset Securities Corp., 96-MD5, Class AIB
7.120%, due 04/13/39	6,337,000	6,413,365
Salomon Brothers Mortgage Securities VII, 03-CDCA, Class C, 144A†
4.318%, due 02/15/15	5,000,000	5,023,701
Wachovia Bank Commercial Mortgage Trust, 02-WHL, Class L, 144A†
6.768%, due 03/15/15	4,000,000	4,000,761

		68,535,737

Mortgage-Backed Securities — 84.12%
Adjustable Rate Mortgage Trust, 05-1, Class CB1†
4.694%, due 05/25/35	4,985,500	4,868,007
Adjustable Rate Mortgage Trust, 05-3, Class CB1†
4.827%, due 07/25/35	9,427,660	9,217,112
Banc of America Mortgage Securities, 02-9, Class 1A15
6.250%, due 10/25/32	4,900,120	4,887,806
Banc of America Mortgage Securities, 02-K, Class 1A1†
6.408%, due 10/20/32	3,575,033	3,606,296
Bank of America Alternative Loan Trust, 05-8, Class 2CB1
6.000%, due 09/25/35	13,367,611	13,540,722
Bank of America Alternative Loan Trust, 04-10, Class 2CB1
6.000%, due 11/25/34	4,326,451	4,390,016
Bear Stearns Adjustable Rate Mortgage Trust, 05-1, Class B1†
4.932%, due 03/25/35	7,905,618	7,833,973
Bear Stearns Adjustable Rate Mortgage Trust, 05-3, Class B1†
5.159%, due 06/25/35	7,073,196	6,963,782
Bear Stearns Alt-A Trust, 05-2, Class 2B2†
5.292%, due 04/25/35	6,191,645	6,103,607
Bear Stearns Alt-A Trust, 05-4, Class 2M1†
5.397%, due 05/25/35	9,990,760	9,917,390
C.S. First Boston Mortgage Securities Corp., 01-26, Class 5A1†
7.401%, due 11/25/31	1,367,573	1,363,676
C.S. First Boston Mortgage Securities Corp., 02-10, Class 2A1
7.500%, due 05/25/32	6,435,053	6,516,224
C.S. First Boston Mortgage Securities Corp., 03-8, Class 5A1
6.500%, due 04/25/33	5,424,621	5,478,281
C.S. First Boston Mortgage Securities Corp., 03-27, Class 9A1
7.000%, due 11/25/33	3,490,868	3,548,248
C.S. First Boston Mortgage Securities Corp., 05-8, Class 8A1
7.000%, due 09/25/35	15,690,065	16,221,941
Citicorp Mortgage Securities, Inc., 94-3, Class A13
6.500%, due 02/25/24	79,804	79,873
Countrywide Alternative Loan Trust, 04-33, Class 2M1†
5.290%, due 12/25/34	9,960,902	9,878,047
Countrywide Alternative Loan Trust, 04-J8, Class 2A1
7.000%, due 08/25/34	6,185,742	6,261,493
Countrywide Alternative Loan Trust, 04-J10, Class 4CB1
6.500%, due 10/25/34	6,334,702	6,517,239
Countrywide Alternative Loan Trust, 04-J11, Class 3A1
7.250%, due 08/25/32	2,548,958	2,608,606
Countrywide Alternative Loan Trust, 05-J2, Class 2A1
7.500%, due 04/25/35	4,194,900	4,287,063
Federal Home Loan Mortgage Corp.
4.515%, due 01/01/35†	6,990,147	6,932,982
4.525%, due 03/01/35†	9,572,866	9,542,926
4.572%, due 11/01/34†	4,888,998	4,845,922
4.614%, due 12/01/34†	5,412,885	5,368,761
4.662%, due 10/01/34†	10,196,463	10,133,016
6.289%, due 03/01/30†	1,449,558	1,495,799
Federal Home Loan Mortgage Corp. Structured Pass Through Securities REMIC, T-42, Class A5
7.500%, due 02/25/42	5,805,153	6,119,505
Federal Home Loan Mortgage Corp. Strip IO ††(b)
4.500%, due 10/01/35	10,500,000	2,467,500
6.500%, due 08/01/28	3,966,319	754,060
6.500%, due 06/01/31	4,741,672	948,939
Federal Home Loan Mortgage Corp. Strip PO(b)
0.000%, due 01/01/32	3,649,060	3,000,214
0.000%, due 11/01/33	10,070,269	7,499,657
0.000%, due 02/01/35	10,291,643	8,356,741
0.000%, due 10/01/35	10,500,000	7,612,500
Federal Home Loan Mortgage Corp., 05, Class UI††(b)
0.750%, due 06/15/31	32,353,847	697,911
Federal Home Loan Mortage Corp., 1595, Class D
7.000%, due 10/15/13	216,650	222,222
Federal Home Loan Mortgage Corp. REMIC, 2148, Class ZA
6.000%, due 04/15/29	9,126,564	9,215,709
Federal Home Loan Mortgage Corp., 2178, Class PB
7.000%, due 08/15/29	3,507,837	3,630,124
Federal Home Loan Mortgage Corp., 2297, Class NB
6.000%, due 03/15/16	270,000	278,143

48

UBS U.S. Securitized Mortgage Relationship Fund — Schedule of Investments

September 30, 2005 (Unaudited)

	Face
	Amount	Value

Federal Home Loan Mortgage Corp. REMIC, 2426, Class GH
6.000%, due 08/15/30	$3,003,996	$3,039,933
Federal Home Loan Mortgage Corp., 2430, Class UC
6.000%, due 09/15/16	1,894,355	1,929,617
Federal Home Loan Mortgage Corp., 2532, Class PD
5.500%, due 06/15/26	390,853	395,086
Federal Home Loan Mortgage Corp., Gold
5.000%, due 11/01/07	30,822	31,089
5.500%, due 08/01/14	8,083,744	8,213,022
5.500%, due 09/01/17	70,852	71,916
5.500%, due 12/01/17	484,206	491,476
5.500%, due 01/01/18	201,044	204,062
5.500%, due 04/01/18	151,947	154,209
5.500%, due 11/01/18	10,954,838	11,119,310
5.500%, due 07/01/19	319,987	324,762
5.500%, due 06/01/20	486,738	493,987
5.500%, due 11/01/23	9,671,860	9,739,956
5.500%, due 02/01/24	8,725,652	8,782,541
6.000%, due 12/01/13	1,291,302	1,327,134
6.000%, due 12/01/17	184,401	189,538
6.000%, due 05/01/21	8,054,396	8,250,205
6.000%, due 10/01/22	7,639,967	7,822,535
6.000%, due 04/01/23	2,075,453	2,124,904
6.000%, due 03/01/29	178,864	182,315
6.000%, due 08/01/29	6,941,804	7,077,474
6.000%, due 10/01/29	4,626,269	4,716,684
6.000%, due 12/01/30	3,645,767	3,713,855
6.000%, due 03/01/31	38,497	39,240
6.000%, due 03/01/32	2,886,648	2,938,715
6.000%, due 01/01/34	3,625,001	3,688,690
6.000%, due 10/01/34	3,659,585	3,723,883
6.000%, due 01/01/35	3,749,677	3,815,557
6.500%, due 01/01/29	836,474	863,451
6.500%, due 02/01/29	12,795,193	13,203,170
6.500%, due 06/01/29	1,180,436	1,217,673
6.500%, due 07/01/29	1,490,373	1,538,438
6.500%, due 09/01/29	2,612,037	2,695,226
6.500%, due 11/01/29	252,425	260,566
6.500%, due 03/01/32	4,716,436	4,858,089
6.500%, due 10/01/32	7,043,196	7,249,920
6.500%, due 11/01/32	334,900	344,730
7.000%, due 07/01/12	485,754	507,168
7.000%, due 04/01/32	3,251,644	3,397,916
7.000%, due 07/01/32	5,013,363	5,238,885
7.500%, due 07/01/11	593,584	626,734
7.500%, due 02/01/24	1,573,025	1,672,410
7.500%, due 05/01/24	1,246,781	1,325,529
8.000%, due 07/01/25	186,935	199,805
8.000%, due 11/01/27	146,969	157,088
8.000%, due 01/01/30	57,293	61,134
8.000%, due 02/01/34	3,746,042	3,997,159
Federal National Mortgage Association
3.312%, due 09/01/33†	1,955,230	1,959,958
3.815%, due 09/01/33†	4,265,038	4,207,164
3.815%, due 09/01/33†	3,132,014	3,083,303
4.283%, due 03/01/34†	2,491,754	2,475,785
4.336%, due 06/01/33†	1,075,043	1,068,579
4.492%, due 07/01/34†	5,873,680	5,936,729
4.551%, due 12/01/34†	7,474,234	7,411,234
4.570%, due 04/01/33†	25,872	26,028
4.614%, due 05/01/33†	4,844,937	4,831,222
4.649%, due 02/01/34†	347,609	346,617
4.662%, due 02/01/35†	5,449,517	5,420,332
4.672%, due 03/01/35†	5,675,872	5,663,335
4.673%, due 10/01/34†	6,417,155	6,380,450
4.687%, due 04/01/35†	9,220,100	9,200,052
4.892%, due 05/01/35†	620,270	620,096
4.946%, due 02/01/35†	16,925,016	16,931,380
5.000%, due 10/01/10	1,063,484	1,069,103
5.005%, due 06/01/35†	480,261	481,601
5.085%, due 01/01/35†	7,245,573	7,278,788
5.136%, due 05/01/35†	12,348,018	12,449,202
5.500%, due 12/01/17	13,929,969	14,139,721
5.500%, due 09/01/19	11,345,733	11,514,111
5.500%, due 02/01/23	9,573,852	9,635,690
5.500%, due 07/01/23	8,942,230	8,999,988
5.500%, due 08/01/23	13,527,838	13,615,215
5.500%, due 11/01/23	50,456	50,457
5.500%, due 02/01/24	9,855,785	9,919,444
5.500%, due 04/01/24	5,815,351	5,850,279
5.500%, due 10/01/33	5,064,050	5,066,398
5.500%, due 11/01/34	4,987,475	4,987,836
6.000%, due 03/01/12	1,577,863	1,631,258
6.000%, due 07/01/17	680,872	700,494
6.000%, due 12/01/17	8,920,882	9,177,821
6.000%, due 04/01/18	2,637,452	2,713,778
6.000%, due 02/01/19	3,022,759	3,099,071
6.000%, due 01/01/20	4,224,569	4,345,063
6.000%, due 02/01/20	2,738,178	2,816,277
6.000%, due 06/01/23	2,276,919	2,329,741
6.000%, due 01/01/24	2,121,183	2,164,934
6.000%, due 03/01/28	1,671,464	1,703,054
6.000%, due 12/01/28	837,061	852,881
6.000%, due 02/01/29	668,523	681,158
6.000%, due 03/01/29	1,176,892	1,199,134
6.000%, due 04/01/29	2,287,888	2,330,552
6.000%, due 05/01/29	1,130,678	1,152,047
6.000%, due 07/01/29	3,756,846	3,831,550
6.000%, due 12/01/29	5,456,821	5,559,952
6.000%, due 06/01/31	1,389,008	1,414,910
6.000%, due 06/01/33	67,391	68,528
6.000%, due 11/01/34	8,046,762	8,183,017
6.000%, due 01/01/35	4,611,095	4,689,174
6.500%, due 12/01/14	3,038,499	3,144,997
6.500%, due 04/01/16	1,355,105	1,409,775
6.500%, due 08/01/16	39,958	41,332
6.500%, due 06/01/17	2,915,545	3,015,916
6.500%, due 10/01/18	858,431	870,246
6.500%, due 10/01/27	3,956,837	4,089,081
6.500%, due 08/01/28	1,326,586	1,370,117
6.500%, due 09/01/28	54,309	56,092
6.500%, due 12/01/28	3,635,469	3,754,765
6.500%, due 01/01/29	656,167	678,097
6.500%, due 04/01/29	3,702,082	3,823,103

49

UBS U.S. Securitized Mortgage Relationship Fund — Schedule of Investments

September 30, 2005 (Unaudited)

	Face
	Amount	Value

6.500%, due 06/01/29	$3,806,234	$3,930,080
6.500%, due 07/01/29	259,361	267,800
6.500%, due 08/01/29	1,686,638	1,741,517
6.500%, due 12/01/29	13,908,084	14,368,810
6.500%, due 05/01/30	86,733	89,579
6.500%, due 10/01/30	2,458,747	2,538,749
6.500%, due 11/01/31	91,962	94,804
6.500%, due 04/01/32	6,399,152	6,593,465
7.000%, due 04/01/18	212,115	215,197
7.000%, due 05/01/26	992,768	1,042,898
7.000%, due 03/01/31	389,084	408,731
7.000%, due 11/01/31	1,747,194	1,828,969
7.000%, due 04/01/32	4,678,432	4,897,214
7.000%, due 06/01/32	962,703	1,006,669
7.000%, due 05/01/33	24,098	25,219
7.000%, due 10/01/33	2,145,793	2,247,986
7.000%, due 01/01/34	2,761,405	2,894,355
7.500%, due 03/01/16	494,625	525,328
7.500%, due 02/01/27	659,937	699,816
7.500%, due 05/01/31	290,343	307,283
8.000%, due 11/01/22	586,830	629,406
9.500%, due 11/01/09	833,843	885,278
Federal National Mortgage Association Grantor Trust, 00-T6, Class A1
7.500%, due 06/25/30	1,319,827	1,374,474
Federal National Mortgage Association Grantor Trust, 01-T3, Class A1
7.500%, due 11/25/40	418,005	435,614
Federal National Mortgage Association Grantor Trust, 01-T4, Class A1
7.500%, due 07/25/41	3,418,378	3,620,610
Federal National Mortgage Association Grantor Trust, 01-T5, Class A3†
7.500%, due 06/19/30	2,740,484	2,874,017
Federal National Mortgage Association Grantor Trust REMIC, 01-T10, Class A2
7.500%, due 12/25/41	5,585,665	5,884,012
Federal National Mortgage Association Grantor Trust, 02-T19, Class A1
6.500%, due 07/25/42	1,747,166	1,795,420
Federal National Mortgage Association Whole Loan, 95-W3, Class A
9.000%, due 04/25/25	378,815	409,758
Federal National Mortgage Association Whole Loan, 01-W3, Class A
7.000%, due 09/25/41	3,983,116	4,129,511
Federal National Mortgage Association Whole Loan REMIC, 02-W1, Class 2A
7.500%, due 02/25/42	600,876	630,926
Federal National Mortgage Association Whole Loan REMIC, 03-W6, Class 6A†
4.607%, due 08/25/42	2,358,812	2,391,514
Federal National Mortgage Association Whole Loan, 04-W1, Class 3A†
4.545%, due 01/25/43	3,668,068	3,743,533
Federal National Mortgage Association Whole Loan REMIC, 04-W8, Class 3A
7.500%, due 06/25/44	4,944,129	5,241,775
Federal National Mortgage Association Whole Loan REMIC, 04-W12, Class 1A3
7.000%, due 07/25/44	3,008,376	3,106,880
Federal National Mortgage Association Whole Loan, 04-W15, Class 1A3
7.000%, due 08/25/44	3,049,467	3,171,953
Federal National Mortgage Association Interest Strips ††(b)
5.000%, due 07/01/35	18,820,707	4,380,436
6.000%, due 06/01/29	10,191,300	1,974,609
6.500%, due 11/01/31	1,794,096	352,765
Federal National Mortgage Association Interest Strips PO(b)
0.000%, due 02/01/32	3,572,506	2,933,629
0.000%, due 03/01/32	3,211,130	2,630,979
0.000%, due 06/01/32	3,766,227	3,130,494
0.000%, due 09/01/33	8,985,063	6,795,437
0.000%, due 11/01/33	6,936,244	5,651,094
Federal National Mortgage Association, 93-106, Class Z
7.000%, due 06/25/13	102,475	106,834
Federal National Mortgage Association REMIC, 98-73, Class MZ
6.300%, due 10/17/38	7,681,476	8,224,688
Federal National Mortgage Association, 02-53, Class PD
6.000%, due 01/25/32	3,981,984	4,072,525
Federal National Mortgage Association REMIC, 03-14, Class BI ††(b)
6.000%, due 10/25/14	1,387,988	136,137
Federal National Mortgage Association REMIC, 03-22, Class MI ††(b)
6.500%, due 04/25/33	4,959,710	1,004,487
Federal National Mortgage Association REMIC, 03-44 ††(b)
6.500%, due 06/25/33	7,089,935	1,408,857
Federal National Mortgage Association REMIC, 05-56 PO(b)
0.000%, due 07/25/35	4,662,274	4,003,831
Federal National Mortgage Association REMIC, 05-86, Class AI ††(b)
6.000%, due 10/25/35	12,000,666	2,358,625
Federal National Mortgage Association, 05-86 ††(b)
5.500%, due 12/31/49	12,000,666	2,400,133
First Horizon Alternative Mortgage Securities, 04-AA3, Class A1†
5.335%, due 09/25/34	4,850,989	4,854,151
First Horizon Asset Securities, Inc., 04-FL1, Class 1A1†
4.100%, due 02/25/35	2,869,616	2,867,405
GMAC Mortgage Corp. (b)(c)
11.625%, due 10/01/12	18,082	18,082
Government National Mortgage Association
4.125%, due 12/20/29†	78,806	80,145
6.000%, due 09/20/28	571,705	584,641
6.000%, due 11/20/28	208,723	213,446
6.000%, due 12/20/28	21,508	21,995
6.000%, due 01/15/29	41,356	42,408
6.000%, due 02/20/29	2,686,485	2,746,427

50

UBS U.S. Securitized Mortgage Relationship Fund — Schedule of Investments

September 30, 2005 (Unaudited)

	Face
	Amount	Value

6.000%, due 04/20/29	$489,867	$500,797
6.000%, due 05/20/29	3,236,123	3,308,329
6.000%, due 06/20/29	235,856	241,119
6.000%, due 07/15/29	3,277,960	3,361,325
6.000%, due 08/20/29	190,038	194,278
6.000%, due 09/20/29	559,681	572,169
6.000%, due 08/20/33	2,618,029	2,673,951
6.000%, due 02/20/34	4,074,809	4,155,931
6.500%, due 10/15/24	1,023,344	1,067,186
6.500%, due 08/15/27	213,873	223,072
6.500%, due 11/15/27	1,709,240	1,782,758
6.500%, due 03/15/28	71,642	74,708
6.500%, due 10/15/28	1,115,676	1,163,430
6.500%, due 11/15/28	424,460	442,628
6.500%, due 01/15/29	56,230	58,600
6.500%, due 05/15/29	1,068,835	1,113,894
6.500%, due 12/15/29	66,050	68,834
6.500%, due 04/15/31	1,301,505	1,354,574
6.500%, due 09/15/32	625,146	650,447
7.000%, due 03/15/12	1,086,349	1,139,077
7.000%, due 07/15/25	1,540,455	1,626,357
7.000%, due 04/15/26	515,140	543,244
7.000%, due 06/15/27	86,326	90,949
7.000%, due 08/20/29	550,004	575,967
7.000%, due 07/15/31	707,077	743,657
7.500%, due 06/15/27	127,145	135,232
8.000%, due 09/15/17	1,749,336	1,873,032
8.000%, due 11/15/20	297,825	318,891
8.000%, due 12/15/22	64,132	68,681
8.000%, due 12/15/23	331,060	354,535
8.500%, due 12/15/17	1,841,364	2,002,905
Government National Mortgage Association REMIC, 02-23, Class PD
6.500%, due 06/16/31	2,410,579	2,449,347
GSMPS Mortgage Loan Trust, 01-2, Class A, 144A
7.500%, due 06/19/32	568,294	594,457
GSMPS Mortgage Loan Trust, 04-4, Class 1AF, 144A†
4.230%, due 06/25/34	6,092,812	6,116,481
GSR Mortgage Loan Trust, 05-4F, Class 3A1
6.500%, due 04/25/20	10,048,019	10,442,721
Homebanc Mortgage Trust, 04-1, Class 2A†
4.260%, due 08/25/29	4,562,048	4,580,720
Indymac Index Mortgage Loan Trust, 04-AR4, Class B†1
4.848%, due 08/25/34	9,794,853	9,632,004
Indymac Index Mortgage Loan Trust, 04-AR6, Class 1A†
5.463%, due 10/25/34	4,982,747	5,048,867
Indymac Index Mortgage Loan Trust, 05-AR1, Class B1†
5.351%, due 03/25/35	7,965,171	7,906,366
Indymac Index Mortgage Loan Trust, 05-AR3, Class B1†
5.462%, due 04/25/35	7,495,191	7,483,480
Indymac Index Mortgage Loan Trust, 05-AR7, Class 7A1†
5.419%, due 06/25/35	10,062,424	10,114,644
MLCC Mortgage Investors, Inc., 03-D, Class XA1, ††(b)
1.000%, due 08/25/28	119,497,597	1,419,034
MLCC Mortgage Investors, Inc., 04-E, Class XA ††(b)
1.192%, due 11/25/29	189,344,731	4,849,478
Morgan Stanley Mortgage Loan Trust, 04-4, Class 2A†
6.512%, due 09/25/34	5,983,376	6,123,614
RAAC Series, 04-SP2, Class A1†
6.040%, due 01/25/32	6,497,724	6,599,511
Residential Accredit Loans, Inc., 03-QS17, Class NB2
8.000%, due 09/25/33	2,527,530	2,672,590
Residential Accredit Loans, Inc., 05-QA4, Class M1†
5.333%, due 04/25/35	8,328,130	8,295,598
Residential Accredit Loans, Inc., 05-QA8, Class M1†
5.609%, due 07/25/35	9,045,018	9,063,391
Residential Funding Mortgage Sec I, 05-SA2, Class M1†
4.996%, due 06/25/35	6,260,956	6,207,375
Sequoia Mortgage Trust, 04-11, Class XAI, ††(b)
0.648%, due 12/20/34	120,770,229	1,953,082
Structured Adjustable Rate Mortgage Loan Trust, 04-3AC, Class A1†
4.940%, due 03/25/34	8,763,248	8,735,503
Structured Adjustable Rate Mortgage Loan Trust, 05-7, Class B11†
5.465%, due 04/25/35	8,992,322	8,967,031
Structured Adjustable Rate Mortgage Loan Trust, 05-11, Class B1†
5.449%, due 05/25/35	9,989,304	9,953,795
Structured Adjustable Rate Mortgage Loan Trust,05-17, Class 4AX ††(b)
5.500%, due 08/25/35	6,287,442	868,453
Structured Asset Mortgage Investments, Inc., 04-AR8, Class X1, ††(b)
0.991%, due 05/19/35	156,650,308	3,328,819
Structured Asset Securities Corp., 02-6, Class 2A1
6.250%, due 04/25/17	135,070	135,070
Structured Asset Securities Corp., 02-23XS, Class A7 (a)
6.080%, due 11/25/32	17,391,000	17,416,080
Structured Asset Securities Corp., 04-5H, Class A3
5.500%, due 12/25/33	10,000,000	10,040,965
Structured Asset Securities Corp., 04-20, Class 4A1
6.000%, due 11/25/34	7,637,676	7,727,577
Vendee Mortgage Trust, 98-2, Class 1G
6.750%, due 06/15/28	942,286	979,860

51

UBS U.S. Securitized Mortgage Relationship Fund — Schedule of Investments

September 30, 2005 (Unaudited)

	Face
	Amount	Value

Washington Mutual MSC Mortgage, Pass-Through Certificates, 02-MS6, Class 3A1
6.500%, due 09/25/32	$171,452	$172,539
Wells Fargo Mortgage Backed Securities Trust, 03-18, Class A2
5.250%, due 12/25/33	3,815,749	3,726,796
Wells Fargo Mortgage Backed Securities Trust, 04-1, Class 1A1†
3.383%, due 07/25/34	5,594,734	5,568,036
Wells Fargo Mortgage Backed Securities Trust, 05-AR5, Class B1†
5.054%, due 04/25/35	7,746,803	7,633,022
Wells Fargo Mortgage Backed Securities Trust, 05-AR9, Class B1†
4.355%, due 05/25/35	9,899,580	9,622,701

		1,018,699,805

Total U.S. Bonds		1,197,599,581

International Asset-Backed Securities — 0.22%
United Kingdom — 0.22%
Paragon Mortgages PLC, 7A, Class B1A, 144A†
4.540%, due 05/15/43	2,650,000	2,655,633

Total Bonds (Cost $1,218,792,582)		1,200,255,214

	Shares

Short-Term Investment — 2.52%
UBS Supplementary Trust — U.S. Cash Management Prime Fund,
yield of 3.80% (Cost $30,535,742)	30,535,742	30,535,742

Total Investments — 101.63%
(Cost $1,249,328,324)		1,230,790,956
Liabilities, in excess of cash and
other assets — (1.63)%		(19,777,811)

Net Assets — 100.00%		$1,211,013,145

NOTES TO SCHEDULE OF INVESTMENTS
Aggregate cost for federal income tax purposes, which was substantially the same for book purposes, was $1,249,328,324; and net unrealized depreciation consisted of:

Gross unrealized appreciation	$3,753,601
Gross unrealized depreciation	(22,290,969)

Net unrealized depreciation	$(18,537,368)

†	Variable rate security — Reflects rate September 30, 2005, on variable rate securities. Maturity dates reflect earlier of reset date or stated maturity date. The interest rates shown are the current rates as of September 30, 2005, and reset periodically.
††	Interest only security. This security entitles the holder to receive interest payments from an underlying pool of mortgages. The risk associated with this security is related to the speed of the principal paydowns. High prepayments would result in a smaller amount of interest being received and cause the yield to decrease. Low prepayments would result in a greater amount of interest being received and cause the yield to increase.
(a)	Step Bonds — coupon rate increases in increments to maturity. Rate disclosed is as of September 30, 2005. Maturity date disclosed is the ultimate maturity date.
(b)	Security is illiquid. These securities amounted to $82,935,983. or 6.85% of net assets.
(c)	Security is being fair valued by a valuation committee under the direction of the Board of Trustees. At September 30, 2005, the value of this security amounted to $18,082 or 0.00% of net assets.
PO	Principal Only Security. This security entitles the holder to receive principal payments from an underlying pool of assets. High prepayments return principal faster than expected and cause the yield to increase. Low prepayments return principal slowly than expected and cause the yield to decrease.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2005, the value of these securities amounted to $75,764,070 or 6.26% of net assets.
REMIC	Real Estate Mortgage Investment Conduits.
Strips	Bonds that can be subdivided into a series of zero-coupon bonds.

52

UBS U.S. Securitized Mortgage Relationship Fund — Schedule of Investments

September 30, 2005 (Unaudited)

Industry Diversification (Unaudited)
As a Percent of Net Assets
As of September 30, 2005

BONDS
U.S. BONDS
Asset-Backed Securities	9.11%
Commercial Mortgage-Backed Securities	5.66
Mortgage-Backed Securities	84.12

Total U.S. Bonds	98.89
International Asset-Backed Securities	0.22

TOTAL BONDS	99.11
SHORT-TERM INVESTMENT	2.52

TOTAL INVESTMENTS	101.63
LIABILITIES, IN EXCESS OF CASH AND OTHER ASSETS	(1.63)

NET ASSETS	100.00%

53

UBS Corporate Bond Relationship Fund — Schedule of Investments

September 30, 2005 (Unaudited)

	Face
	Amount	Value

Bonds — 97.60%
U.S. Corporate Bonds — 90.48%
Albertson’s, Inc.
8.000%, due 05/01/31	$1,915,000	$1,743,810
Alcoa, Inc.
6.000%, due 01/15/12	1,375,000	1,454,883
Allstate Corp.
7.200%, due 12/01/09	1,750,000	1,904,254
Altria Group, Inc.
7.750%, due 01/15/27	1,400,000	1,632,501
American Electric Power Co., Inc.
6.125%, due 05/15/06	1,173,000	1,184,402
American General Finance Corp.
5.375%, due 10/01/12	2,060,000	2,083,113
Anheuser-Busch Cos., Inc.
9.000%, due 12/01/09	1,765,000	2,053,359
AT&T Corp.
9.750%, due 11/15/31	2,065,000	2,614,806
AvalonBay Communities, Inc.
7.500%, due 08/01/09	1,475,000	1,608,687
Avon Products, Inc.
7.150%, due 11/15/09	2,210,000	2,410,127
Bank of America Corp.
7.400%, due 01/15/11	6,300,000	7,035,607
Bank One Corp.
7.875%, due 08/01/10	5,750,000	6,494,889
BellSouth Corp.
6.550%, due 06/15/34	2,250,000	2,418,498
Boeing Capital Corp.
7.375%, due 09/27/10	2,200,000	2,454,399
Bombardier Capital, Inc., 144A
6.125%, due 06/29/06	3,325,000	3,329,156
Bristol-Myers Squibb Co.
5.750%, due 10/01/11	1,650,000	1,730,738
Burlington Northern Santa Fe Corp.
7.082%, due 05/13/29	1,350,000	1,610,154
C.S. First Boston USA, Inc.
3.875%, due 01/15/09	1,450,000	1,413,669
6.500%, due 01/15/12	2,375,000	2,571,731
Capital One Financial Corp.
5.500%, due 06/01/15	1,910,000	1,921,202
Caterpillar, Inc.
6.550%, due 05/01/11	1,300,000	1,415,760
Cendant Corp.
6.250%, due 01/15/08	2,125,000	2,176,074
Centex Corp.
7.875%, due 02/01/11	1,175,000	1,296,792
Citigroup, Inc.
5.000%, due 09/15/14	4,825,000	4,798,950
5.625%, due 08/27/12	8,805,000	9,152,833
Comcast Cable Communications, Inc.
6.750%, due 01/30/11	5,925,000	6,370,915
Computer Sciences Corp.
3.500%, due 04/15/08	1,515,000	1,470,894
ConAgra Foods, Inc.
6.750%, due 09/15/11	1,625,000	1,747,312
Coors Brewing Co.
6.375%, due 05/15/12	1,300,000	1,377,375
Countrywide Home Loans, Inc.
3.250%, due 05/21/08	3,220,000	3,099,517
DaimlerChrysler N.A. Holding Corp.
4.050%, due 06/04/08	9,325,000	9,106,375
Devon Financing Corp. ULC
6.875%, due 09/30/11	2,930,000	3,220,709
Dominion Resources, Inc.
5.950%, due 06/15/35	1,765,000	1,724,206
Dow Chemical Co.
6.125%, due 02/01/11	3,375,000	3,596,663
Duke Energy Field Services LLC
7.875%, due 08/16/10	2,025,000	2,276,780
EOP Operating LP
7.250%, due 06/15/28	2,075,000	2,340,976
Erac U.S.A. Finance Co., 144A
8.000%, due 01/15/11	1,910,000	2,156,073
FirstEnergy Corp., Series B
6.450%, due 11/15/11	2,775,000	2,954,723
Ford Motor Credit Co.
5.800%, due 01/12/09	13,675,000	12,759,883
FPL Group Capital, Inc.
6.125%, due 05/15/07	975,000	997,702
7.625%, due 09/15/06	610,000	627,210
General Electric Capital Corp.
6.000%, due 06/15/12	15,400,000	16,392,160
6.750%, due 03/15/32	2,100,000	2,470,079
General Motors Acceptance Corp.
6.875%, due 09/15/11	7,835,000	7,126,818
Goldman Sachs Group, Inc.
6.875%, due 01/15/11	9,325,000	10,149,237
Harrah’s Operating Co., Inc.
7.500%, due 01/15/09	1,775,000	1,904,832
HSBC Bank USA N.A.
5.625%, due 08/15/35	1,600,000	1,575,990
HSBC Finance Corp.
6.750%, due 05/15/11	4,800,000	5,220,576
ICI Wilmington, Inc.
4.375%, due 12/01/08	2,550,000	2,506,969
International Lease Finance Corp.
3.500%, due 04/01/09	5,110,000	4,872,165
International Paper Co.
6.750%, due 09/01/11	1,350,000	1,446,881
John Deere Capital Corp.
7.000%, due 03/15/12	2,175,000	2,427,133
Kinder Morgan Energy Partners L.P.
5.800%, due 03/15/35	1,675,000	1,608,801
Kraft Foods, Inc.
5.625%, due 11/01/11	3,025,000	3,125,484
Kroger Co.
7.500%, due 04/01/31	2,035,000	2,273,030
Lincoln National Corp.
6.200%, due 12/15/11	1,100,000	1,173,992
Lockheed Martin Corp.
8.500%, due 12/01/29	1,200,000	1,655,590
Marathon Oil Corp.
6.125%, due 03/15/12	1,650,000	1,761,415
Marsh & McLennan Cos., Inc.
6.250%, due 03/15/12	1,500,000	1,540,497

54

UBS Corporate Bond Relationship Fund — Schedule of Investments

September 30, 2005 (Unaudited)

	Face
	Amount	Value

MBNA Corp.
7.500%, due 03/15/12	$1,700,000	$1,932,806
McKesson Corp.
7.750%, due 02/01/12	1,375,000	1,556,698
Metlife, Inc.
5.000%, due 11/24/13	1,475,000	1,466,831
Miller Brewing Co.,144A
5.500%, due 08/15/13	2,825,000	2,892,885
Morgan Stanley
6.750%, due 04/15/11	9,200,000	10,008,119
Motorola, Inc.
7.625%, due 11/15/10	226,000	255,776
New Cingular Wireless Services, Inc.
8.750%, due 03/01/31	1,505,000	2,031,446
News America, Inc.
6.200%, due 12/15/34	1,500,000	1,502,265
Northwest Airlines, Inc.
8.072%, due 10/01/19	1,221,512	1,225,679
Pacific Gas & Electric Co.
6.050%, due 03/01/34	2,200,000	2,288,862
PPL Energy Supply LLC
6.400%, due 11/01/11	2,120,000	2,276,214
Progress Energy, Inc.
7.000%, due 10/30/31	1,425,000	1,583,450
PSEG Power LLC
7.750%, due 04/15/11	1,275,000	1,427,623
Rohm & Haas Co.
7.850%, due 07/15/29	1,050,000	1,363,264
Safeway, Inc.
7.250%, due 02/01/31	2,030,000	2,146,983
SBC Communications, Inc.
5.875%, due 02/01/12	1,550,000	1,621,078
Sempra Energy
7.950%, due 03/01/10	1,300,000	1,443,695
Sprint Capital Corp.
8.750%, due 03/15/32	3,535,000	4,740,180
Time Warner, Inc.
7.625%, due 04/15/31	2,195,000	2,571,508
TXU Energy Co. LLC
7.000%, due 03/15/13	2,950,000	3,202,594
U.S. Bank N.A.
6.375%, due 08/01/11	1,300,000	1,400,633
Union Pacific Corp.
6.625%, due 02/01/08	1,100,000	1,145,652
6.700%, due 12/01/06	1,200,000	1,228,781
UST, Inc.
6.625%, due 07/15/12	1,325,000	1,426,737
Valero Energy Corp.
7.500%, due 04/15/32	2,230,000	2,691,635
Verizon New York, Inc., Series B
7.375%, due 04/01/32	2,075,000	2,283,618
Viacom, Inc.
6.625%, due 05/15/11	1,425,000	1,515,730
Wachovia Bank N.A.
7.800%, due 08/18/10	3,900,000	4,425,786
Washington Mutual Bank F.A.
5.500%, due 01/15/13	1,850,000	1,889,327
Washington Mutual, Inc.
5.625%, due 01/15/07	7,250,000	7,340,654
Waste Management, Inc.
7.375%, due 08/01/10	1,725,000	1,896,907
Wells Fargo Bank N.A.
6.450%, due 02/01/11	7,600,000	8,179,029
Weyerhaeuser Co.
7.375%, due 03/15/32	1,625,000	1,838,231
Wyeth
5.500%, due 03/15/13	1,550,000	1,589,618

Total U.S. Corporate Bonds		279,959,650

International Bonds — 7.12%
International Corporate Bonds — 4.08%
Canada — 1.44%
Anadarko Finance Co.
7.500%, due 05/01/31	$1,250,000	1,537,194
Bombardier, Inc.,144A
6.300%, due 05/01/14	1,675,000	1,482,375
Burlington Resources Finance Co.
6.680%, due 02/15/11	1,325,000	1,433,937

		4,453,506

France — 0.49%
France Telecom S.A.
8.500%, due 03/01/31	$1,125,000	1,507,675

Luxembourg — 1.08%
Telecom Italia Capital S.A.
5.250%, due 11/15/13	$1,750,000	1,737,592
6.375%, due 11/15/33	1,550,000	1,594,352

		3,331,944

United Kingdom — 1.07%
Abbey National PLC
7.950%, due 10/26/29	$1,215,000	1,578,345
Royal Bank of Scotland Group PLC
9.118%, due 03/31/10	1,500,000	1,743,910

		3,322,255

Total International Corporate Bonds		12,615,380

Foreign Government Bond — 2.46%
United Mexican States
8.125%, due 12/30/19	$6,275,000	7,608,437

Sovereign/SupraNational Bond — 0.58%
Pemex Project Funding Master Trust
8.000%, due 11/15/11	$1,575,000	1,792,350

Total International Bonds		22,016,167

Total Bonds (Cost $302,339,834)		301,975,817

55

UBS Corporate Bond Relationship Fund — Schedule of Investments

September 30, 2005 (Unaudited)

	Shares	Value

Short-Term Investment — 1.89%
UBS Supplementary Trust — U.S. Cash
Management Prime Fund,
yield of 3.80% (Cost $5,838,312)	5,838,312	$5,838,312

Total Investments — 99.49%
(Cost $308,178,146)		307,814,129
Cash and other assets,
less liabilities — 0.51%		1,575,192

Net Assets — 100.00%		$309,389,321

NOTES TO SCHEDULE OF INVESTMENTS
Aggregate cost for federal income tax purposes, which was substantially the same for book purposes, was $308,178,146; and net unrealized depreciation consisted of:

Gross unrealized appreciation	$3,714,348
Gross unrealized depreciation	(4,078,365)

Net unrealized depreciation	$(364,017)

144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2005, the value of these securities amounted to $9,860,489 or 3.19% of net assets.

56

UBS Corporate Bond Relationship Fund — Schedule of Investments

September 30, 2005 (Unaudited)

Industry Diversification (Unaudited)
As a Percent of Net Assets
As of September 30, 2005

BONDS
U.S. Corporate Bonds
Aerospace & Defense	0.54%
Airlines	0.40
Automobiles	2.94
Beverages	2.04
Capital Markets	6.52
Chemicals	2.41
Commercial Banks	9.40
Commercial Services & Supplies	1.82
Communications Equipment	0.08
Consumer Finance	9.51
Diversified Financial Services	16.63
Diversified Telecommunication Services	4.42
Electric Utilities	4.89
Food & Staples Retailing	1.99
Food Products	1.57
Gas Utilities	0.47
Hotels, Restaurants & Leisure	0.62
Household Durables	0.42
Insurance	1.97
IT Services	0.48
Machinery	0.46
Media	3.87
Metals & Mining	0.47
Multi-Utilities & Unregulated Power	1.75
Oil & Gas	3.00
Paper & Forest Products	1.06
Personal Products	0.78
Pharmaceuticals	1.07
Real Estate	1.28
Road & Rail	1.98
Thrifts & Mortgage Finance	3.99
Tobacco	0.99
Wireless Telecommunication Services	0.66

Total U.S. Corporate Bonds	90.48
INTERNATIONAL BONDS
International Corporate Bonds
Aerospace & Defense	0.48
Commercial Banks	1.08
Diversified Telecommunication Services	1.56
Oil & Gas	0.96

Total International Corporate Bonds	4.08
Foreign Government Bond	2.46
Sovereign/SupraNational Bond	0.58

Total International Bonds	7.12
TOTAL BONDS	97.60
SHORT-TERM INVESTMENT	1.89

TOTAL INVESTMENTS	99.49
CASH AND OTHER ASSETS, LESS LIABILITIES	0.51

NET ASSETS	100.00%

57

UBS Opportunistic High Yield Relationship Fund — Schedule of Investments

September 30, 2005 (Unaudited)

	Face
	Amount	Value

Bonds — 95.03%
U.S. Bonds — 85.41%
U.S. Corporate Bonds — 85.41%
Activant Solutions, Inc., 144A†
10.065%, due 04/01/10	$4,000,000	$4,080,000
AK Steel Corp.
7.875%, due 02/15/09	4,100,000	3,977,000
American Cellular Corp.
10.000%, due 08/01/11	5,250,000	5,722,500
Berry Plastics Corp.
10.750%, due 07/15/12	3,250,000	3,493,750
Block Communications, Inc.
9.250%, due 04/15/09	5,000,000	5,300,000
Century Aluminum Co.
7.500%, due 08/15/14	3,000,000	3,090,000
Cincinnati Bell, Inc.
8.375%, due 01/15/14	4,500,000	4,432,500
Cooper Standard Automotive, Inc.
8.375%, due 12/15/14	4,475,000	3,759,000
Crown Cork & Seal Co., Inc.
8.000%, due 04/15/23	4,400,000	4,328,500
Dynegy Holdings, Inc., 144A
10.125%, due 07/15/13	5,500,000	6,132,500
Edison Mission Energy
10.000%, due 08/15/08	3,500,000	3,876,250
Giant Industries, Inc.
8.000%, due 05/15/14	5,000,000	5,225,000
Houghton Mifflin Co.
9.875%, due 02/01/13	5,000,000	5,300,000
Landry’s Restaurants, Inc.
7.500%, due 12/15/14	4,000,000	3,800,000
Mediacom LLC
9.500%, due 01/15/13	4,500,000	4,466,250
Omnova Solutions, Inc.
11.250%, due 06/01/10	3,000,000	3,210,000
Owens-Brockway Glass Container, Inc.
6.750%, due 12/01/14	4,000,000	3,860,000
Pliant Corp.
11.125%, due 09/01/09	1,500,000	1,290,000
Pliant Corp., 144A
11.625%, due 06/15/09	2,552,951	2,706,128
11.625%, due 06/15/09, PIK	83,856	88,888
Qwest Services Corp.
13.500%, due 12/15/10	5,000,000	5,725,000
River Rock Entertainment Authority
9.750%, due 11/01/11	4,000,000	4,440,000
Sheridan Group, Inc.
10.250%, due 08/15/11	4,000,000	4,160,000
Sinclair Broadcast Group, Inc.
8.750%, due 12/15/11	2,000,000	2,100,000
Stanadyne Corp.
10.000%, due 08/15/14	3,000,000	2,970,000
Whiting Petroleum Corp., 144A
7.000%, due 02/01/14	2,500,000	2,534,375
Wynn Las Vegas Capital Corp.
6.625%, due 12/01/14	4,000,000	3,825,000

Total U.S. Corporate Bonds		103,892,641

International Bonds — 9.62%
International Corporate Bonds — 9.62%
Canada — 5.83%
Jean Coutu Group, Inc.
8.500%, due 08/01/14	$4,500,000	4,477,500
Tembec Industries, Inc.
8.500%, due 02/01/11	4,000,000	2,610,000

		7,087,500

Cayman Islands — 3.79%
Bluewater Finance Ltd.
10.250%, due 02/15/12	$4,250,000	4,611,250

Total International Corporate Bonds		11,698,750

Total Bonds (Cost $117,175,915)		115,591,391

	Shares

Short-Term Investment — 5.95%
UBS Supplementary Trust — U.S. Cash
Management Prime Fund,
yield of 3.80% (Cost $7,238,457)	7,238,457	7,238,457

Total Investments — 100.98%
(Cost $124,414,372)		122,829,848
Liabilities, in excess of cash and
other assets — (0.98)%		(1,186,507)

Net Assets — 100.00%		$121,643,341

NOTES TO SCHEDULE OF INVESTMENTS
Aggregate cost for federal income tax purposes, which was substantially the same for book purposes, was $124,414,372; and net unrealized depreciation consisted of:

Gross unrealized appreciation	$1,220,125
Gross unrealized depreciation	(2,804,649)

Net unrealized depreciation	$(1,584,524)

†	Variable rate security — Reflects rate at September 30, 2005, on variable rate securities. Maturity dates reflect earlier of reset date or stated maturity date. The interest rate shown are the current rates as of September 30, 2005, and reset periodically.
PIK	Payment In Kind
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2005, the value of these securities amounted to $15,541,891 or 12.78% of net assets.

58

UBS Opportunistic High Yield Relationship Fund — Schedule of Investments

September 30, 2005 (Unaudited)

Industry Diversification (Unaudited)
As a Percent of Net Assets
As of September 30, 2005

BONDS
U.S. BONDS
U.S. Corporate Bonds
Auto Components	5.53%
Chemicals	2.64
Commercial Services & Supplies	3.43
Containers & Packaging	12.96
Diversified Telecommunication Services	8.35
Electric Utilities	3.19
Energy Equipment & Services	5.04
Hotels, Restaurants & Leisure	9.92
Media	14.11
Metals & Mining	5.81
Oil & Gas	6.38
Software	3.35
Wireless Telecommunication Services	4.70

Total U.S. Corporate Bonds	85.41
International Bonds
International Corporate Bonds
Energy Equipment & Services	3.79
Food & Staples Retailing	3.68
Paper & Forest Products	2.15

Total International Bonds	9.62
TOTAL BONDS	95.03
SHORT-TERM INVESTMENT	5.95

TOTAL INVESTMENTS	100.98
LIABILITIES, IN EXCESS OF CASH AND OTHER ASSETS	(0.98)

NET ASSETS	100.00%

59

UBS Short Duration Relationship Fund — Schedule of Investments

September 30, 2005 (Unaudited)

	Face
	Amount	Value

Bonds — 98.00%
U.S. Bonds — 97.02%
U.S. Corporate Bonds — 11.22%
Caterpillar Financial Service Corp.
2.625%, due 01/30/07	$2,035,000	$1,986,239
General Electric Capital Corp.
4.125%, due 03/04/08	2,850,000	2,822,321
HSBC Finance Corp.
4.125%, due 03/11/08	1,740,000	1,718,770
International Business Machines Corp.
3.800%, due 02/01/08	2,700,000	2,654,535
International Lease Finance Corp.
3.750%, due 08/01/07	2,000,000	1,967,434
Merrill Lynch & Co., Inc.
4.250%, due 09/14/07	2,000,000	1,989,250
Morgan Stanley
5.800%, due 04/01/07	1,400,000	1,422,894
Washington Mutual, Inc.
5.625%, due 01/15/07	1,400,000	1,417,506

		15,978,949

Asset-Backed Securities — 26.26%
Capital One Master Trust,
01-6, Class C, 144A
6.700%, due 06/15/11	1,200,000	1,261,500
Chase Manhattan Auto Owner Trust,
03-A, Class A4
2.060%, due 12/15/09	3,000,000	2,915,081
Citibank Credit Card Issuance Trust,
03-A3, Class A3
3.100%, due 03/10/10	1,245,000	1,203,624
First Franklin Mortgage Loan Asset-Backed
Certificates, 04-FFB, Class M2 †
5.743%, due 06/25/24	3,000,000	3,021,889
GE Equipment Small Ticket LLC,
05-1A, Class B, 144A
4.620%, due 12/22/14	2,200,000	2,190,031
Home Equity Mortgage Trust,
05-4, Class M1 (a)
5.484%, due 01/25/36	2,000,000	2,000,000
Honda Auto Receivables Owner Trust,
03-3, Class A4
2.770%, due 11/21/08	2,800,000	2,739,630
Hyundai Auto Receivables Trust,
04-A, Class B
3.460%, due 08/15/11	4,000,000	3,904,482
Long Beach Auto Receivables Trust,
05-B, Class A3
4.406%, due 05/15/10	2,850,000	2,839,312
M&I Auto Loan Trust,
03-1, Class A4
2.970%, due 04/20/09	2,338,000	2,286,431
Nissan Auto Receivables Owner Trust,
05-C, Class A3
4.190%, due 07/15/09	2,555,000	2,539,271
Providian Gateway Master Trust,
04-DA, Class D, 144A
4.400%, due 09/15/11	2,100,000	2,072,438
Providian Gateway Master Trust,
04-EA, Class D, 144A†
4.698%, due 11/15/11	2,500,000	2,517,188
WFS Financial Owner Trust,
04-2, Class A4
3.540%, due 11/21/11	3,000,000	2,954,194
Whole Auto Loan Trust,
03-1, Class A4
2.580%, due 03/15/10	3,034,000	2,972,888

		37,417,959

Commercial Mortgage-Backed Securities — 6.46%
Asset Securitization Corp.,
96-MD6, Class A4 †
7.447%, due 11/13/29	2,000,000	2,074,411
Banc of America Large Loan,
05-ESHA, Class F, 144A†
4.630%, due 07/14/20	2,500,000	2,500,000
JP Morgan Chase Commercial
Mortgage Securities Corp.,
04-C3, Class A1
3.765%, due 01/15/42	1,638,472	1,606,189
Morgan Stanley Capital I,
98-XL2, Class A2
6.170%, due 10/03/34	2,900,000	3,022,616

		9,203,216

Mortgage & Agency Debt Securities — 25.41%
Ameriquest Mortgage Securities, Inc.,
03-5, Class M3
6.009%, due 04/25/33	3,000,000	3,015,458
Credit-Based Asset Servicing and Securitization,
05-CB6, Class A2 (a)
4.842%, due 07/25/35	3,000,000	2,999,959
Federal Home Loan Bank System
3.250%, due 10/26/07	3,900,000	3,812,765
3.375%, due 02/23/07	4,000,000	3,945,956
3.375%, due 02/15/08	3,500,000	3,416,994
3.500%, due 05/15/07	4,000,000	3,943,660
Federal Home Loan Mortgage Corp.,
2977, Class PA
5.000%, due 12/15/25	2,381,606	2,389,669
Federal Home Loan Mortgage Corp.,
3018, Class UM
5.000%, due 09/15/26	2,969,178	2,978,904
Federal National Mortgage Association
4.500%, due 08/04/08	4,000,000	3,974,312
4.780%, due 06/01/10 †	2,900,000	2,890,937
First Horizon Asset Securities, Inc.,
05-AR4, Class 2A1 †
5.351%, due 10/25/35	2,822,585	2,830,523

		36,199,137

U.S. Government Obligations — 27.67%
U.S. Treasury Notes
2.625%, due 11/15/06	12,200,000	11,999,847
3.000%, due 12/31/06	13,500,000	13,309,097
3.375%, due 02/28/07	8,700,000	8,604,839
3.375%, due 02/15/08	1,650,000	1,620,223
4.125%, due 08/15/08	3,900,000	3,894,212

		39,428,218

Total U.S. Bonds		138,227,479

60

UBS Short Duration Relationship Fund — Schedule of Investments

September 30, 2005 (Unaudited)

	Face
	Amount	Value

International Bonds — 0.98%
International Corporate Bonds — 0.98%
United Kingdom — 0.98%
HBOS Treasury Services PLC, 144A
3.600%, due 08/15/07	$1,420,000	$1,394,938

Total Bonds (Cost $140,109,565)		139,622,417

	Shares

Short-Term Investments — 8.76%
Other — 8.71%
UBS U.S. Cash Management Prime Fund,
yield of 3.79%	12,415,070	12,415,070

	Face
	Amount

U.S. Government Obligations — 0.05%
U.S. Treasury Bills,
yield of 3.54%, due 01/05/06 (b)	$75,000	74,322

Total Short-Term Investments
(Cost $12,489,368)		12,489,392

Total Investments — 106.76%
(Cost $152,598,933)		152,111,809
Liabilities, in excess of cash and
other assets — (6.76)%		(9,633,635)

Net Assets — 100.00%		$142,478,174

NOTES TO SCHEDULE OF INVESTMENTS
Aggregate cost for federal income tax purposes, which was substantially the same for book purposes, was $152,598,933; and net unrealized depreciation consisted of:

Gross unrealized appreciation	$26
Gross unrealized depreciation	(487,150)

Net unrealized depreciation	$(487,124)

†	Variable rate security — Reflects rate at September 30, 2005, on variable rate securities. Maturity dates reflects earlier of reset date or stated maturity date. The interest rates shown are the current rates as of September 30, 2005, and reset periodically.
(a)	Step Bonds — coupon rate increases in increments to maturity. Rate disclosed is as of September 30, 2005. Maturity date disclosed is the ultimate maturity date.
(b)	This security was pledged to cover margin requirements for future contracts.
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2005, the value of these securities amounted to $11,936,095 or 8.38% of net assets.

FUTURES CONTRACTS
UBS Short Duration Relationship Fund had the following open futures contracts as of September 30, 2005:

	Expiration		Current	Unrealized
	Date	Proceeds	Value	Appreciation

U.S. Treasury Note Futures Sale Contracts:
2 Year U.S. Treasury Notes, 107 contracts	December 2005	$22,086,713	$22,030,297	$56,416

The segregated aggregate market value of investments pledged to cover margin requirements for the open futures contracts at September 30, 2005 was $74,322.

61

UBS Short Duration Relationship Fund — Schedule of Investments

September 30, 2005 (Unaudited)

Industry Diversification (Unaudited)
As a Percent of Net Assets
As of September 30, 2005

BONDS
U.S. BONDS
Capital Markets	1.00%
Computers & Peripheral	1.86
Consumer Finance	1.38
Diversified Financial Services	5.98
Thrifts & Mortgage Finance	1.00

Total U.S. Corporate Bonds	11.22

Asset-Backed Securities	26.26
Commercial Mortgage-Backed Securities	6.46
Mortgage & Agency Debt Securities	25.41
U.S. Government Obligations	27.67

Total U.S. Bonds	97.02

INTERNATIONAL BONDS
International Corporate Bonds
Commercial Banks	0.98

Total International Corporate Bonds	0.98

TOTAL BONDS	98.00
SHORT-TERM INVESTMENTS	8.76

TOTAL INVESTMENTS	106.76
LIABILITIES, IN EXCESS OF CASH AND OTHER ASSETS	(6.76)

NET ASSETS	100.00%

62

UBS U.S. Equity Long/Short Relationship Fund — Schedule of Investments

September 30, 2005 (Unaudited)

	Shares	Value

Equities — 122.37%
U.S. Equities — 120.43%
Aerospace & Defense — 4.25%
Lockheed Martin Corp.	53,800	$3,283,952
Northrop Grumman Corp.	50,000	2,717,500

		6,001,452

Air Freight & Logistics — 3.14%
FedEx Corp.	50,800	4,426,204

Auto Components — 3.48%
Borg-Warner, Inc.	31,300	1,767,198
Johnson Controls, Inc.	50,700	3,145,935

		4,913,133

Biotechnology — 3.02%
Cephalon, Inc., (a)	26,300	1,220,846
Genzyme Corp. (a)	42,500	3,044,700

		4,265,546

Building Products — 2.42%
Masco Corp.	111,500	3,420,820

Capital Markets — 7.34%
Mellon Financial Corp.	152,200	4,865,834
Morgan Stanley	101,700	5,485,698

		10,351,532

Commercial Banks — 8.72%
Fifth Third Bancorp (a)	76,000	2,791,480
PNC Financial Services Group, Inc.	50,400	2,924,208
Wells Fargo & Co.	112,600	6,594,982

		12,310,670

Commercial Services & Supplies — 1.35%
Cendant Corp.	92,200	1,903,008

Computers & Peripherals — 0.47%
Hewlett-Packard Co.	22,900	668,680

Diversified Financial Services — 8.42%
Citigroup, Inc.	153,100	6,969,112
JPMorgan Chase & Co.	144,300	4,896,099

		11,865,211

Diversified Telecommunication Services — 5.48%
SBC Communications, Inc.	103,800	2,488,086
Sprint Nextel Corp.	220,400	5,241,112

		7,729,198

Electric Utilities — 4.98%
American Electric Power Co., Inc.	36,900	1,464,930
FirstEnergy Corp. (a)	54,200	2,824,904
Pepco Holdings, Inc.	117,900	2,743,533

		7,033,367

Energy Equipment & Services — 1.03%
Baker Hughes, Inc.	24,300	1,450,224

Food & Staples Retailing — 5.61%
Costco Wholesale Corp.	109,000	4,696,810
Kroger Co. (a)	156,500	3,222,335

		7,919,145

Health Care Equipment & Supplies — 0.99%
Waters Corp. (a)	33,700	1,401,920

Health Care Providers & Services — 9.00%
Caremark Rx, Inc. (a)	55,000	2,746,150
Medco Health Solutions, Inc. (a)	59,400	3,256,902
UnitedHealth Group, Inc.	119,300	6,704,660

		12,707,712

Hotels, Restaurants & Leisure — 1.96%
CarnivalCorp.	55,400	2,768,892

Household Products — 1.24%
Kimberly-Clark Corp.	29,300	1,744,229

Insurance — 4.18%
American International Group, Inc.	49,800	3,085,608
Hartford Financial Services Group, Inc.	36,500	2,816,705

		5,902,313

Internet & Catalog Retail — 1.15%
Expedia, Inc. (a)	81,800	1,620,458

Machinery — 2.25%
Illinois Tool Works, Inc.	38,600	3,177,938

Media — 6.94%
Clear Channel Communications, Inc.	57,300	1,884,597
DIRECTV Group, Inc. (a)	52,700	789,446
Gannett Co., Inc.	9,500	653,885
Omnicom Group, Inc.	34,300	2,868,509
Time Warner, Inc.	198,800	3,600,268

		9,796,705

Multiline Retail — 2.04%
Kohl’s Corp. (a)	57,300	2,875,314

Multi-Utilities & Unregulated Power — 1.73%
Sempra Energy	51,900	2,442,414

Oil & Gas — 1.89%
Marathon Oil Corp.	38,700	2,667,591

Pharmaceuticals — 11.58%
Allergan, Inc.	41,500	3,802,230
Bristol-Myers Squibb Co.	76,600	1,842,996
Johnson & Johnson	93,600	5,923,008
Wyeth	103,200	4,775,064

		16,343,298

Road & Rail — 2.35%
Burlington Northern Santa Fe Corp.	55,400	3,312,920

Semiconductors & Semiconductor Equipment — 2.54%
Applied Materials, Inc.	102,800	1,743,488

63

UBS U.S. Equity Long/Short Relationship Fund — Schedule of Investments

September 30, 2005 (Unaudited)

	Shares	Value

Xilinx, Inc.	66,000	$1,838,100

		3,581,588

Software — 7.19%
Microsoft Corp.	232,900	5,992,517
Oracle Corp. (a)	157,800	1,955,142
Symantec Corp. (a)	97,300	2,204,818

		10,152,477

Specialty Retail — 0.48%
Advance Auto Parts, Inc. (a)	17,450	674,966

Thrifts & Mortgage Finance — 3.21%
Freddie Mac	80,200	4,528,092

Total U.S. Equities		169,957,017

International Equities — 1.94%
Bermuda — 1.94%
IT Services — 1.94%
Accenture Ltd., Class A	107,500	2,736,950

Total Equities (Cost $171,958,618)		172,693,967

Investment Company — 0.86%
UBS U.S. Cash Management Prime Relationship Fund (Cost $1,206,668)	1,206,668	1,206,668

Total Investments Before Investments Sold Short — 123.23% (Cost $173,165,286)		173,900,635

64

UBS U.S. Equity Long/Short Relationship Fund — Schedule of Investments

September 30, 2005 (Unaudited)

	Shares	Value

Investments Sold Short — (23.42)%
Air Freight & Logistics — (1.58)%
C.H. Robinson Worldwide, Inc.	(17,400)	(1,115,688)
Expeditors International Washington, Inc.	(19,700)	(1,118,566)

		(2,234,254)

Auto Parts & Equipment — (0.45)%
Autozone, Inc.	(7,700)	(641,025)

Automobiles — (1.04)%
Ford Motor Co.	(72,500)	(714,850)
General Motors Corp.	(24,800)	(759,128)

		(1,473,978)

Commercial Banks — (2.34)%
BB&T Corp.	(21,100)	(823,955)
Comerica, Inc.	(14,600)	(859,940)
Keycorp.	(25,400)	(819,150)
Regions Financial Corp.	(25,400)	(790,448)

		(3,293,493)

Communications Equipment — (1.91)%
Juniper Networks, Inc.	(30,200)	(718,458)
Lucent Technologies, Inc.	(257,300)	(836,225)
QUALCOMM, Inc.	(25,400)	(1,136,650)

		(2,691,333)

Computers & Peripherals — (0.31)%
Network Appliance, Inc.	(18,400)	(436,816)

Construction & Engineering — (0.48)%
Lennar Corp.	(11,300)	(675,288)

Diversified Financial Services — (0.83)%
Bear Stearns Cos., Inc.	(10,700)	(1,174,325)

Electric Utilities — (0.80)%
TXU Corp.	(10,000)	(1,128,800)

Electronic Equipment & Instruments — (0.38)%
Eastman Kodak Co.	(21,700)	(527,961)

Food Products — (0.51)%
Hershey Foods	(12,800)	(720,768)

Health Care Providers & Services — (0.68)%
Health Management Asociation, Inc.	(41,000)	(962,270)

Hotels, Restaurants & Leisure — (0.55)%
Darden Restaurants, Inc.	(25,500)	(774,435)

Household Durables — (2.90)%
Black & Decker Corp.	(8,000)	(656,720)
DR Horton, Inc.	(20,600)	(746,132)
KB Home	(9,300)	(680,760)
Ryland Group, Inc.	(9,500)	(649,990)
Stanley Works	(15,000)	(700,200)
Toll Brothers, Inc.	(14,700)	(656,649)

		(4,090,451)

IT Services — (0.77)%
Cognizant Technology Solutions Corp., Class A	(23,300)	(1,085,547)

Machinery — (0.71)%
Caterpillar, Inc.	(16,900)	(992,875)

Media — (0.44)%
Tribune Co.	(18,400)	(623,576)

Metals & Mining — (1.29)%
Freeport-McMoran Copper & Gold, Inc.	(14,500)	(704,555)
Phelps Dodge Corp.	(8,600)	(1,117,398)

		(1,821,953)

Multiline Retail — (0.78)%
Sears Holdings Corp.	(8,800)	(1,094,896)

Pharmaceuticals — (1.52)%
Abbott Laboratories	(22,500)	(954,000)
Schering-Plough Corp.	(56,800)	(1,195,640)

		(2,149,640)

Semiconductors & Semiconductor Equipment — (0.31)%
Advanced Micro Devices, Inc.	(17,200)	$(433,440)

Software — (1.20)%
BMC Software, Inc.	(32,400)	(683,640)
Novell, Inc.	(135,800)	(1,011,710)

		(1,695,350)

Specialty Retail — (0.57)%
Circuit City Stores, Inc.	(47,000)	(806,520)

Steel — (0.64)%
Nucor Corp.	(15,400)	(908,446)

International Equities — (0.43)%
Bermuda Semiconductors & Semiconductor Equipment — (0.43)%
Marvell Technology Group, Ltd.	(13,300)	(613,263)

Total Investments Sold Short
(Proceeds $32,675,575)		(33,050,703)

Total Investments, Net of Investments Sold Short — 99.81%		$140,849,932
Other assets less liabilities — 0.19%		273,361

Total net assets — 100.00%		$141,123,293

NOTES TO SCHEDULE OF INVESTMENTS
Aggregate cost for federal income tax purposes, which was substantially the same for book purposes, was $173,165,286; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$2,187,790
Gross unrealized depreciation	(1,452,441)

Net unrealized appreciation	$735,349

(a)	Non-income producing security.

65

UBS U.S. Equity Long/Short Relationship Fund — Schedule of Investments

September 30, 2005 (Unaudited)

Industry Diversification (Unaudited)
As a Percent of Net Assets
As of September 30, 2005

U.S. Equities
Aerospace & Defense	4.25%
Air Freights & Logistics	1.56
Auto Components	3.48
Automobiles	-1.04
Auto Parts & Equipment	-0.45
Biotechnology	3.02
Building Products	2.42
Capital Markets	7.34
Commercial Banks	6.38
Commercial Services & Supplies	1.35
Communication Equipment	-1.91
Computers & Peripherals	0.16
Construction & Engineering	-0.48
Diversified Financial Services	7.59
Diversified Telecommunication Services	5.48
Electric Utilities	4.18
Electronic Equipment & Instruments	-0.38
Energy Equipment & Services	1.03
Food Products	-0.51
Food & Staples Retailing	5.61
Health Care Equipment & Supplies	0.99
Health Care Providers & Services	8.32
Hotels, Restaurants & Leisure	1.41
Household Durables	-2.90
Household Products	1.24
Insurance	4.18
Internet & Catalog Retail	1.15
It Services	-0.77
Machinery	1.54
Media	6.50
Metals & Mining	-1.29
Multiline Retail	1.26
Multi-Utilites & Unregulated Power	1.73
Oil & Gas	1.89
Pharmaceuticals	9.2
Road & Rail	2.35
Semiconductors & Semiconductor Equipment	2.23
Software	5.99
Specialty Retail	-0.09
Steel	-0.64
Thrifts & Mortgage Finance	3.21

Total U.S. Equities	96.58

INTERNATIONAL EQUITIES
IT Services	1.94
Semiconductors & Semiconductor Equipment	0.43

Total Equities	98.95
INVESTMENT COMPANY	0.86

TOTAL INVESTMENTS, NET OF INVESTMENTS SOLD SHORT	99.81
LIABILITIES, IN EXCESS OF CASH AND OTHER ASSETS	0.19

NET ASSETS	100.00%

66

1) Investment Valuation

Each Fund calculates its net asset value based on the current market value for its portfolio securities. The Funds normally obtain market values for their securities from independent pricing sources and broker-dealers. Independent pricing sources may use last reported sale prices, current market quotations or valuations from computerized “matrix” systems that derive values based on comparable securities. A matrix system incorporates parameters such as security quality, maturity and coupon, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining the valuation of the portfolio securities. Securities traded in the over-the-counter (“OTC”) market and listed on The NASDAQ Stock Market, Inc. (“NASDAQ”) normally are valued at the NASDAQ official closing price. Other OTC securities are valued at the last bid price available prior to valuation. Securities which are listed on U.S. and foreign stock exchanges normally are valued at the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by UBS Global Asset Management (Americas) Inc. (“UBS Global AM”), the investment manager and administrator of the Funds. UBS Global AM is an indirect wholly owned asset management subsidiary of UBS AG, an international diversified organization with headquarters in Zurich, Switzerland and operations in many areas of the financial services industry. Investments in affiliated investment companies are valued at the daily closing net asset value of the respective investment company. If a market value is not available from an independent pricing source for a particular security, that security is valued at fair value as determined in good faith by or under the direction of the Trust’s Board of Trustees (the “Board”). Factors that are considered in making this determination include, but are not limited to, fundamental analytical data relating to the investment; the nature and duration of restrictions on disposition of the securities; and the evaluation of forces which influence the market in which the securities are purchased and sold.

Securities in which the Funds invest are traded in markets that close before 4:00 p.m. Eastern Time. Normally, developments that occur between the close of the foreign markets and 4:00 p.m. Eastern Time will not be reflected in the Fund’s NAV. However, Funds may determine that such developments are so significant that they will materially affect the value of the Fund’s securities. The Funds may adjust the previous closing prices to reflect what the Board believes to be the fair value of these securities as of 4:00 p.m. Eastern Time.

Futures contracts are valued at the settlement price established each day on the exchange on which they are traded. Forward foreign currency contracts are valued daily using forward exchange rates quoted by independent pricing services. Short-term obligations with a maturity of 60 days or less are valued at amortized cost, which approximates market value.

2) Securities Sold Short

UBS U.S. Equity Long/Short Relationship Fund may from time to time engage in short selling of securities. Short selling is an investment technique wherein the Fund sells a security it does not own. The value of the open short position is recorded as a liability, and the Fund records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of the open short position. To complete the transaction, the Fund must borrow the security to make delivery to the buyer. The Fund is obligated to replace the security borrowed by purchasing it subsequently at the market price at the time of replacement. Until the security is replaced, the Fund is required to pay to the lender amounts equal to any dividends or interest which accrue during the period of the loan. To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. The Fund must maintain a deposit for the broker consisting of cash and securities having a value equal to a specified percentage of the value of the securities sold short. The Fund will incur a realized loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the position is closed out. The Fund will realize a gain if the security declines in price between those dates.

3) Total Return Swap Agreements

 Total return swap agreements involve commitments to pay interest in exchange for a market-linked return based on a notional amount. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. Total return swaps are marked-to-market daily, and the change, if any, is recorded as unrealized appreciation or depreciation in the Statements of Operations. Periodic payments received or made at the end of each measurement period, but prior to termination, are recorded as realized gains or losses in the Statements of Operations.

4) Transactions with Affiliates

The Funds may invest in shares of certain affiliated investment companies also sponsored by the Advisor. These investments, including investments of cash collateral for securities loaned, represented 20.75% of UBS Global Securities Relationship Fund’s total net assets at September 30, 2005. Amounts relating to those investments for the period ended September, 2005 are summarized as follows:

			Net	Change in
		Sales	Realized	Net Unrealized
Affiliates	Purchases	Proceeds	Gain/(Loss)	Gain/(Loss)	Value

UBS Emerging Markets Equity Relationship Fund	$21,000,000	$84,000,000	$39,402,165	$(21,623,418)	$54,785,519
UBS High Yield Relationship Fund	19,000,000	15,000,000	2,774,837	(1,952,079)	15,807,095
UBS Small Cap Equity Relationship Fund	-	-	-	1,174,015	39,181,934

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The following Funds invest in shares of UBS Supplementary Trust—U.S. Cash management Prime Fund (“Supplementary Trust”). The Supplementary Trust is managed by the Advisor and is offered as a cash management option only to mutual funds and certain other accounts managed by Advisor. Distributions from Supplementary Trust are reflected as affiliated interest income. Amounts relating to those investments at September 30, 2005 are summarized as follows:

		Sales	Interest		% of Net
Fund	Purchases	Proceeds	Income	Value	Assets

UBS Global Securities Relationship Fund	$528,746,889	$340,907,336	$1,672,227	$224,057,834	14.35%
UBS U.S. Large Cap Equity Relationship Fund	87,027,795	77,750,380	242,278	14,384,610	2.59
UBS Large Cap Select Equity Relationship Fund	1,370,551	1,581,164	4,433	264,200	2.07
UBS U.S. Large Cap Value Equity Relationship Fund	18,235,523	17,283,247	45,795	2,240,195	1.99
UBS Small Cap Equity Relationship Fund	97,884,005	92,247,870	418,733	18,680,443	3.77
UBS International Equity Relationship Fund	100,600,390	98,293,516	24,745	3,055,490	0.72
UBS Emerging Markets Equity Relationship Fund	259,475,617	261,451,286	163,398	8,464,516	1.52
UBS U.S. Cash Management Prime Relationship Fund	2,497,183,760	2,187,932,721	14,158,575	849,490,675	100.01
UBS U.S. Bond Relationship Fund	22,881,096	27,761,511	114,253	3,114,293	3.65
UBS High Yield Relationship Fund	126,011,818	125,202,790	137,944	4,095,786	3.22
UBS Emerging Markets Debt Relationship Fund	69,841,106	68,663,446	86,816	4,174,452	4.17
UBS U.S. Securitized Mortgage Relationship Fund	606,887,526	618,160,793	1,063,877	30,535,742	2.52
UBS Corporate Bond Relationship Fund	64,990,127	63,911,417	88,248	5,838,312	1.89
UBS Opportunistic High Yield Relationship Fund	55,932,644	49,150,336	42,896	7,238,457	5.95

The Funds may invest in shares of the UBS U.S. Cash Management Prime Relationship Fund (“Cash Prime”). Cash Prime is offered as a cash management option only to mutual funds and certain other accounts. Distributions received from the Cash Prime are reflected as affiliated interest income in the Statement of Operations. Amounts relating to those investments at September 30, 2005 and for the period ended were as follows:

		Sales	Interest		% of Net
Affiliates	Purchases	Proceeds	Income	Value	Assets

UBS U.S. Equity Long/Short Relationship Fund	$16,924,290	$15,717,622	$-	$1,206,668	0.86%
UBS Short Duration Relationship Fund	54,433,372	42,018,302	8,422	12,415,070	8.71

5) Securities Lending

The Funds may lend portfolio securities up to 33 1/3% of its net assets to qualified broker-dealers or financial institutions. UBS Global Securities Relationship Fund loaned securities to certain brokers, with the Fund’s custodian acting as the Fund’s lending agent. The Fund earned negotiated lenders’ fees, which are included in securities lending revenue in the Statements of Operations. The Fund receives cash and/or securities as collateral against the loaned securities. Cash collateral received is invested in short term, interest bearing securities, which are included in the Schedule of Investments. In addition, the UBS Global Securities Relationship Fund received U.S. Government Agency securities as collateral amounting to $52,211,222, which cannot be resold. Each Fund will regain ownership of loaned securities to exercise certain beneficial rights; however, each Fund may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower fail financially. The Fund monitors the market value of securities loaned on a daily basis and initially requires collateral against the loaned securities in an amount at least equal to 102% of the value of domestic securities loaned and 105% of the value of foreign securities loaned. The value of loaned securities and related collateral outstanding at March 31, 2005, were as follows:

Market Value
of Investments
	Market Value of	Total Collateral for	of Cash
	Securities	Securities	Collateral
Fund	Loaned	Loaned	Received

UBS Global Securities Relationship Fund	$20,901,452	$21,880,784	$21,880,784

Cash collateral is invested in UBS Supplementary Trust – U.S. Cash Management Prime Fund, an affiliate.

For more information regarding the Fund’s other significant accounting policies, please refer to the Fund’s semiannual report to shareholders dated June 30, 2005.

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Item 2.  Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)
The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

(a)	Certifications of principal executive officer and principal financial officer of registrant pursuant to Rule 30a-2(a) under the Investment Company Act is attached hereto as Exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

UBS Relationship Funds

By:	/s/ W. Douglas Beck
W. Douglas Beck
President

Date:	November 29, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ W. Douglas Beck
W. Douglas Beck
President

Date:	November 29, 2005

By:	/s/ Joseph T. Malone
Joseph T. Malone
Treasurer & Principal Accounting Officer

Date:	November 29, 2005